UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2006 through February 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT    FEBRUARY 28, 2007

Institutional

Trust

Funds

JPMorgan Core Bond Trust
JPMorgan Equity Index Trust
JPMorgan Intermediate Bond Trust

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Core Bond Trust	2
JPMorgan Equity Index Trust	4
JPMorgan Intermediate Bond Trust	6
Schedules of Portfolio Investments	8
Financial Statements	50
Financial Highlights	54
Notes to Financial Statements	56
Report of Independent Registered Public Accounting Firm	62
Trustees	63
Officers	64
Schedule of Shareholder Expenses	66
Tax Letter	67
Board Approval of Investment Advisory Agreement	68

HIGHLIGHTS

•	The FOMC held the fed funds rate steady at 5.25%

•	Better-than-expected economic data caused bond yields to drift higher

•	The U.S. equity market experienced a jolt in late-February, sparked by a meltdown in Chinese stocks

•	Bonds generated positive performance for the 12-month period

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors or financial intermediaries. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

PRESIDENT’S LETTER
FEBRUARY 28, 2007 (Unaudited)

Dear Shareholder:

We are pleased to present this annual report for the JPMorgan Institutional Trust Portfolios for the 12 months ended February 28, 2007. Inside, you’ll find in-depth information on the portfolios along with a report from the portfolio managers.

“Once again, the best fixed income performance came from lower-quality bonds, which notably outperformed the investment-grade market.”

Fed puts rate policy on hold

Concerned about the robust pace of economic growth and mounting inflationary pressures, the Federal Open Market Committee (FOMC) raised the fed funds target by a total of 75 basis points early in the fiscal year, with 25-basis-point hikes in March, May and June of 2006. Bond yields headed upward on concerns that stronger economic growth would lead to accelerating inflation and additional interest rate hikes.

By mid-summer 2006, though, economic sentiment changed. Market observers expected the sharp slowdown in the housing market along with declines in manufacturing activity to stall the overall pace of economic growth. Indeed, gross domestic product (GDP) growth slowed, and a moderation in oil prices helped ease some of the lingering inflationary concerns.

The slower economic data were enough for the Federal Reserve (Fed) to change course and, at its August meeting, the FOMC held the fed funds rate steady at 5.25%, marking the first time in 18-consecutive meetings the U.S. central bank did not implement a 25-basis point rate hike.

Stock market woes trigger bond market rally

Initially, the Fed’s pause sparked a rally in the financial markets. Despite the Fed’s cautious tone, bond investors believed the fed funds target had peaked, and they began pricing into the market a Fed easing in 2007. That optimism moderated in subsequent months as better-than-expected economic data caused bond yields to drift higher.

Nevertheless, a late-February 2007 jolt to the U.S. equity market, sparked by a meltdown in Chinese stocks and a recession warning from former Fed Chairman Alan Greenspan, ignited a bond market rally. Investors discarded their riskier equity assets and sought a “safe haven” in the U.S. bond market.

Yields end year on downward trend

Although Treasury yields were up from March 1, 2006, to February 28, 2007, they ended the 12-month period significantly lower than the peaks realized in late spring and early summer, when concerns about a strong economy and rising inflation gripped the market. For example:

•	The two-year Treasury yield began the fiscal year at 4.21%, peaked at 5.29% on June 28, 2006, and ended the fiscal year at 4.71%.

•	The 10-year Treasury yield began the fiscal year at 4.39%, peaked at 5.25% on June 28, 2006, and ended the fiscal year at 4.64%.

•	The 30-year Treasury yield started the year at 4.67%, peaked at 5.31% on May 12, 2006, and ended the fiscal year at 4.76%.

Bonds post healthy returns

Overall, bonds generated positive performance for the 12-month period, with the Lehman Brothers U.S. Aggregate Index posting a total return of 5.54% for the fiscal year. Once again, the best fixed income performance came from lower-quality bonds, which notably outperformed the investment-grade market. Specifically, the Lehman Brothers U.S. Corporate High-Yield Index advanced 12.13% for the 12-month period, as investors generally showed a strong appetite for risk.

As growth continues, Fed may keep rates on hold

The U.S. economy seems poised to expand moderately in coming quarters, versus its 3.1% growth in calendar 2006. The main point of contention now is the extent to which U.S. activity will cool and whether the rest of the world can bear the fallout. Although some recent indicators, particularly in the construction and manufacturing sectors, have shown distinct signs of weakness, the broad economy — and crucially, the job market — have held up relatively well. This scenario may have to change for the Fed to embark on an easing campaign.

For investment-grade corporate bonds, 2007 largely may be a year of clipping coupons. Event risk remains prevalent, but solid fundamentals, decent earnings growth and continued low default rates may provide a stable foundation for investment-grade corporate bonds as a whole and may prevent significant spread widening.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   1

JPMorgan Core Bond Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 2/28/07
(In Thousands)	$2,800,516
Primary Benchmark	Lehman Brothers Aggregate Bond Index
Average Credit Quality	AAA
Duration	4.27 Years

Q:	HOW DID THE PORTFOLIO PERFORM?

A:	The JPMorgan Core Bond Trust, which seeks to maximize total return by investing primarily in a diversified portfolio of intermediate-and long-term debt securities, returned 5.86%* over the 12 months ended February 28, 2007, compared to the 5.54% return for the Lehman Brothers Aggregate Bond Index over the same period.**

Q:	WHY DID THE PORTFOLIO PERFORM THIS WAY?

A:	The Portfolio outperformed its benchmark for the period. Security selection, particularly in the mortgage sector, positively impacted performance. Most of the Portfolio’s mortgage exposure was to well-structured collateralized mortgage obligations (CMO). Duration and yield curve positioning also contributed to performance. The Portfolio maintained a modestly shorter duration than its benchmark for most of the period, which was beneficial as interest rates rose through the first half of 2006 but worked against returns when interest rates rallied later in the year.

On the negative side, an underweight in the credit sector detracted from performance. The Portfolio’s high-quality bias also hindered returns as lower credit quality outperformed. The BBB segment of the investment-grade universe posted an excess return of 140 basis points (bps), as measured by Lehman Brothers, compared with 101 bps for the A segment and 76 bps for the AA segment.

Q:	HOW WAS THE PORTFOLIO MANAGED?

A:	We continued to focus on security selection as our primary strategy. The Portfolio’s sector allocations were essentially unchanged over the period. We remained overweight in mortgage-backed securities (MBS) and asset-backed securities (ABS) and underweight in agency debentures and corporate bonds. Due to rising name-specific event risk and generally tight spreads, we have maintained a defensive credit position.

In terms of maturity structure, we maintained our overweight in the 0–1 year segment and underweight in the 30-year portion of the yield curve. The Portfolio’s allocation to cash equivalents remains at the higher end of the typical range. As the yield curve’s positioning is not currently attractive and spreads are generally tight, we are comfortable maintaining a higher cash allocation.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	48.0%
U.S. Treasury Obligations	20.9
Corporate Bonds	9.9
Mortgage Pass-Through Securities	8.2
Asset Backed Securities	1.5
Commercial Mortgage-Backed Securities	1.3
U.S. Government Agency Securities	1.3
Other (less than 1.0%)	0.6
Short-Term Investment	7.9
Investments of Cash Collateral for Securities on Loan	9.8

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon net assets as of February 28, 2007. The Fund’s composition is subject to change.

2   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

INCEPTION DATE	1 YEAR	SINCE INCEPTION
2/7/2005	5.86%	3.88%

LIFE OF FUND PERFORMANCE (2/7/2005 TO 2/28/2007)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Lehman Brothers Aggregate Bond Index from February 7, 2005 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the index does not include fees and expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Aggregate Bond Index represents the performance of the bond market as a whole. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   3

JPMorgan Equity Index Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 2/28/07
(In Thousands)	$420,518
Primary Benchmark	S&P 500 Index

Q:	HOW DID THE PORTFOLIO PERFORM?

A:	The JPMorgan Equity Index Trust, which seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), returned 11.87%* over the 12 months ended February 28, 2007, compared to the 11.97% return for the S&P 500 Index over the same period.**

Q:	WHY DID THE PORTFOLIO PERFORM THIS WAY?

A:	The Portfolio underperformed its benchmark for the period. U.S. large-cap core equities produced generally solid returns. Positive corporate earnings, the Federal Reserve’s hold on raising rates, nearly flat oil prices for the year and an active merger-and-acquisition environment drove the market higher. However, risk became more of a focus toward the end of February, as equity markets turned downward. Virtually all of the economy’s sectors produced positive returns within the Portfolio’s benchmark, the S&P 500 Index. The two best-performing sectors were telecommunication services and materials, with returns in the 20% range. The two poorest-performing sectors were information technology and healthcare, with returns in the middle single-digit range.

Q:	HOW WAS THE PORTFOLIO MANAGED?

A:	In line with the objectives of an index strategy, the Portfolio seeks to provide investors with a pure benchmark exposure with zero active risk. The Portfolio was managed according to a full-replication index strategy — with all 500 of the stocks in the benchmark being held in the Portfolio — in strict conformity to the benchmark weights. Changes to the composition and stock weightings within the index were implemented in the Portfolio in a timely, efficient and low-cost manner. Portfolio exposures at the stock, sector and factor level are closely monitored to ensure that unintended active bets are not in place. The Portfolio is fully invested at all times to minimize any market risk and, thereby, eliminate the effects of cash drag on performance. Typically, the Portfolio will be 99.50% invested in common stocks and 0.50% invested in equitized cash. Cash is equitized by investing in some combination of index futures contracts and exchange-traded funds.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***

1.	Exxon Mobil Corp.	3.3%
2.	General Electric Co.	2.8
3.	Citigroup, Inc.	1.9
4.	Microsoft Corp.	1.9
5.	AT&T, Inc.	1.8
6.	Bank of America Corp.	1.8
7.	Procter & Gamble Co.	1.6
8.	Johnson & Johnson	1.4
9.	Pfizer, Inc.	1.4
10.	Altria Group, Inc.	1.4

PORTFOLIO COMPOSITION***

Financials	21.6%
Information Technology	14.8
Health Care	12.1
Consumer Discretionary	10.8
Industrials	10.7
Energy	9.6
Consumer Staples	9.3
Telecommunication Services	3.6
Utilities	3.6
Materials	3.2
Other (less than 1.0%)	1.0
Investments of Cash Collateral for Securities on Loan	6.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. “S&P 500” is a registered service mark of Standard and Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

***	Percentages indicated are based on net assets as of February 28, 2007. The Fund’s composition is subject to change.

4   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

INCEPTION DATE	1 YEAR	SINCE INCEPTION
2/7/2005	11.87%	9.83%

LIFE OF FUND PERFORMANCE (2/7/2005 TO 2/28/2007)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust and S&P 500 Index from February 7, 2005 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the index does not include fees and expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index represents the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2007 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 2/28/07
(In Thousands)	$327,319
Primary Benchmark	Lehman Brothers Intermediate Government/ Credit Bond Index
Average Credit Quality	AAA
Duration	3.35 Years

Q:	How did the Portfolio perform?

A:	The JPMorgan Intermediate Bond Trust, which seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities, returned 5.81%* over the 12 months ended February 28, 2007, compared to the 5.50% return for the Lehman Brothers Intermediate Government/Credit Bond Index over the same period.**

Q:	Why did the Portfolio perform this way?

A:	The Portfolio outperformed its benchmark for the period. An overweight in the mortgage sector contributed to performance, as the benchmark did not hold mortgages and the Portfolio’s allocation to mortgages generated excess return. Mortgage-backed securities were driven primarily by pass-through spread tightening during the year, while collateralized mortgage obligations (CMO) tightened as volatility spiked in February. Most of the Portfolio’s mortgage exposure was to well-structured CMOs. Overall security selection also contributed to excess returns. On the negative side, yield curve positioning in the Portfolio slightly hindered relative returns. An underweight in the credit sector and the Fund’s duration positioning also detracted from relative performance.

Q:	How was the Portfolio managed?

A:	The Portfolio continues to maintain its yield advantage over the index: 5.21% yield-to-worst compared to 4.92% for the index as of February 28, 2007. Our duration positioning, roughly 3.35 years compared to 3.65 years for the benchmark, is consistent with our duration-management philosophy that calls for maintaining our duration at ±10% of the benchmark.

PORTFOLIO COMPOSITION***

Collateralized Mortgage Obligations	38.2%
U.S. Treasury Obligations	20.3
Corporate Bonds	18.3
Mortgage Pass-Through Securities	6.1
Asset Backed Securities	3.0
U.S. Government Agency Securities	1.7
Commercial Mortgage Backed Securities	1.3
Other (less than 1.0%)	0.3
Short-Term Investment	10.9
Investments of Cash Collateral for Securities on Loan	9.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based on net assets as of February 28, 2007. The Fund’s composition is subject to change.

6   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2007

INCEPTION DATE	1 YEAR	SINCE INCEPTION
2/7/2005	5.81%	3.72%

LIFE OF FUND PERFORMANCE (2/7/2005 TO 2/28/2007)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Intermediate Bond Trust and the Lehman Brothers Intermediate Government/Credit Bond Index from February 7, 2005 to February 28, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the index does not include fees and expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Investors cannot invest directly in an index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index representing the performance of U.S. Treasury and agency securities and investment grade corporate and international (dollar-denominated) bonds, with maturities between 5 and 10 years.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)		Security Description	Value($)
Long-Term Investments — 91.7%
		Asset Backed Securities — 1.5%
1,281		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,266
		AmeriCredit Automobile Receivables Trust,
144		Series 2003-BX, Class A4A, 2.72%, 01/06/10	143
5,500		Series 2006-BG, Class A3, 5.21%, 10/06/11	5,510
5,000		Series 2006-BG, Class A4, 5.21%, 09/06/13	5,024
		Citibank Credit Card Issuance Trust,
3,290		Series 2002-C2, Class C2, 6.95%, 02/18/14	3,515
1,841		Series 2005-B1, Class B1, 4.40%, 09/15/10	1,821
1,017		CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	1,006
507		Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	508
4,131		Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	4,140
		Ford Credit Auto Owner Trust,
68		Series 2004-A, Class A3, 2.93%, 03/15/08	68
2,500		Series 2006-B, Class A4, 5.25%, 09/15/11	2,513
793		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, 6.71%, 04/25/29	791
78		Green Tree Financial Corp., Series 1995-4, Class A6, 7.30%, 06/15/25	78
1,049		Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	1,035
6,300		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	6,321
		MBNA Credit Card Master Note Trust,
2,074		Series 2002-C1, Class C1, 6.80%, 07/15/14	2,215
866		Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	901
		MBNA Master Credit Card Trust,
1,507		Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,610
1,319		Series 2000-D, Class C, 8.40%, 09/15/09	1,324
54		Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	54
1,300		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	1,305
		WFS Financial Owner Trust,
373		Series 2003-2, Class A4, 2.41%, 12/20/10	372
579		Series 2003-4, Class A4, 3.15%, 05/20/11	574
		Total Asset Backed Securities (Cost $42,385)	42,094
		Collateralized Mortgage Obligations — 48.0%
		Agency CMO — 33.8%
3,619		Federal Home Loan Bank System, Series 2000, Class Y, 5.27%, 12/28/12	3,632
		Federal Home Loan Mortgage Corp.,
130		Series 11, Class D, 9.50%, 07/15/19	136
35		Series 22, Class C, 9.50%, 04/15/20	37
55		Series 23, Class F, 9.60%, 04/15/20	59
1		Series 41, Class I, HB, 84.00%, 05/15/20	1
7		Series 47, Class F, 10.00%, 06/15/20	8
23		Series 99, Class Z, 9.50%, 01/15/21	24
10		Series 134, Class B, IO, 9.00%, 04/01/22	2
—	(h)	Series 204, Class E, HB, IF, 819.84%, 05/15/23	—	(h)
—	(h)	Series 1045, Class G, HB, 1,065.12%, 02/15/21	—	(h)
24		Series 1065, Class J, 9.00%, 04/15/21	25
8		Series 1079, Class S, IF, 15.73%, 05/15/21	9
42		Series 1084, Class F, FRN, 6.33%, 05/15/21	42
30		Series 1084, Class S, IF, 21.04%, 05/15/21	30
41		Series 1116, Class I, 5.50%, 08/15/21	41
33		Series 1144, Class KB, 8.50%, 09/15/21	33
—	(h)	Series 1172, Class L, HB, VAR, 1,182.96%, 11/15/21	—	(h)
2		Series 1196, Class B, IF, HB, 533.72%, 01/15/22	24
399		Series 1212, Class IZ, 8.00%, 02/15/22	400
64		Series 1250, Class J, 7.00%, 05/15/22	64
—	(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	—	(h)
79		Series 1343, Class LA, 8.00%, 08/15/22	85
100		Series 1343, Class LB, 7.50%, 08/15/22	100
192		Series 1370, Class JA, FRN, 6.53%, 09/15/22	192
179		Series 1455, Class WB, IF, 1.99%, 12/15/22	165
11		Series 1465, Class SA, IF, IO, 3.63%, 02/15/08	—	(h)
824		Series 1466, Class PZ, 7.50%, 02/15/23	871
15		Series 1470, Class F, FRN, 5.40%, 02/15/23	15
992		Series 1498, Class I, FRN 6.53%, 04/15/23	1,005
1,267		Series 1502, Class PX, 7.00%, 04/15/23	1,304
168		Series 1505, Class Q, 7.00%, 05/15/23	173
8		Series 1506, Class F, FRN, 6.05%, 05/15/08	8
2		Series 1506, Class S, IF, 9.67%, 05/15/08	2
28		Series 1506, Class SD, IF, IO, 3.13%, 05/15/08	—	(h)
603		Series 1512, Class J, 6.50%, 05/15/08	602
116		Series 1513, Class N, 6.50%, 05/15/08	116
406		Series 1518, Class G, IF, 3.76%, 05/15/23	393
142		Series 1541, Class M, IF, 10.22%, 07/15/23	158
386		Series 1541, Class O, FRN, 4.16%, 07/15/23	377
46		Series 1544, Class J, IF, 7.02%, 07/15/08	46
411		Series 1558, Class D, 6.50%, 07/15/23	417
46		Series 1561, Class TA, PO, 08/15/08	45
36		Series 1570, Class F, FRN, 5.90%, 08/15/23	36

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,402	Series 1573, Class PZ, 7.00%, 09/15/23	1,448
35	Series 1575, Class FB, FRN, 6.88%, 08/15/08	35
14	Series 1575, Class SB, IF, 3.37%, 08/15/08	14
845	Series 1591, Class PV, 6.25%, 10/15/23	864
109	Series 1595, Class D, 7.00%, 10/15/13	111
333	Series 1596, Class D, 6.50%, 10/15/13	339
27	Series 1602, Class SA, IF, 5.28%, 10/15/23	26
73	Series 1604, Class SA, IF, 6.60%, 11/15/08	73
122	Series 1606, Class SC, IF, 9.18%, 11/15/08	123
51	Series 1607, Class SA, IF, 9.16%, 10/15/13	55
2,826	Series 1608, Class L, 6.50%, 09/15/23	2,935
1,255	Series 1609, Class LG, IF, 5.69%, 11/15/23	1,284
423	Series 1611, Class JA, FRN, 6.63%, 08/15/23	425
403	Series 1611, Class JB, IF, 2.72%, 08/15/23	392
132	Series 1612, Class SD, IF, 6.75%, 11/15/08	133
141	Series 1625, Class SD, IF, 8.51%, 12/15/08	144
856	Series 1638, Class H, 6.50%, 12/15/23	902
1,575	Series 1642, Class PJ, 6.00%, 11/15/23	1,597
39	Series 1659, Class SB, IF, 8.50%, 01/15/09	40
14	Series 1671, Class QC, IF, 10.00%, 02/15/24	16
86	Series 1685, Class Z, 6.00%, 11/15/23	87
18	Series 1686, Class SH, IF, 7.14%, 02/15/24	19
66	Series 1689, Class SD, IF, 8.97%, 10/15/23	66
377	Series 1695, Class EB, 7.00%, 03/15/24	396
262	Series 1698, Class SC, IF, 9.33%, 03/15/09	272
103	Series 1699, Class FC, FRN, 5.98%, 03/15/24	104
495	Series 1700, Class GA, PO, 02/15/24	459
943	Series 1706, Class K, 7.00%, 03/15/24	990
48	Series 1709, Class FA, FRN, 3.92%, 03/15/24	46
128	Series 1745, Class D, 7.50%, 08/15/24	128
2,165	Series 1760, Class ZD, FRN, 4.27%, 02/15/24	2,082
1,273	Series 1798, Class F, 5.00%, 05/15/23	1,250
106	Series 1807, Class A, 6.00%, 11/15/08	106
20	Series 1807, Class G, 9.00%, 10/15/20	21
366	Series 1829, Class ZB, 6.50%, 03/15/26	377
53	Series 1844, Class E, 6.50%, 10/15/13	53
374	Series 1863, Class Z, 6.50%, 07/15/26	385
39	Series 1865, Class D, PO, 02/15/24	26
225	Series 1890, Class H, 7.50%, 09/15/26	234
599	Series 1899, Class ZE, 8.00%, 09/15/26	637
90	Series 1900, Class T, PO, 08/15/08	90
35	Series 1935, Class FL, FRN, 6.08%, 02/15/27	35
498	Series 1963, Class Z, 7.50%, 01/15/27	509
94	Series 1967, Class PC, PO, 10/15/08	94
82	Series 1970, Class PG, 7.25%, 07/15/27	82
747	Series 1981, Class Z, 6.00%, 05/15/27	754
321	Series 1987, Class PE, 7.50%, 09/15/27	328
33	Series 2017, Class SE, IF, 7.98%, 12/15/08	34
731	Series 2019, Class Z, 6.50%, 12/15/27	754
511	Series 2025, Class PE, 6.30%, 01/15/13	517
262	Series 2033, Class SN, IF, IO, 11.69%, 03/15/24	97
723	Series 2038, Class PN, IO, 7.00%, 03/15/28	150
1,036	Series 2040, Class PE, 7.50%, 03/15/28	1,067
295	Series 2043, Class CJ, 6.50%, 04/15/28	302
976	Series 2054, Class PV, 7.50%, 05/15/28	1,021
713	Series 2055, Class OE, 6.50%, 05/15/13	727
2,327	Series 2075, Class PH, 6.50%, 08/15/28	2,397
1,790	Series 2075, Class PM, 6.25%, 08/15/28	1,840
1,268	Series 2086, Class GB, 6.00%, 09/15/28	1,288
869	Series 2089, Class PJ, IO, 7.00%, 10/15/28	161
3,844	Series 2095, Class PE, 6.00%, 11/15/28	3,932
448	Series 2097, Class PV, 6.00%, 09/15/09	450
1,653	Series 2102, Class TC, 6.00%, 12/15/13	1,680
1,058	Series 2102, Class TU, 6.00%, 12/15/13	1,076
4,201	Series 2115, Class PE, 6.00%, 01/15/14	4,269
1,317	Series 2125, Class JZ, 6.00%, 02/15/29	1,339
240	Series 2132, Class SB, IF, 7.50%, 03/15/29	257
193	Series 2134, Class PI, IO, 6.50%, 03/15/19	37
114	Series 2135, Class UK, IO, 6.50%, 03/15/14	17
121	Series 2141, Class IO, IO, 7.00%, 04/15/29	24
164	Series 2143, Class CD, 6.00%, 02/15/28	165
252	Series 2163, Class PC, IO, 7.50%, 06/15/29	53
1,507	Series 2169, Class TB, 7.00%, 06/15/29	1,598
942	Series 2172, Class QC, 7.00%, 07/15/29	989
1,179	Series 2176, Class OJ, 7.00%, 08/15/29	1,220
287	Series 2189, Class SA, IF, 6.89%, 02/15/28	292
780	Series 2201, Class C, 8.00%, 11/15/29	816
567	Series 2209, Class TC, 8.00%, 01/15/30	600
809	Series 2210, Class Z, 8.00%, 01/15/30	846
185	Series 2224, Class CB, 8.00%, 03/15/30	191
668	Series 2230, Class Z, 8.00%, 04/15/30	672
560	Series 2234, Class PZ, 7.50%, 05/15/30	578
433	Series 2247, Class Z, 7.50%, 08/15/30	462
597	Series 2256, Class MC, 7.25%, 09/15/30	622
1,266	Series 2259, Class ZM, 7.00%, 10/15/30	1,306
58	Series 2261, Class ZY, 7.50%, 10/15/30	59
171	Series 2262, Class Z, 7.50%, 10/15/30	172
1,174	Series 2271, Class PC, 7.25%, 12/15/30	1,196
1,555	Series 2283, Class K, 6.50%, 12/15/23	1,637
837	Series 2296, Class PD, 7.00%, 03/15/31	867

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
31	Series 2299, Class G, 7.00%, 05/15/14	31
229	Series 2306, Class K, PO, 05/15/24	192
540	Series 2306, Class SE, IF, IO, 5.83%, 05/15/24	71
817	Series 2313, Class LA, 6.50%, 05/15/31	846
521	Series 2323, Class VO, 6.00%, 10/15/22	524
1,691	Series 2325, Class PM, 7.00%, 06/15/31	1,787
388	Series 2335, Class VH, 7.00%, 05/15/14	388
4,420	Series 2344, Class QG, 6.00%, 08/15/16	4,504
9,324	Series 2344, Class ZD, 6.50%, 08/15/31	9,594
791	Series 2344, Class ZJ, 6.50%, 08/15/31	817
932	Series 2345, Class NE, 6.50%, 08/15/31	959
1,012	Series 2345, Class PQ, 6.50%, 08/15/16	1,042
753	Series 2351, Class PZ, 6.50%, 08/15/31	780
1,578	Series 2353, Class TD, 6.00%, 09/15/16	1,616
1,380	Series 2355, Class BP, 6.00%, 09/15/16	1,408
599	Series 2359, Class PM, 6.00%, 09/15/16	610
1,248	Series 2359, Class ZB, 8.50%, 06/15/31	1,416
2,538	Series 2360, Class PG, 6.00%, 09/15/16	2,585
1,239	Series 2362, Class PD, 6.50%, 06/15/20	1,245
221	Series 2362, Class PJ, 6.50%, 10/15/28	221
605	Series 2363, Class PF, 6.00%, 09/15/16	616
1,107	Series 2366, Class MD, 6.00%, 10/15/16	1,129
1,517	Series 2367, Class ME, 6.50%, 10/15/31	1,567
829	Series 2371, Class VB, 6.00%, 08/15/15	830
34	Series 2382, Class TL, IO, 6.50%, 02/15/31	1
4,301	Series 2391, Class QR, 5.50%, 12/15/16	4,340
736	Series 2391, Class VQ, 6.00%, 10/15/12	749
1,739	Series 2392, Class PV, 6.00%, 12/15/20	1,748
1,488	Series 2394, Class MC, 6.00%, 12/15/16	1,519
1,884	Series 2399, Class OH, 6.50%, 01/15/32	1,951
3,014	Series 2399, Class TH, 6.50%, 01/15/32	3,118
2,875	Series 2410, Class NG, 6.50%, 02/15/32	2,997
845	Series 2410, Class OE, 6.38%, 02/15/32	867
2,194	Series 2410, Class QS, IF, 5.67%, 02/15/32	2,225
742	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	75
368	Series 2412, Class SE, IF, 5.02%, 02/15/09	366
1,366	Series 2412, Class SP, IF, 5.46%, 02/15/32	1,370
3,545	Series 2420, Class XK, 6.50%, 02/15/32	3,679
1,616	Series 2423, Class MC, 7.00%, 03/15/32	1,683
1,655	Series 2423, Class MT, 7.00%, 03/15/32	1,723
1,291	Series 2425, Class OB, 6.00%, 03/15/17	1,318
2,260	Series 2430, Class WF, 6.50%, 03/15/32	2,368
2,315	Series 2434, Class TC, 7.00%, 04/15/32	2,415
565	Series 2435, Class CJ, 6.50%, 04/15/32	593
1,884	Series 2435, Class VH, 6.00%, 07/15/19	1,931
2,049	Series 2436, Class MC, 7.00%, 04/15/32	2,141
1,429	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	119
871	Series 2450, Class GZ, 7.00%, 05/15/32	903
1,143	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	94
633	Series 2454, Class BG, 6.50%, 08/15/31	639
3,791	Series 2455, Class GK, 6.50%, 05/15/32	3,954
942	Series 2458, Class QE, 5.50%, 06/15/17	952
2,491	Series 2460, Class VZ, 6.00%, 11/15/29	2,530
2,311	Series 2462, Class JG, 6.50%, 06/15/32	2,408
1,921	Series 2466, Class PG, 6.50%, 04/15/32	1,995
942	Series 2466, Class PH, 6.50%, 06/15/32	991
1,884	Series 2474, Class NR, 6.50%, 07/15/32	1,969
631	Series 2480, Class PV, 6.00%, 07/15/11	642
1,825	Series 2484, Class LZ, 6.50%, 07/15/32	1,932
1,299	Series 2498, Class UD, 5.50%, 06/15/16	1,299
519	Series 2500, Class GD, 5.50%, 12/15/15	518
2,260	Series 2500, Class MC, 6.00%, 09/15/32	2,302
806	Series 2500, Class TD, 5.50%, 02/15/16	806
428	Series 2503, Class BH, 5.50%, 09/15/17	433
1,130	Series 2512, Class PG, 5.50%, 10/15/22	1,121
1,187	Series 2513, Class TG, 6.00%, 02/15/32	1,204
2,124	Series 2513, Class YO, PO, 02/15/32	1,865
3,767	Series 2515, Class DE, 4.00%, 03/15/32	3,562
1,517	Series 2518, Class PX, 5.50%, 09/15/13	1,534
446	Series 2519, Class BT, 8.50%, 09/15/31	478
544	Series 2521, Class PU, 5.50%, 05/15/10	546
2,046	Series 2527, Class VU, 5.50%, 10/15/13	2,062
1,695	Series 2535, Class BK, 5.50%, 12/15/22	1,712
2,260	Series 2537, Class TE, 5.50%, 12/15/17	2,289
1,130	Series 2541, Class GX, 5.50%, 02/15/17	1,135
1,884	Series 2543, Class YX, 6.00%, 12/15/32	1,928
2,449	Series 2544, Class HC, 6.00%, 12/15/32	2,509
2,532	Series 2552, Class ME, 6.00%, 01/15/33	2,589
1,700	Series 2565, Class MB, 6.00%, 05/15/30	1,723
1,281	Series 2567, Class QD, 6.00%, 02/15/33	1,311
537	Series 2571, Class SK, IF, 11.56%, 09/15/23	618
3,767	Series 2575, Class ME, 6.00%, 02/15/33	3,850
2,134	Series 2586, Class WI, IO, 6.50%, 03/15/33	460
1,622	Series 2594, Class VA, 6.00%, 03/15/14	1,646
3,506	Series 2594, Class VP, 6.00%, 02/15/14	3,552
3,540	Series 2594, Class VQ, 6.00%, 08/15/20	3,605
1,380	Series 2596, Class QG, 6.00%, 03/15/33	1,408
5,998	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	383
7,889	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	395
9,752	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	559

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
9,996	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	624
1,130	Series 2611, Class UH, 4.50%, 05/15/18	1,078
4,877	Series 2617, Class AK, 4.50%, 05/15/18	4,607
1,507	Series 2617, Class GR, 4.50%, 05/15/18	1,441
358	Series 2619, Class HR, 3.50%, 11/15/31	337
1,508	Series 2619, Class IM, IO, 5.00%, 10/15/21	198
535	Series 2624, Class IU, IO, 5.00%, 06/15/33	129
8,885	Series 2626, Class NS, IF, IO, 1.23%, 06/15/23	534
856	Series 2628, Class WA, 4.00%, 07/15/28	818
8,785	Series 2630, Class KN, 2.50%, 04/15/13	8,597
2,260	Series 2631, Class LC, 4.50%, 06/15/18	2,163
581	Series 2633, Class EO, PO, 08/15/33	420
1,244	Series 2636, Class Z, 4.50%, 06/15/18	1,186
2,754	Series 2637, Class SA, IF, IO, 0.78%, 06/15/18	94
169	Series 2638, Class DS, IF, 3.28%, 07/15/23	143
3,672	Series 2638, Class SA, IF, IO, 1.78%, 11/15/16	150
829	Series 2640, Class UG, IO, 5.00%, 01/15/32	240
955	Series 2640, Class UR, IO, 4.50%, 08/15/17	83
830	Series 2643, Class HI, IO, 4.50%, 12/15/16	71
2,320	Series 2650, Class PO, PO, 12/15/32	1,878
7,993	Series 2650, Class SO, PO, 12/15/32	6,487
2,213	Series 2651, Class VZ, 4.50%, 07/15/18	2,110
1,563	Series 2656, Class SH, IF, 5.64%, 02/15/25	1,548
3,232	Series 2668, Class SB, IF, 2.47%, 10/15/15	3,009
1,884	Series 2672, Class ME, 5.00%, 11/15/22	1,850
617	Series 2672, Class SJ, IF, 2.43%, 09/15/16	568
5,650	Series 2675, Class CK, 4.00%, 09/15/18	5,220
2,430	Series 2682, Class YS, IF, 1.02%, 10/15/33	1,662
366	Series 2683, Class VA, 5.50%, 02/15/21	369
16,500	Series 2684, Class PO, PO, 01/15/33	10,670
3,014	Series 2684, Class TO, PO, 10/15/33	1,714
1,507	Series 2686, Class GB, 5.00%, 05/15/20	1,502
3,855	Series 2686, Class NS, IF, IO, 2.28%, 10/15/21	226
1,538	Series 2691, Class ME, 4.50%, 04/15/32	1,474
1,807	Series 2691, Class WS, IF, 1.02%, 10/15/33	1,277
1,712	Series 2695, Class DE, 4.00%, 01/15/17	1,639
1,199	Series 2695, Class DG, 4.00%, 10/15/18	1,111
622	Series 2696, Class CO, PO, 10/15/18	479
1,205	Series 2702, Class PC, 5.00%, 01/15/23	1,177
1,217	Series 2705, Class SC, IF, 1.02%, 11/15/33	883
2,298	Series 2705, Class SD, IF, 2.16%, 11/15/33	1,754
1,712	Series 2715, Class OG, 5.00%, 01/15/23	1,660
3,014	Series 2716, Class UN, 4.50%, 12/15/23	2,835
1,507	Series 2720, Class PC, 5.00%, 12/15/23	1,477
2,768	Series 2721, Class PI, IO, 5.00%, 05/15/16	127
7,722	Series 2727, Class BS, IF, 1.10%, 01/15/34	5,092
269	Series 2727, Class PO, PO, 01/15/34	172
51	Series 2733, Class GF, FRN, 0.00%, 09/15/33	48
844	Series 2739, Class S, IF, 1.36%, 01/15/34	618
1,020	Series 2744, Class FE, FRN, 0.00%, 02/15/34	797
753	Series 2744, Class PC, 5.50%, 01/15/31	755
1,705	Series 2744, Class PE, 5.50%, 02/15/34	1,744
3,332	Series 2744, Class TU, 5.50%, 05/15/32	3,336
1,935	Series 2749, Class PK, IO, 5.00%, 09/15/22	67
2,445	Series 2751, Class BA, 4.00%, 10/15/18	2,312
789	Series 2753, Class S, IF, 1.36%, 02/15/34	528
5,435	Series 2755, Class PA, PO, 02/15/29	4,673
3,050	Series 2755, Class SA, IF, 3.56%, 05/15/30	2,910
858	Series 2766, Class SX, IF, 0.54%, 03/15/34	698
705	Series 2769, Class PO, PO, 03/15/34	430
455	Series 2771, Class FG, FRN, 0.00%, 03/15/34	338
2,180	Series 2776, Class SK, IF, 1.10%, 04/15/34	1,523
1,506	Series 2777, Class OM, PO, 12/15/32	989
743	Series 2778, Class BS, IF, 2.45%, 04/15/34	587
854	Series 2780, Class JG, 4.50%, 04/15/19	811
1,284	Series 2783, Class AT, 4.00%, 04/15/19	1,164
1,712	Series 2809, Class UB, 4.00%, 09/15/17	1,638
5,515	Series 2809, Class UC, 4.00%, 06/15/19	5,053
255	Series 2827, Class SQ, IF, 7.50%, 01/15/19	265
109	Series 2841, Class GO, PO, 08/15/34	97
1,117	Series 2846, Class PO, PO, 08/15/34	866
635	Series 2849, Class PO, PO, 08/15/34	502
3,000	Series 2872, Class JE, 4.50%, 02/15/18	2,933
209	Series 2888, Class SL, IF, 1.76%, 11/15/34	204
400	Series 2949, Class GU, IF, 0.00%, 03/15/35	307
466	Series 2958, Class KB, 5.50%, 04/15/35	466
856	Series 2958, Class QD, 4.50%, 04/15/20	822
3,425	Series 2965, Class GD, 4.50%, 04/15/20	3,274
8,562	Series 2971, Class GB, 5.00%, 11/15/16	8,592
856	Series 2971, Class GC, 5.00%, 07/15/18	854
942	Series 2975, Class KO, PO, 05/15/35	727
1,347	Series 2989, Class PO, PO, 06/15/23	1,052
4,281	Series 3004, Class EK, 5.50%, 07/15/35	4,198
6,422	Series 3047, Class OB, 5.50%, 12/15/33	6,510
944	Series 3047, Class OD, 5.50%, 10/15/35	944
3,095	Series 3064, Class MC, 5.50%, 11/15/35	3,015
2,141	Series 3064, Class OB, 5.50%, 07/15/29	2,163
2,971	Series 3068, Class QB, 4.50%, 06/15/20	2,880
2,141	Series 3074, Class BH, 5.00%, 11/15/35	2,067
968	Series 3101, Class EA, 6.00%, 06/15/20	967

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
4,683		Series 3117, Class EO, PO, 02/15/36	3,582
2,962		Series 3117, Class OK, PO, 02/15/36	2,249
2,830		Series 3118, Class DM, 5.00%, 02/15/24	2,781
540		Series 3122, Class ZB, 6.00%, 03/15/36	540
1,929		Series 3125, Class MO, PO, 03/15/36	1,421
3,936		Series 3134, Class PO, PO, 03/15/36	3,036
4,831		Series 3138, Class PO, PO, 04/15/36	3,663
3,397		Series 3150, Class PO, PO, 05/15/36	2,618
2,000		Series 3151, Class UC, 5.50%, 08/15/35	1,990
2,804		Series 3158, Class LX, FRN, 0.00%, 05/15/36	2,316
745		Series 3164, Class CF, FRN, 0.00%, 04/15/33	672
292		Series 3178, Class ZB, 5.50%, 06/15/36	292
5,500		Series 3179, Class OA, PO, 07/15/36	4,250
1,898		Series 3189, Class SN, IF, 0.79%, 11/15/35	1,810
2,661		Series 3211, Class SO, PO, 09/15/36	2,056
7,621		Series 3260, Class CS, IF, IO, 0.82%, 01/15/37	215
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,270		Series T-41, Class 3A, 7.50%, 07/25/32	1,318
791		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	816
3,805		Series T-54, Class 2A, 6.50%, 02/25/43	3,891
1,317		Series T-54, Class 3A, 7.00%, 02/25/43	1,359
558		Series T-58, Class A, PO, 09/25/43	476
		Federal Home Loan Mortgage Corp. — Government National Mortgage Association,
794		Series 8, Class ZA, 7.00%, 03/25/23	805
1,032		Series 55, Class GL, IF, IO, 0.60%, 04/25/24	6
		Federal National Mortgage Association,
16		Series 23, Class 2, IO, 10.00%, 09/01/17	3
2		Series 50, Class 2, IO, 10.50%, 03/01/19	—	(h)
60		Series 218, Class 2, IO, 7.50%, 04/01/23	14
49		Series 265, Class 2, 9.00%, 03/01/24	53
1,371		Series 329, Class 1, PO, 01/01/33	1,059
1,567		Series 340, Class 1, PO, 09/01/33	1,158
24		Series 1988-7, Class Z, 9.25%, 04/25/18	26
59		Series 1989-70, Class G, 8.00%, 10/25/19	63
21		Series 1989-78, Class H, 9.40%, 11/25/19	22
40		Series 1989-83, Class H, 8.50%, 11/25/19	43
38		Series 1989-89, Class H, 9.00%, 11/25/19	41
34		Series 1990-1, Class D, 8.80%, 01/25/20	37
7		Series 1990-60, Class K, 5.50%, 06/25/20	7
12		Series 1990-63, Class H, 9.50%, 06/25/20	13
13		Series 1990-93, Class G, 5.50%, 08/25/20	13
—	(h)	Series 1990-94, Class H, HB 504.00%, 08/25/20	4
—	(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	7
53		Series 1990-102, Class J, 6.50%, 08/25/20	55
94		Series 1990-120, Class H, 9.00%, 10/25/20	102
8		Series 1990-134, Class SC, IF, 13.58%, 11/25/20	10
1		Series 1990-140, Class K, HB, 652.15%, 12/25/20	9
—	(h)	Series 1991-7, Class K, HB, 907.20%, 02/25/21	2
40		Series 1991-24, Class Z, 5.00%, 03/25/21	40
41		Series 1992-38, Class Z, 7.50%, 02/25/22	41
8		Series 1992-101, Class J, 7.50%, 06/25/22	8
217		Series 1992-136, Class PK, 6.00%, 08/25/22	221
144		Series 1992-143, Class MA, 5.50%, 09/25/22	146
9		Series 1992-152, Class N, IO, 8.00%, 08/25/07	—	(h)
90		Series 1992-156, Class K, 7.50%, 09/25/07	90
365		Series 1992-163, Class M, 7.75%, 09/25/22	388
659		Series 1992-188, Class PZ, 7.50%, 10/25/22	697
35		Series 1993-8, Class H, 7.00%, 01/25/08	36
285		Series 1993-21, Class KA, 7.70%, 03/25/23	302
412		Series 1993-25, Class J, 7.50%, 03/25/23	437
113		Series 1993-27, Class SA, IF, 15.50%, 02/25/23	148
137		Series 1993-55, Class K, 6.50%, 05/25/08	137
53		Series 1993-59, Class FA, FRN, 6.09%, 05/25/08	53
174		Series 1993-62, Class SA, IF, 10.28%, 04/25/23	210
17		Series 1993-72, Class F, FRN, 5.30%, 05/25/08	17
11		Series 1993-107, Class F, FRN, 5.25%, 06/25/08	11
140		Series 1993-164, Class SC, IF, 9.00%, 09/25/08	143
86		Series 1993-165, Class SD, IF, 5.53%, 09/25/23	86
187		Series 1993-165, Class SK, IF, 12.50%, 09/25/23	225
426		Series 1993-167, Class GA, 7.00%, 09/25/23	436
41		Series 1993-175, Class SA, IF, 11.64%, 09/25/08	43
128		Series 1993-179, Class SB, IF, 10.52%, 10/25/23	146
85		Series 1993-179, Class SC, IF, 10.50%, 10/25/23	97
38		Series 1993-186, Class SA, IF, 9.25%, 09/25/08	39
121		Series 1993-190, Class S, IF, 6.60%, 10/25/08	122
41		Series 1993-196, Class FA, FRN, 5.30%, 10/25/08	41
23		Series 1993-196, Class SB, IF, 9.25%, 10/25/08	23
55		Series 1993-197, Class SB, IF 6.24%, 10/25/08	55
490		Series 1993-199, Class FA, FRN, 5.89%, 10/25/23	497

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
243	Series 1993-205, Class H, PO, 09/25/23	200
478	Series 1993-220, Class SG, IF, 5.31%, 11/25/13	483
166	Series 1993-221, Class FH, FRN, 6.44%, 12/25/08	168
81	Series 1993-221, Class SE, IF, 9.50%, 12/25/08	84
250	Series 1993-225, Class UB, 6.50%, 12/25/23	260
86	Series 1993-230, Class FA, FRN, 5.94%, 12/25/23	87
151	Series 1993-233, Class SB, IF, 7.72%, 12/25/08	154
374	Series 1993-247, Class FE, FRN, 6.34%, 12/25/23	381
173	Series 1993-247, Class SU, IF, 8.55%, 12/25/23	190
728	Series 1993-250, Class Z, 7.00%, 12/25/23	752
2,580	Series 1993-257, Class C, PO, 06/25/23	2,317
52	Series 1994-12, Class FC, FRN 5.45%, 01/25/09	52
15	Series 1994-13, Class SK, IF, 8.81%, 02/25/09	16
4	Series 1994-33, Class F, FRN, 5.74%, 03/25/09	4
86	Series 1994-33, Class FA, FRN, 5.40%, 03/25/09	86
505	Series 1994-34, Class DZ, 6.00%, 03/25/09	506
1,445	Series 1994-37, Class L, 6.50%, 03/25/24	1,491
6,092	Series 1994-40, Class Z, 6.50%, 03/25/24	6,339
119	Series 1994-55, Class G, 6.75%, 12/25/23	119
169	Series 1995-2, Class Z, 8.50%, 03/25/25	179
251	Series 1995-19, Class Z, 6.50%, 11/25/23	271
1,524	Series 1996-14, Class SE, IF, IO, 5.92%, 08/25/23	274
56	Series 1996-20, Class L, PO, 09/25/08	54
37	Series 1996-24, Class B, PO, 10/25/08	36
100	Series 1996-24, Class E, PO, 03/25/09	96
56	Series 1996-27, Class FC, FRN, 5.84%, 03/25/17	57
171	Series 1996-32, Class PH, 7.00%, 01/25/26	172
241	Series 1996-39, Class J, PO, 09/25/08	232
133	Series 1996-59, Class J, 6.50%, 08/25/22	137
1,659	Series 1997-20, Class IO, FRN, IO, 1.84%, 03/25/27	92
97	Series 1997-27, Class J, 7.50%, 04/18/27	102
153	Series 1997-29, Class J, 7.50%, 04/20/27	161
941	Series 1997-39, Class PD, 7.50%, 05/20/27	986
709	Series 1997-42, Class EN, 7.25%, 07/18/27	727
155	Series 1997-42, Class ZC, 6.50%, 07/18/27	160
89	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	5
2,252	Series 1997-61, Class ZC, 7.00%, 02/25/23	2,365
430	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	93
72	Series 1998-4, Class C, PO, 04/25/23	60
135	Series 1998-27, Class B, PO, 12/25/08	130
1,634	Series 1998-36, Class ZB, 6.00%, 07/18/28	1,662
551	Series 1998-43, Class SA, IF, IO, 11.05%, 04/25/23	181
756	Series 1998-66, Class SB, IF, IO, 2.83%, 12/25/28	65
411	Series 1999-17, Class C, 6.35%, 04/25/29	423
1,292	Series 1999-18, Class Z, 5.50%, 04/18/29	1,290
1,013	Series 1999-38, Class SK, IF, IO, 2.73%, 08/25/23	78
238	Series 1999-52, Class NS, IF, 8.48%, 10/25/23	277
573	Series 1999-62, Class PB, 7.50%, 12/18/29	606
1,872	Series 2000-2, Class ZE, 7.50%, 02/25/30	1,979
805	Series 2000-20, Class SA, IF, IO, 3.78%, 07/25/30	94
145	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	36
899	Series 2001-4, Class PC, 7.00%, 03/25/21	939
893	Series 2001-5, Class OW, 6.00%, 03/25/16	907
658	Series 2001-7, Class PF, 7.00%, 03/25/31	688
1,894	Series 2001-7, Class PR, 6.00%, 03/25/16	1,960
2,221	Series 2001-10, Class PR, 6.00%, 04/25/16	2,292
157	Series 2001-28, Class VB, 6.00%, 02/25/20	156
1,489	Series 2001-30, Class PM, 7.00%, 07/25/31	1,558
885	Series 2001-31, Class VD, 6.00%, 05/25/31	901
2,701	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	540
1,603	Series 2001-36, Class DE, 7.00%, 08/25/31	1,658
3,248	Series 2001-44, Class MY, 7.00%, 09/25/31	3,455
591	Series 2001-44, Class PD, 7.00%, 09/25/31	618
713	Series 2001-44, Class PU, 7.00%, 09/25/31	744
3,255	Series 2001-48, Class Z, 6.50%, 09/25/21	3,404
594	Series 2001-49, Class DQ, 6.00%, 11/25/15	596
612	Series 2001-49, Class Z, 6.50%, 09/25/31	634
433	Series 2001-50, Class VB, 6.50%, 12/25/16	434
455	Series 2001-52, Class KB, 6.50%, 10/25/31	472
434	Series 2001-52, Class XM, 6.50%, 11/25/10	440
1,831	Series 2001-52, Class XN, 6.50%, 11/25/15	1,893
1,884	Series 2001-61, Class VB, 7.00%, 12/25/16	1,904
741	Series 2001-61, Class VQ, 6.50%, 08/25/15	742
3,124	Series 2001-61, Class Z, 7.00%, 11/25/31	3,307
170	Series 2001-71, Class JW, 6.00%, 08/25/21	169
909	Series 2001-71, Class MB, 6.00%, 12/25/16	926
2,104	Series 2001-71, Class QE, 6.00%, 12/25/16	2,144
449	Series 2001-72, Class SX, IF, 5.08%, 12/25/31	445
2,260	Series 2001-74, Class MB, 6.00%, 12/25/16	2,331
178	Series 2001-78, Class VB, 6.00%, 12/25/15	177
2,180	Series 2001-80, Class PE, 6.00%, 07/25/29	2,210
595	Series 2002-1, Class HC, 6.50%, 02/25/22	615

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
591	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	643
374	Series 2002-1, Class UD, IF, 5.80%, 12/25/23	386
2,406	Series 2002-2, Class UC, 6.00%, 02/25/17	2,437
6,969	Series 2002-3, Class OG, 6.00%, 02/25/17	7,105
1,287	Series 2002-4, Class VC, 6.50%, 03/25/24	1,289
1,507	Series 2002-7, Class OG, 6.00%, 03/25/17	1,536
52	Series 2002-7, Class QM, 6.00%, 02/25/20	51
3,909	Series 2002-7, Class TG, 6.00%, 03/25/17	4,005
560	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	559
350	Series 2002-9, Class VE, 6.50%, 12/25/12	351
866	Series 2002-11, Class QG, 5.50%, 03/25/17	877
4,473	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	272
82	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	93
6,729	Series 2002-18, Class PC, 5.50%, 04/25/17	6,809
1,507	Series 2002-19, Class PE, 6.00%, 04/25/17	1,536
243	Series 2002-21, Class LO, PO, 04/25/32	195
2,042	Series 2002-21, Class PE, 6.50%, 04/25/32	2,115
1,130	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,162
4,795	Series 2002-28, Class PK, 6.50%, 05/25/32	4,977
52	Series 2002-36, Class HZ, 7.00%, 12/25/29	52
1,408	Series 2002-37, Class Z, 6.50%, 06/25/32	1,444
753	Series 2002-42, Class C, 6.00%, 07/25/17	778
3,767	Series 2002-48, Class GH, 6.50%, 11/25/32	3,934
678	Series 2002-55, Class QE, 5.50%, 09/25/17	684
11,300	Series 2002-56, Class UC, 5.50%, 09/25/17	11,423
1,249	Series 2002-59, Class VB, 6.50%, 04/25/32	1,250
1,541	Series 2002-61, Class PE, 5.50%, 05/25/16	1,539
1,086	Series 2002-62, Class ZE, 5.50%, 11/25/17	1,094
463	Series 2002-73, Class S, IF, 2.95%, 11/25/09	450
3,014	Series 2002-74, Class LD, 5.00%, 01/25/16	2,997
4,229	Series 2002-74, Class PD, 5.00%, 11/25/15	4,206
1,450	Series 2002-74, Class VA, 6.00%, 11/25/31	1,447
4,708	Series 2002-74, Class VB, 6.00%, 11/25/31	4,734
1,866	Series 2002-77, Class S, IF, 4.73%, 12/25/32	1,809
2,986	Series 2002-83, Class CS, 6.88%, 08/25/23	3,118
474	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	74
622	Series 2002-93, Class PD, 3.50%, 02/25/29	605
3,107	Series 2002-94, Class BK, 5.50%, 01/25/18	3,145
2,000	Series 2003-3, Class HJ, 5.00%, 02/25/18	1,967
1,436	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	51
707	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	9
2,524	Series 2003-22, Class UD, 4.00%, 04/25/33	2,111
640	Series 2003-27, Class DW, 4.50%, 04/25/17	622
1,758	Series 2003-34, Class AX, 6.00%, 05/25/33	1,803
1,516	Series 2003-34, Class ED, 6.00%, 05/25/33	1,561
310	Series 2003-35, Class UC, 3.75%, 05/25/33	294
893	Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	199
1,319	Series 2003-39, Class LW, 5.50%, 05/25/23	1,298
1,884	Series 2003-41, Class PE, 5.50%, 05/25/23	1,913
735	Series 2003-42, Class GB, 4.00%, 05/25/33	653
753	Series 2003-47, Class PE, 5.75%, 06/25/33	759
1,212	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	1,261
784	Series 2003-64, Class SX, IF, 0.45%, 07/25/33	533
1,055	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	102
477	Series 2003-67, Class VQ, 7.00%, 01/25/19	502
478	Series 2003-68, Class QP, 3.00%, 07/25/22	445
1,744	Series 2003-71, Class DS, IF, 0.38%, 08/25/33	1,221
4,633	Series 2003-73, Class GA, 3.50%, 05/25/31	4,376
479	Series 2003-74, Class SH, IF, 0.59%, 08/25/33	304
1,663	Series 2003-76, Class GQ, 4.50%, 08/25/18	1,583
11,914	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	921
1,235	Series 2003-81, Class LC, 4.50%, 09/25/18	1,183
4,897	Series 2003-83, Class PG, 5.00%, 06/25/23	4,806
2,896	Series 2003-86, Class KR, 4.50%, 09/25/16	2,834
1,390	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	1,285
503	Series 2003-92, Class SH, IF, 2.67%, 09/25/18	428
2,260	Series 2003-106, Class US, IF, 1.10%, 11/25/23	1,534
302	Series 2003-106, Class WS, IF, 2.74%, 02/25/23	265
1,284	Series 2003-113, Class PC, 4.00%, 03/25/15	1,254
7,559	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	535
5,137	Series 2003-117, Class JB, 3.50%, 06/25/33	4,653
1,507	Series 2003-122, Class TE, 5.00%, 12/25/22	1,467
1,130	Series 2003-128, Class KE, 4.50%, 01/25/14	1,112
856	Series 2003-128, Class NG, 4.00%, 01/25/19	785
1,354	Series 2003-130, Class SX, IF, 3.54%, 01/25/34	1,294
1,125	Series 2003-132, Class OA, PO, 08/25/33	896
5,599	Series 2004-4, Class QI, IF, IO, 1.78%, 06/25/33	359
530	Series 2004-4, Class QM, IF, 3.56%, 06/25/33	500
3,138	Series 2004-10, Class SC, IF, 7.32%, 02/25/34	3,389
1,988	Series 2004-14, Class SD, IF, 1.10%, 03/25/34	1,420
1,655	Series 2004-21, Class CO, PO, 04/25/34	971
674	Series 2004-22, Class A, 4.00%, 04/25/19	642
1,130	Series 2004-25, Class PC, 5.50%, 01/25/34	1,138
6,056	Series 2004-25, Class SA, IF, 4.90%, 04/25/34	6,000

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
7,658		Series 2004-27, Class HB, 4.00%, 05/25/19	6,935
753		Series 2004-36, Class PC, 5.50%, 02/25/34	754
4,497		Series 2004-36, Class SA, IF, 4.90%, 05/25/34	4,435
1,991		Series 2004-36, Class SN, IF, 3.56%, 07/25/33	1,865
4,281		Series 2004-37, Class AG, 4.50%, 11/25/32	4,068
2,325		Series 2004-46, Class QB, IF, 2.72%, 05/25/34	2,151
2,026		Series 2004-51, Class SY, IF, 3.60%, 07/25/34	1,899
942		Series 2004-53, Class NC, 5.50%, 07/25/24	949
238		Series 2004-61, Class SK, IF, 8.50%, 11/25/32	266
2,445		Series 2004-70, Class JA, 4.50%, 10/25/19	2,353
753		Series 2004-76, Class CL, 4.00%, 10/25/19	694
377		Series 2004-81, Class AC, 4.00%, 11/25/19	347
1,319		Series 2004-92, Class JO, PO, 12/25/34	1,126
1,602		Series 2005-28, Class JA, 5.00%, 04/25/35	1,520
1,113		Series 2005-47, Class AN, 5.00%, 12/25/16	1,108
2,802		Series 2005-52, Class PA, 6.50%, 06/25/35	2,913
1,550		Series 2005-59, Class PC, 5.50%, 03/25/31	1,559
1,284		Series 2005-68, Class BC, 5.25%, 06/25/35	1,255
4,709		Series 2005-68, Class PG, 5.50%, 08/25/35	4,754
1,927		Series 2005-68, Class UC, 5.00%, 06/25/35	1,861
25,687		Series 2005-84, Class XM, 5.75%, 10/25/35	26,155
3,425		Series 2005-109, Class PC, 6.00%, 12/25/35	3,536
21,406		Series 2005-110, Class GJ, 5.50%, 11/25/30	21,577
14,556		Series 2005-110, Class GK, 5.50%, 08/25/34	14,463
4,281		Series 2005-110, Class GL, 5.50%, 12/25/35	4,232
2,997		Series 2005-110, Class MN, 5.50%, 06/25/35	3,011
3,500		Series 2005-116, Class PB, 6.00%, 04/25/34	3,584
7,894		Series 2005-563, Class S, IF, IO, 1.39%, 07/25/35	403
1,992		Series 2006-22, Class AO, PO, 04/25/36	1,483
3,099		Series 2006-39, Class WC, 5.50%, 01/25/36	3,091
5,490		Series 2006-44, Class GO, PO, 06/25/36	4,226
14,738		Series 2006-44, Class P, PO, 12/25/33	11,041
2,000		Series 2006-46, Class UC, 5.50%, 12/25/35	1,983
967		Series 2006-53, Class JO, PO, 06/25/36	616
2,600		Series 2006-56, Class PO, PO, 07/25/36	1,914
5,855		Series 2006-58, Class AP, PO, 07/25/36	4,725
2,436		Series 2006-58, Class PO, PO, 07/25/36	1,870
6,012		Series 2006-59, Class QO, PO, 01/25/33	4,691
2,088		Series 2006-60, Class DZ, 6.50%, 07/25/36	2,259
3,698		Series 2006-65, Class QO, PO, 07/25/36	2,936
6,000		Series 2006-77, Class PC, 6.50%, 08/25/36	6,365
9,712		Series 2006-110, Class PO, PO, 11/25/36	6,971
10,000		Series 2006-124, Class HB, VAR, 6.04%, 11/25/36	9,947
27,227		Series 2007-7, Class SG, IF, IO, 1.18%, 08/25/36	846
2		Series G-17, Class S, FRN, HB, 530.88%, 06/25/21	27
122		Series G-28, Class S, IF, 9.76%, 09/25/21	137
93		Series G-35, Class M, 8.75%, 10/25/21	102
40		Series G-51, Class SA, IF, 16.43%, 12/25/21	52
164		Series G92-15, Class Z, 7.00%, 01/25/22	167
—	(h)	Series G92-27, Class SQ, IF, HB, 5,278.56%, 05/25/22	5
493		Series G92-35, Class E, 7.50%, 07/25/22	520
—	(h)	Series G92-35, Class G, HB, 1,184.78%, 07/25/22	14
59		Series G92-42, Class Z, 7.00%, 07/25/22	62
2,576		Series G92-44, Class ZQ, 8.00%, 07/25/22	2,742
73		Series G92-52, Class FD, FRN, 5.36%, 09/25/22	72
645		Series G92-54, Class ZQ, 7.50%, 09/25/22	684
80		Series G92-59, Class F, FRN, 5.10%, 10/25/22	79
152		Series G92-61, Class Z, 7.00%, 10/25/22	159
125		Series G92-62, Class B, PO, 10/25/22	100
539		Series G93-1, Class KA, 7.90%, 01/25/23	578
119		Series G93-5, Class Z, 6.50%, 02/25/23	122
159		Series G93-14, Class J, 6.50%, 03/25/23	164
362		Series G93-17, Class SI, IF, 6.00%, 04/25/23	363
362		Series G93-27, Class FD, FRN, 6.22%, 08/25/23	372
84		Series G93-37, Class H, PO, 09/25/23	70
110		Series G95-1, Class C, 8.80%, 01/25/25	120
1		Series K, Class 2, HB, 256.00%, 11/01/08	2
		Federal National Mortgage Association Whole Loan,
532		Series 2002-W5, Class A7, 6.25%, 08/25/30	533
599		Series 2002-W5, Class A10, IF, IO 2.78%, 11/25/30	27
2,291		Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,337
753		Series 2003-W1, Class 2A, 7.50%, 12/25/42	785
391		Series 2003-W4, Class 2A, 6.50%, 10/25/42	399
249		Series 2003-W8, Class 1A3, 4.75%, 12/25/42	248
2,832		Series 2004-W2, Class 2A2, 7.00%, 02/25/44	2,941
		Government National Mortgage Association,
1,775		Series 1994-3, Class PQ, 7.49%, 07/16/24	1,862
1,072		Series 1994-4, Class KQ, 7.99%, 07/16/24	1,126
4,520		Series 1994-7, Class PQ, 6.50%, 10/16/24	4,739
868		Series 1996-16, Class E, 7.50%, 08/16/26	902
1,372		Series 1997-8, Class PN, 7.50%, 05/16/27	1,430
318		Series 1997-11, Class D, 7.50%, 07/20/27	329
689		Series 1998-26, Class K, 7.50%, 09/17/25	724

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
3,967	Series 1999-4, Class ZB, 6.00%, 02/20/29	4,031
3,486	Series 1999-10, Class ZC, 6.50%, 04/20/29	3,575
523	Series 1999-15, Class E, 6.50%, 01/16/29	529
700	Series 1999-30, Class S, IF, IO, 3.28%, 08/16/29	55
36	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	40
731	Series 1999-40, Class ZW, 7.50%, 11/20/29	769
1,104	Series 1999-41, Class Z, 8.00%, 11/16/29	1,159
336	Series 1999-44, Class PC, 7.50%, 12/20/29	353
3,732	Series 1999-44, Class ZC, 8.50%, 12/16/29	4,252
1,055	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,106
832	Series 2000-6, Class Z, 7.50%, 02/20/30	870
55	Series 2000-9, Class PB, 7.50%, 06/16/26	55
398	Series 2000-9, Class Z, 8.00%, 06/20/30	426
4,089	Series 2000-9, Class ZJ, 8.50%, 02/16/30	4,437
748	Series 2000-12, Class ST, IF, 12.90%, 02/16/30	862
953	Series 2000-14, Class PD, 7.00%, 02/16/30	991
273	Series 2000-16, Class ZN, 7.50%, 02/16/30	287
5,604	Series 2000-21, Class Z, 9.00%, 03/16/30	6,163
610	Series 2000-26, Class TZ, 8.50%, 09/20/30	688
302	Series 2000-26, Class Z, 7.75%, 09/20/30	305
58	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	66
899	Series 2000-31, Class Z, 9.00%, 10/20/30	955
253	Series 2000-34, Class SG, IF, IO, 3.21%, 10/20/30	12
491	Series 2000-35, Class ZA, 9.00%, 11/20/30	529
69	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	15
361	Series 2000-37, Class B, 8.00%, 12/20/30	376
198	Series 2000-38, Class AH, 7.15%, 12/20/30	202
403	Series 2001-4, Class SJ, IF, IO, 2.83%, 01/19/30	2
611	Series 2001-6, Class SD, IF, IO, 3.23%, 03/16/31	59
960	Series 2001-7, Class PK, 6.50%, 03/20/31	990
2,657	Series 2001-8, Class Z, 6.50%, 03/20/31	2,743
45	Series 2001-32, Class WA, IF, 6.83%, 07/20/31	47
693	Series 2001-35, Class SA, IF, IO 2.93%, 08/16/31	64
553	Series 2001-36, Class S, IF, IO, 2.73%, 08/16/31	45
429	Series 2001-60, Class VP, 6.50%, 07/20/17	430
1,884	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,939
650	Series 2002-3, Class SP, IF, IO, 2.07%, 01/16/32	45
1,141	Series 2002-7, Class PG, 6.50%, 01/20/32	1,176
2,743	Series 2002-24, Class AG, IF, IO, 2.63%, 04/16/32	212
257	Series 2002-24, Class SB, IF, 3.95%, 04/16/32	248
6,640	Series 2002-31, Class SE, IF, IO, 2.18%, 04/16/30	454
1,959	Series 2002-40, Class UK, 6.50%, 06/20/32	2,052
106	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	113
8,533	Series 2002-45, Class QE, 6.50%, 06/20/32	8,904
2,675	Series 2002-47, Class PG, 6.50%, 07/16/32	2,798
5,497	Series 2002-47, Class ZA, 6.50%, 07/20/32	5,681
154	Series 2002-51, Class SG, IF, 9.45%, 04/20/31	171
3,114	Series 2002-52, Class GH, 6.50%, 07/20/32	3,270
1,381	Series 2002-54, Class GB, 6.50%, 08/20/32	1,436
1,520	Series 2002-67, Class VA, 6.00%, 03/20/13	1,517
1,826	Series 2002-70, Class AV, 6.00%, 03/20/12	1,859
4,709	Series 2002-70, Class PS, IF, IO, 2.38%, 08/20/32	344
249	Series 2002-71, Class VJ, 6.00%, 12/20/14	249
949	Series 2002-75, Class PB, 6.00%, 11/20/32	976
905	Series 2002-79, Class KV, 6.00%, 11/20/13	920
935	Series 2002-80, Class EB, 7.00%, 01/20/32	957
81	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	—	(h)
1,817	Series 2002-88, Class VA, 6.00%, 12/20/17	1,850
2,041	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	314
1,043	Series 2003-4, Class NY, 5.50%, 12/20/13	1,054
3,305	Series 2003-11, Class SK, IF, IO, 2.38%, 02/16/33	252
1,550	Series 2003-12, Class SP, IF, IO, 2.38%, 02/20/33	122
351	Series 2003-24, Class PO, PO, 03/16/33	286
1,319	Series 2003-40, Class TC, 7.50%, 03/20/33	1,445
1,319	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,416
753	Series 2003-46, Class MG, 6.50%, 05/20/33	817
1,394	Series 2003-46, Class TC, 6.50%, 03/20/33	1,477
1,082	Series 2003-52, Class AP, PO, 06/16/33	869
2,150	Series 2003-58, Class BE, 6.50%, 01/20/33	2,295
3,944	Series 2003-76, Class LS, IF, IO, 1.88%, 09/20/31	203
423	Series 2003-90, Class PO, PO, 10/20/33	346
1,167	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	17
1,224	Series 2003-98, Class PC, 5.00%, 02/20/29	1,214
5,006	Series 2003-112, Class SA, IF, IO, 1.23%, 12/16/33	239
9,035	Series 2004-11, Class SW, IF, IO, 0.18%, 02/20/34	196

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,262	Series 2004-28, Class S, IF, 5.03%, 04/16/34	1,252
596	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	570
2,238	Series 2006-28, Class GO, PO, 03/20/35	1,809
3,796	Series 2006-38, Class ZL, 6.50%, 09/20/33	3,793
	Vendee Mortgage Trust,
1,058	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,074
1,749	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,823
1,064	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,104
2,509	Series 1997-1, Class 2Z, 7.50%, 02/15/27	2,650
3,047	Series 1998-1, Class 2E, 7.00%, 09/15/27	3,147
2,661	Series 1999-1, Class 2Z, 6.50%, 01/15/29	2,756
		946,448
	Non-Agency CMO — 14.2%
4,000	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.50%, 06/25/33	3,701
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	7,091
	Bank of America Alternative Loan Trust,
562	Series 2003-2, Class PO, PO, 04/25/33	453
768	Series 2003-11, Class PO, PO, 01/25/34	612
608	Series 2004-6, Class 15, PO, 07/25/19	483
2,141	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	2,114
1,410	Series 2006-4, Class 1A4, 6.00%, 05/25/46	1,385
	Banc of America Funding Corp.,
1,959	Series 2003-3, Class 1A33, 5.50%, 10/25/33	1,922
1,281	Series 2004-1, Class PO, PO, 03/25/34	986
3,742	Series 2004-2, Class 30, PO, 09/20/34	2,848
2,569	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,573
2,600	Series 2005-7, Class 30, PO, 11/25/35	1,840
1,623	Series 2005-8, Class 30, PO, 01/25/36	1,142
6,328	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	6,268
1,610	Series 2006-A, Class 3A2, VAR, 5.91%, 02/20/36	1,623
	Banc of America Mortgage Securities, Inc.,
523	Series 2003-7, Class A2, 4.75%, 09/25/18	514
811	Series 2003-8 Class A, PO, 11/25/33	606
13,487	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	93
476	Series 2004-4, Class A, PO, 05/25/34	366
2,787	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,593
856	Series 2004-6, Class 2A5, PO, 07/25/34	443
1,859	Series 2004-6, Class A, PO, 07/25/34	1,273
390	Series 2004-8, Class 5, PO, 05/25/32	304
229	Series 2004-8, Class X, PO, 10/25/34	163
1,579	Series 2004-A, Class 2A2, FRN, 4.18%, 02/25/34	1,563
1,884	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	1,854
4,421	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	4,393
1,976	Series 2005-10, Class 1A6, 5.50%, 11/25/35	1,964
973	Series 2005-A, Class 2A1, FRN, 4.46%, 02/25/35	956
	Bear Stearns Adjustable Rate Mortgage Trust,
1,327	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,324
2,653	Series 2004-1, Class 12A1, VAR, 3.63%, 04/25/34	2,615
753	Series 2004-4, Class A4, VAR, 3.52%, 06/25/34	739
10,574	Series 2006-1, Class 1A1, FRN, 4.62%, 02/25/36	10,404
	Citicorp Mortgage Securities, Inc.,
478	Series 1993-14, Class A3, FRN, 6.58%, 11/25/23	478
7,552	Series 2004-1, Class 3A1, 4.75%, 01/25/34	7,436
4,853	Series 2004-5, Class 2A5, 4.50%, 08/25/34	4,736
1,039	Series 2005-5, Class A, PO, 08/25/35	722
1,158	Series 2005-8, Class A, PO, 11/25/35	817
	Citigroup Mortgage Loan Trust, Inc.,
867	Series 2003-1, Class 2, PO, 10/25/33	609
481	Series 2003-1, Class 2A6, PO, 10/25/33	230
720	Series 2003-1, Class 3, PO, 9/25/33	527
830	Series 2003-UP3, Class A3, 7.00%, 09/25/33	842
3,445	Series 2003-UST1, Class A1, 5.50%, 12/25/18	3,427
1,068	Series 2003-UST1, Class 1, PO, 12/25/18	852
547	Series 2003-UST1, Class 3, PO, 12/25/18	446
1,962	Series 2005-1, Class 2A1A, VAR, 4.70%, 04/25/35	1,980
	Countrywide Alternative Loan Trust,
2,000	Series 2002-8, Class A4, 6.50%, 07/25/32	1,989
616	Series 2002-17, Class A7, 2.50%, 01/25/33	596
8,890	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	8,459
2,398	Series 2005-5R, Class A1, 5.25%, 12/25/18	2,392
29,953	Series 2005-22T1, Class A2, IF, IO, 0.01%, 06/25/35	158
4,014	Series 2005-26CB, Class A10, IF, 3.41%, 07/25/35	3,878
6,850	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	6,740
5,994	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	5,957
1,842	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	1,821
23,993	Series 2005-J1, Class 1A4, IF, IO, 0.02%, 02/25/35	158
6,000	Series 2006-26CB, Class A9, 6.50%, 09/25/36	6,234

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
	Countrywide Home Loan Mortgage Pass-Through Trust,
5,407	Series 2003-26, Class 1A6, 3.50%, 08/25/33	4,832
337	Series 2003-34, Class A11, 5.25%, 09/25/33	335
753	Series 2003-44, Class A9, PO, 10/25/33	469
913	Series 2003-J2, Class A17, IF, IO, 2.08%, 04/25/33	38
4,024	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	3,695
1,903	Series 2004-7, Class 2A1, FRN, 4.06%, 06/25/34	1,878
815	Series 2004-HYB1, Class 2A, VAR, 4.23%, 05/20/34	813
1,047	Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	1,033
3,126	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	3,080
3,853	Series 2005-16, Class A23, 5.50%, 09/25/35	3,834
7,829	Series 2005-22, Class 2A1, FRN, 5.28%, 11/25/35	7,819
	Credit Suisse First Boston Mortgage Securities Corp.,
72	Series 1987, Class C, PO, 04/25/17	60
1,711	Series 2003-17, Class 2A1, 5.00%, 07/25/18	1,674
791	Series 2004-5, Class 5P, PO, 08/25/19	624
1,420	Series 2005-4, Class 3A18, 5.50%, 06/25/35	1,342
1,471	Series 2005-4, Class 3A22, 5.50%, 06/25/35	1,356
1,580	Series 2005-4, Class 3A23, 5.50%, 06/25/35	1,448
	First Horizon Alternative Mortgage Securities,
2,633	Series 2004-AA4, Class A1, FRN, 5.39%, 10/25/34	2,637
1,850	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	1,739
	First Horizon Asset Securities, Inc.,
1,969	Series 2003-3, Class 1A4, 3.90%, 05/25/33	1,884
2,412	Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,209
5,208	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	5,190
4,679	Series 2005-AR1, Class 2A2, FRN, 5.01%, 04/25/35	4,641
	GMAC Mortgage Corp. Loan Trust,
4,163	Series 2005-AR3, Class 3A3, VAR, 4.85%, 06/19/35	4,130
5,565	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	5,512
	GSR Mortgage Loan Trust,
1,884	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,962
2,763	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	2,729
550	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	547
418	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	423
1,625	Series 2005-4F, Class AP, PO, 05/25/35	1,260
41,249	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, IO, 0.74%, 08/25/35	631
	MASTR Adjustable Rate Mortgages Trust,
1,218	Series 2004-4, Class 2A1, VAR, 3.53%, 05/25/34	1,220
4,525	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	4,446
10,275	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	10,008
2,800	Series 2004-13, Class 3A7, FRN, 3.79%, 11/21/34	2,749
	MASTR Alternative Loans Trust,
941	Series 2003-3, Class 1A1, 6.50%, 05/25/33	939
2,880	Series 2003-9, Class 8A1, 6.00%, 01/25/34	2,914
6,865	Series 2004-4, Class 10A1, 5.00%, 05/25/24	6,794
1,864	Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,867
1,210	Series 2004-7, Class 30, PO, 07/25/34	943
968	Series 2004-7, Class 30, PO, 08/25/34	738
5,584	Series 2004-8, Class 6A1, 5.50%, 09/25/19	5,612
1,360	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,309
	MASTR Asset Securitization Trust,
950	Series 2003-4, Class 2A2, 5.00%, 05/25/18	944
1,459	Series 2003-4, Class 3A2, 5.00%, 05/25/18	1,450
823	Series 2003-12, Class30, PO, 12/25/33	592
557	Series 2004-1 Class 30, PO, 02/25/34	427
545	Series 2004-6, Class 15, PO, 05/25/19	427
582	Series 2004-8, Class PO, PO, 08/25/19	457
9,724	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	6,791
211	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	226
2,046	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	2,054
	Nomura Asset Acceptance Corp.,
1,495	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,486
1,060	Series 2003-A1, Class A2, 6.00%, 05/25/33	1,056
167	Series 2003-A1, Class A5, 7.00%, 04/25/33	166
269	Series 2003-A1, Class A7, 5.00%, 04/25/18	267
1,370	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,399
	Paine Webber CMO Trust,
12	Series H, Class 4, 8.75%, 04/01/18	12
55	Series P, Class 4, 8.50%, 08/01/19	58
1,065	RAAC Series, Series 2005-SP1, Class 2A10, 5.25%, 09/25/34	1,052

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
	Residential Accredit Loans, Inc.,
3,353	Series 2002-QS8, Class A5, 6.25%, 06/25/17	3,342
949	Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	944
4,127	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	4,023
1,937	Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	1,898
2,116	Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	149
5,470	Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	404
4,769	Series 2003-QS12, Class A2A, IF, IO, 2.28%, 06/25/18	248
1,452	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	228
9,265	Series 2003-QS14, Class A1, 5.00%, 07/25/18	9,091
2,865	Series 2003-QS18, Class A1, 5.00%, 09/25/18	2,813
5,508	Series 2004-QA6, Class NB2, VAR, 5.30%, 12/25/34	5,523
1,130	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,121
2,801	Series 2005-QA7, Class A21, VAR, 4.83%, 07/25/35	2,765
955	Series 2006-QS4, Class A7, IF, 4.74%, 04/25/36	949
	Residential Asset Securitization Trust,
1,126	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,112
329	Series 2003-A14, Class A1, 4.75%, 02/25/19	319
1,269	Series 2005-A11, Class PO, PO, 10/25/35	980
	Residential Funding Mortgage Securities I,
5,190	Series 2003-S7, Class A17, 4.00%, 05/25/33	4,902
729	Series 2003-S11, Class A1, 2.50%, 06/25/18	701
1,507	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,439
1,130	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,083
1,387	Series 2003-S14, Class A4, PO, 07/25/18	1,124
3,678	Series 2004-S6, Class 2A6, PO, 06/25/34	2,635
1,196	Series 2004-S9, Class 2A1, 4.75%, 12/25/19	1,169
2,921	Series 2005-SA4, Class 1A1, VAR, 4.96%, 09/25/35	2,933
303	Residential Funding Securities Corp., Series 2003-RM2, Class AP3, PO, 05/25/33	244
35	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	35
	Salomon Brothers Mortgage Securities VII, Inc.,
22	Series 2000-UP1, Class A2, 8.00%, 09/25/30	23
494	Series 2003-UP2, Class 1, PO, 12/25/18	401
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.98%, 06/25/34	2,727

	Structured Asset Securities Corp.,
167	Series 2002-10H, Class 1AP, PO, 05/25/32	140
753	Series 2003-8, Class 1A2, 5.00%, 04/25/18	743
1,274	Series 2004-20, Class 1A3, 5.25%, 11/25/34	1,245
1,000	Series 2005-10, Class 5A9, 5.25%, 12/25/34	963
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
1,053	Series 2002-MS12, Class A, 6.50%, 05/25/32	1,051
25,721	Series 2005-2, Class 1A4, IF, IO, 0.09%, 04/25/35	222
5,485	Series 2005-2, Class 2A3, IF, IO, 0.04%, 04/25/35	42
4,281	Series 2005-4, Class CB7, 5.50%, 06/25/35	4,270
2,265	Series 2005-6, Class 2A4, 5.50%, 08/25/35	2,261
4,281	Series 2005-6, Class 2A9, 5.50%, 08/25/35	3,935
	Washington Mutual, Inc.,
990	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	973
1,507	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,465
594	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	590
1,507	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,457
869	Series 2003-S9, Class P, PO, 10/25/33	641
4,732	Series 2003-S10, Class A5, 5.00%, 10/25/18	4,727
520	Series 2003-S10, Class A6, PO, 10/25/18	373
526	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	520
1,972	Series 2004-RS2, Class A4, 5.00%, 11/25/33	1,710
4,785	Series 2004-S3, Class 2A3, IF, 4.21%, 07/25/34	4,691
1,088	Series 2005-AR5, Class A1, VAR, 4.67%, 05/25/35	1,087
960	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	798
907	Series 2006-AR12, Class 2P, VAR, 1.00%, 10/25/36	776
	Wells Fargo Mortgage Backed Securities Trust,
2,647	Series 2003-1, Class 1A1, 4.50%, 02/25/18	2,593
942	Series 2003-8, Class A9, 4.50%, 08/25/18	906
1,068	Series 2003-11, Class 1A, PO, 10/25/18	849
2,260	Series 2003-11, Class 1A4, 4.75%, 10/25/18	2,234
1,884	Series 2003-13, Class A7, 4.50%, 11/25/18	1,788
3,120	Series 2003-16, Class 2A1, 4.50%, 12/25/18	3,007
2,964	Series 2003-16, Class 2A3, 4.50%, 12/25/18	2,918
901	Series 2003-17, Class 2A4, 5.50%, 01/25/34	889

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
4,846	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	4,683
1,907	Series 2004-7, Class 2A2, 5.00%, 07/25/19 (c)	1,873
5,948	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	5,877
2,450	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	2,434
5,544	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	5,466
2,911	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	2,833
895	Series 2005-13, Class A, PO, 11/25/20	658
1,635	Series 2005-16, Class A, PO, 01/25/36	1,198
926	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	910
1,809	Series 2005-AR16, Class 2A1, VAR, 4.95%, 10/25/35	1,811
2,477	Series 2006-2, Class A, PO, 03/25/36	1,832
6,078	Series 2006-3, Class A8, 5.50%, 03/25/36	6,014
1,703	Series 2006-4, Class 1A, PO, 04/25/36	1,218
		398,915
	Total Collateralized Mortgage Obligations (Cost $1,359,199)	1,345,363
	Commercial Mortgage-Backed Securities — 1.3%
4,281	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	4,287
	Bear Stearns Commercial Mortgage Securities,
131	Series 2000-WF1, Class A1, 7.64%, 02/15/32	134
794	Series 2002-PBW1, Class A1, 3.97%, 11/01/35	779
1,034	Series 2004-T16, Class A2, 3.70%, 02/13/46	1,011
2,183	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	2,145
3,048	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	3,107
2,588	Series 2006-PW14, Class A1, 5.04%, 12/01/38	2,583
3,179	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	3,228
2,600	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 06/10/32	2,699
	Merrill Lynch Mortgage Trust,
3,000	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	3,004
3,296	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	3,209
2,997	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.43%, 02/12/39	3,046
	Morgan Stanley Capital I,
2,744	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	2,752
1,329	Series 2006-T23, Class A1, 5.68%, 08/12/41	1,350
4,294	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	4,175
	Total Commercial Mortgage-Backed Securities (Cost $37,568)	37,509
	Corporate Bonds — 9.9%
	Aerospace & Defense — 0.1%
1,049	Northrop Grumman Corp., 7.13%, 02/15/11	1,126
638	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	661
		1,787
	Airlines — 0.1%
399	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09 (c)	414
	Continental Airlines, Inc.,
336	Series 1999-2, Class A1, 7.26%, 03/15/20	358
942	Series 1999-2, Class A2, 7.06%, 09/15/09	968
	United Airlines, Inc.,
468	Series 2001-1, 6.07%, 03/01/13	472
655	Series 2001-1, 6.20%, 09/01/08 (c)	661
		2,873
	Automobiles — 0.2%
	DaimlerChrysler NA Holding Corp.,
980	4.75%, 01/15/08	975
1,000	6.50%, 11/15/13 (c)	1,051
2,157	7.20%, 09/01/09	2,250
		4,276
	Capital Markets — 1.8%
4,250	Bear Stearns Cos., Inc. (The), 3.25%, 03/25/09 (c)	4,102
	Credit Suisse First Boston USA, Inc.,
414	4.70%, 06/01/09 (c)	411
500	5.13%, 08/15/15	496
942	5.50%, 08/15/13	960
5,870	6.13%, 11/15/11	6,126
	Goldman Sachs Group, Inc. (The),
1,254	3.88%, 01/15/09 (c)	1,229
1,031	4.75%, 07/15/13	1,002
2,600	5.15%, 01/15/14 (c)	2,573
1,032	5.25%, 10/15/13 (c)	1,031
1,441	6.60%, 01/15/12	1,530
377	6.65%, 05/15/09	390
4,342	6.88%, 01/15/11	4,607

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Capital Markets — Continued
192	7.35%, 10/01/09	203
	Lehman Brothers Holdings, Inc.,
616	4.00%, 01/22/08 (c)	609
1,000	5.50%, 04/04/16 (c)	1,009
1,480	6.63%, 01/18/12	1,570
257	7.88%, 11/01/09	275
856	Series G, 4.80%, 03/13/14	829
	Merrill Lynch & Co., Inc.,
428	4.79%, 08/04/10 (c)	424
2,765	5.45%, 07/15/14	2,798
753	Series B, 3.13%, 07/15/08	731
791	Series B 3.70%, 04/21/08	779
1,980	Series C, 4.13%, 01/15/09	1,947
	Morgan Stanley,
490	4.25%, 05/15/10	478
1,954	4.75%, 04/01/14	1,874
1,000	5.30%, 03/01/13	1,010
2,430	6.60%, 04/01/12	2,590
5,077	6.75%, 04/15/11	5,388
370	6.75%, 10/15/13	399
339	8.00%, 06/15/10	370
1,307	State Street Corp., 7.65%, 06/15/10	1,405
		49,145
	Chemicals — 0.2%
1,130	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,235
	Dow Chemical Co. (The),
1,150	6.00%, 10/01/12	1,178
402	6.13%, 02/01/11	412
350	7.38%, 11/01/29	387
915	Monsanto Co., 7.38%, 08/15/12	1,008
		4,220
	Commercial Banks — 1.0%
615	Fifth Third Bancorp, 5.45%, 01/15/17	618
2,072	Firstar Bank NA, 7.13%, 12/01/09	2,181
1,177	Huntington National Bank, 8.00%, 04/01/10	1,267
550	KEY Bank NA, 7.50%, 09/15/08	568
1,545	Keycorp, Series G, 4.70%, 05/21/09	1,526
800	PNC Funding Corp., 5.25%, 11/15/15	797
565	Popular North America, Inc., 4.25%, 04/01/08	557
1,503	Royal Bank of Canada (Canada), 3.88%, 05/04/09 (c)	1,468
880	Suntrust Bank, 6.38%, 04/01/11	923
942	US Bancorp, 7.50%, 06/01/26	1,142
2,949	US Bank NA, 6.50%, 02/01/08	2,971
	Wachovia Bank NA,
1,000	5.60%, 03/15/16 (c)	1,022
836	7.80%, 08/18/10	901
	Wachovia Corp.,
1,830	3.50%, 08/15/08 (c)	1,788
2,413	3.63%, 02/17/09	2,348
	Wells Fargo & Co.,
1,972	3.13%, 04/01/09	1,900
565	4.20%, 01/15/10 (c)	554
1,600	5.00%, 11/15/14	1,567
2,000	5.30%, 08/26/11 (c)	2,020
1,964	Wells Fargo Bank NA, 7.55%, 06/21/10	2,108
		28,226
	Communications Equipment — 0.0% (g)
750	Cisco Systems, Inc., 5.50%, 02/22/16	763
	Computers & Peripherals — 0.1%
	International Business Machines Corp.,
1,055	5.39%, 01/22/09	1,060
527	6.22%, 08/01/27	567
		1,627
	Consumer Finance — 1.0%
565	American Express Credit Corp., 3.00%, 05/16/08	551
	American General Finance Corp.,
1,074	Series H, 4.50%, 11/15/07 (c)	1,069
1,283	Series H, 5.38%, 10/01/12 (c)	1,297
160	Capital One Bank, 5.75%, 09/15/10	163
	HSBC Finance Corp.,
942	4.75%, 05/15/09	938
1,000	4.75%, 07/15/13 (c)	980
1,428	5.00%, 06/30/15	1,395
2,200	5.25%, 01/15/14	2,201
6,788	5.88%, 02/01/09	6,899
188	6.38%, 11/27/12	200
1,259	6.40%, 06/17/08 (c)	1,279
2,135	6.50%, 11/15/08	2,185
314	6.75%, 05/15/11	333
207	7.35%, 11/27/32	245
1,695	7.88%, 03/01/07	1,695
	International Lease Finance Corp.,
595	4.50%, 05/01/08 (c)	589
472	5.88%, 05/01/13 (c)	488
	SLM Corp.,
2,569	4.00%, 01/15/10 (c)	2,497
963	Series A, 5.38%, 01/15/13	970

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Consumer Finance — Continued
527	Toyota Motor Credit Corp., 2.88%, 08/01/08	510
640	Washington Mutual Financial Corp., 6.88%, 05/15/11	684
		27,168
	Diversified Financial Services — 2.2%
	Associates Corp. of North America,
1,756	8.15%, 08/01/09	1,879
1,160	8.55%, 07/15/09	1,250
942	Series A, 7.95%, 02/15/10	1,015
	Bank of America Corp.,
1,808	3.88%, 01/15/08	1,786
428	5.25%, 12/01/15 (c)	428
2,500	5.63%, 10/14/16 (c)	2,579
1,500	5.75%, 08/15/16	1,549
998	7.40%, 01/15/11	1,080
5,023	7.80%, 02/15/10	5,403
550	Caterpillar Financial Services Corp., 5.50%, 03/15/16	557
514	CIT Group, Inc., 7.75%, 04/02/12 (c)	571
	Citigroup, Inc.,
471	3.50%, 02/01/08 (c)	464
856	4.70%, 05/29/15 (c)	830
1,000	5.00%, 09/15/14	982
2,000	5.13%, 05/05/14 (c)	1,998
2,062	5.63%, 08/27/12	2,113
283	6.20%, 03/15/09	289
	General Electric Capital Corp.,
1,507	3.50%, 05/01/08	1,480
1,000	5.65%, 06/09/14 (c)	1,026
2,011	Series A, 4.25%, 01/15/08 (c)	1,996
791	Series A, 4.63%, 09/15/09 (c)	785
4,934	Series A, 5.88%, 02/15/12 (c)	5,110
4,352	Series A, 6.00%, 06/15/12	4,536
3,126	Series A, 6.13%, 02/22/11	3,246
1,964	Series A, 6.75%, 03/15/32	2,284
	John Hancock Global Funding II,
942	3.50%, 01/30/09 (e)	913
1,017	7.90%, 07/02/10 (e)	1,102
	MassMutual Global Funding II,
1,545	3.25%, 06/15/07 (e)	1,536
1,658	3.50%, 03/15/10 (e)	1,589
	New York Life Global Funding,
895	3.88%, 01/15/09 (e)	875
2,637	5.38%, 09/15/13 (e)	2,677
	Principal Life Global Funding I,
942	2.80%, 06/26/08 (e)	912
226	5.13%, 06/28/07 (e)	226
4,049	6.25%, 02/15/12 (e)	4,247
1,049	Textron Financial Corp., 5.13%, 02/03/11	1,049
		60,362
	Diversified Telecommunication Services — 0.8%
866	Bellsouth Capital Funding Corp., 7.75%, 02/15/10	927
428	BellSouth Corp., 5.20%, 09/15/14	423
1,381	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	1,428
3,090	British Telecommunications plc (United Kingdom), 8.63%, 12/15/10	3,463
1,884	France Telecom S.A. (France), 7.75%, 03/01/11	2,060
2,214	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	2,353
	Sprint Capital Corp.,
1,152	7.63%, 01/30/11 (c)	1,243
377	8.38%, 03/15/12	423
527	8.75%, 03/15/32	643
1,550	Telecom Italia Capital S.A. (Luxembourg), 5.25%, 11/15/13	1,509
1,017	Telus Corp. (Canada), 8.00%, 06/01/11 (c)	1,117
753	Verizon Communications Corp., 7.51%, 04/01/09	786
642	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	662
3,107	Verizon Global Funding Corp., 7.25%, 12/01/10	3,327
554	Verizon Maryland, Inc., Series A, 6.13%, 03/01/12 (c)	572
829	Verizon Pennsylvania, Inc., 8.35%, 12/15/30	1,000
802	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	766
		22,702
	Electric Utilities — 0.2%
272	Alabama Power Co., 4.70%, 12/01/10	269
264	Appalachian Power Co., 6.60%, 05/01/09	272
848	Carolina Power & Light Co., 5.13%, 09/15/13	842
1,350	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	1,373
205	Commonwealth Edison Co., 6.95%, 07/15/18 (c)	217
1,893	Exelon Generation Co. LLC, 6.95%, 06/15/11	2,005
400	Florida Power & Light Co., 5.95%, 10/01/33	420
220	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	214
897	PSEG Power LLC, 7.75%, 04/15/11	978
		6,590

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Electronic Equipment & Instruments — 0.0% (g)
500	Arrow Electronics, Inc., 6.88%, 07/01/13	527
	Food & Staples Retailing — 0.0% (g)
1,130	Kroger Co. (The), 8.05%, 02/01/10	1,214
	Gas Utilities — 0.1%
687	KeySpan Gas East Corp., 7.88%, 02/01/10	738
540	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13 (c)	505
		1,243
	Independent Power Producers & Energy Traders — 0.0% (g)
1,206	Constellation Energy Group, Inc., 6.35%, 04/01/07	1,207
	Industrial Conglomerates — 0.1%
433	Tyco International Ltd., 7.20%, 10/15/08	445
	Tyco International Group S.A. (Bermuda),
2,072	6.38%, 10/15/11	2,194
942	6.75%, 02/15/11	1,007
		3,646
	Insurance — 0.5%
1,469	American International Group, Inc., 4.25%, 05/15/13 (c)	1,403
2,185	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	2,161
2,260	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	2,219
1,695	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,765
1,093	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	1,104
2,260	Monumental Global Funding II, 4.38%, 07/30/09 (e)	2,222
452	Nationwide Financial Services, 6.25%, 11/15/11	471
571	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	559
	Protective Life Secured Trust,
819	4.00%, 10/07/09	796
2,260	4.00%, 04/01/11	2,173
235	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14 (c)	233
		15,106
	Media — 0.5%
599	Comcast Cable Communications LLC, 7.13%, 06/15/13	656
2,750	Comcast Cable Holdings LLC 9.80%, 02/01/12	3,274
	Comcast Corp.,
1,000	5.30%, 01/15/14	997
1,434	5.50%, 03/15/11	1,451
1,000	5.90%, 03/15/16	1,030
700	10.63%, 07/15/12	853
688	Cox Communications, Inc., 7.75%, 11/01/10	746
	Historic TW, Inc.,
829	7.48%, 01/15/08	842
616	8.18%, 08/15/07	623
1,177	9.15%, 02/01/23	1,509
866	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	1,040
171	Time Warner, Inc., 7.70%, 05/01/32	201
		13,222
	Metals & Mining — 0.0% (g)
1,155	Alcoa, Inc., 5.55%, 02/01/17	1,169
	Multi-Utilities — 0.2%
1,247	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	1,307
1,413	DTE Energy Co., Series A, 6.65%, 04/15/09	1,455
	Duke Energy Corp.,
1,884	4.20%, 10/01/08 (c)	1,858
1,373	5.63%, 11/30/12	1,408
		6,028
	Oil, Gas & Consumable Fuels — 0.1%
1,000	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16	1,022
1,695	ConocoPhillips Co., 8.75%, 05/25/10	1,884
200	Kerr-McGee Corp., 6.95%, 07/01/24	216
		3,122
	Paper & Forest Products — 0.1%
	International Paper Co.,
1,281	4.00%, 04/01/10	1,241
600	4.25%, 01/15/09	590
687	6.50%, 11/15/07	690
	Weyerhaeuser Co.,
33	6.13%, 03/15/07	33
471	6.75%, 03/15/12	500
		3,054
	Real Estate Management & Development — 0.0% (g)
264	ERP Operating LP, 4.75%, 06/15/09	261
	Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.,
813	6.13%, 03/15/09	827
959	7.13%, 12/15/10	1,023
		1,850

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Thrifts & Mortgage Finance — 0.3%
616		Bank United, Series A, 8.00%, 03/15/09	647
		Countrywide Home Loans, Inc.,
1,130		3.25%, 05/21/08	1,103
2,715		Series L, 4.00%, 03/22/11 (c)	2,587
608		MGIC Investment Corp., 6.00%, 03/15/07	608
770		Washington Mutual Bank, 6.88%, 06/15/11	818
		Washington Mutual, Inc.,
1,232		4.20%, 01/15/10	1,204
700		4.63%, 04/01/14	662
1,100		World Savings Bank FSB, 4.50%, 06/15/09 (c)	1,085
			8,714
		Wireless Telecommunication Services — 0.2%
		New Cingular Wireless Services, Inc.,
307		7.50%, 05/01/07 (c)	308
1,612		7.88%, 03/01/11	1,771
4,500		Sprint Nextel Corp., 6.00%, 12/01/16 (c)	4,482
			6,561
		Total Corporate Bonds (Cost $280,798)	276,663
		Foreign Government Securities — 0.5%
		Mexico Government International Bond (Mexico),
1,569		4.63%, 10/08/08 (c)	1,551
1,407		6.38%, 01/16/13	1,477
856		6.63%, 03/03/15 (c)	917
3,308		Series A, 7.50%, 04/08/33	3,923
		Province of Quebec (Canada),
4,332		5.75%, 02/15/09 (c)	4,407
377		Series A, SUB, 7.37%, 03/06/26	468
		Total Foreign Government Securities (Cost $12,610)	12,743
		Mortgage Pass-Through Securities — 8.2%
		Federal Home Loan Mortgage Corp., Conventional Pools,
—	(h)	7.50%, 07/01/16	—	(h)
47		12.00%, 08/01/15 - 07/01/19	51
4,203		ARM, 4.12%, 04/01/34	4,132
2,679		ARM, 4.27%, 12/01/33	2,640
173		ARM, 6.90%, 07/01/19	175
128		ARM, 7.06%, 04/01/30	130
		Federal Home Loan Mortgage Corp., Gold Pools,
15,884		4.00%, 06/01/13-09/01/35	15,076
721		4.50%, 08/01/18	700
10,510		5.50%, 06/01/17-07/01/35	10,450
2,356		6.00%, 04/01/18-01/01/34	2,388
13,156		6.50%, 08/01/16-11/01/36	13,454
5,105		7.00%, 01/01/17-10/01/36	5,248
576		7.50%, 09/01/10-11/01/15	587
114		8.50%, 11/01/15	121
		Federal National Mortgage Association, Various Pools,
4,769		3.50%, 09/01/18-07/01/19	4,411
43,404		4.00%, 09/01/13-11/01/33	41,159
12,307		4.50%, 11/01/14-02/01/35	11,946
2,163		5.00%, 12/01/16-09/01/35	2,125
17,063		5.50%, 06/01/12-03/01/34	16,982
9,420		6.00%, 02/01/14-09/01/33	9,562
9,427		6.50%, 03/01/17-07/01/36	9,666
3,593		7.00%, 03/01/17-10/01/46	3,694
2,883		7.50%, 03/01/17-08/01/36	2,978
2,393		8.00%, 11/01/12-11/01/28	2,524
206		9.00%, 05/01/18-04/01/26	221
52		9.50%, 07/01/28	57
368		10.89%, 04/15/19	412
45		12.50%, 01/01/16	49
720		ARM, 3.91%, 07/01/33	714
2,153		ARM, 3.99%, 05/01/34	2,120
2,878		ARM, 4.12%, 09/01/33	2,817
1,272		ARM, 4.16%, 01/01/34	1,256
2,724		ARM, 4.25%, 07/01/33	2,729
1,497		ARM, 4.25%, 04/01/34	1,461
5,290		ARM, 4.29%, 06/01/35	5,217
997		ARM, 4.49%, 01/01/36	983
997		ARM, 4.55%, 02/01/34	987
1,384		ARM, 4.57%, 07/01/34	1,390
668		ARM, 4.57%, 09/01/34	661
9,536		ARM, 4.60%, 04/01/35	9,453
2,288		ARM, 4.62%, 11/01/34	2,267
2,947		ARM, 4.64%, 01/01/35	2,912
1,294		ARM, 4.70%, 05/01/35	1,296
1,596		ARM, 4.73%, 11/01/34	1,587
4,916		ARM, 4.78%, 08/01/34	4,886
2,003		ARM, 4.80%, 10/01/34	1,991
2,392		ARM, 4.81%, 10/01/34	2,378
4,338		ARM, 4.84%, 01/01/35	4,300
1,010		ARM, 4.86%, 02/01/35	1,005
3,639		ARM, 4.87%, 01/01/33	3,605
406		ARM, 4.89%, 04/01/34	407
1,303		ARM, 4.92%, 09/01/34	1,296
3,006		ARM, 4.96%, 07/01/33	2,972

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
23	ARM, 5.42%, 01/01/19	24
1,917	ARM, 5.48%, 11/01/33	1,956
272	ARM, 5.61%, 09/01/27	275
285	ARM, 5.62%, 03/01/29	288
65	ARM, 6.69%, 03/01/19	65
	Government National Mortgage Association, Various Pools,
1,213	4.50%, 08/20/33	1,148
1,732	6.50%, 06/15/17-04/15/33	1,781
674	7.00%, 02/15/33-06/15/33	706
340	7.50%, 11/15/22-11/15/31	354
1,122	8.00%, 01/15/16-09/20/28	1,179
74	8.50%, 05/20/25	79
14	9.00%, 12/15/16	15
	Total Mortgage Pass-Through Securities (Cost $230,918)	229,498
	Municipal Bonds — 0.1%
2,055	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33 (Cost $2,074)	2,003
	Supranational — 0.0% (g)
377	Corp. Andina de Fomento 5.20%, 05/21/13 (Cost $385)	372
	U.S. Government Agency Securities — 1.3%
	Federal Home Loan Bank System,
855	4.25%, 04/16/07	854
12,735	4.72%, 09/20/12	12,531
	Federal Home Loan Mortgage Corp.,
3,123	4.13%, 07/12/10	3,059
848	5.75%, 01/15/12 (c)	882
753	6.63%, 09/15/09 (c)	785
1,043	6.88%, 09/15/10	1,113
	Federal National Mortgage Association,
1,507	5.50%, 03/15/11	1,544
856	6.00%, 05/15/08	866
1,367	6.13%, 03/15/12 (c)	1,445
3,409	6.25%, 02/01/11	3,563
791	6.38%, 06/15/09	817
2,826	6.63%, 09/15/09	2,946
885	7.13%, 06/15/10	947
3,998	7.25%, 01/15/10	4,257
	Total U.S. Government Agency Securities (Cost $36,224)	35,609
	U.S. Treasury Obligations — 20.9%
	U.S. Treasury Bonds,
856	6.25%, 08/15/23 (c)	999
2,785	7.50%, 11/15/16 (c)	3,412
1,130	7.63%, 02/15/25	1,515
4,181	7.88%, 02/15/21	5,505
514	8.13%, 05/15/21	692
3,275	8.75%, 05/15/17 (c)	4,367
3,220	8.75%, 08/15/20 (c)	4,498
226	8.88%, 02/15/19	312
490	9.25%, 02/15/16 (c)	657
2,069	9.88%, 11/15/15 (c)	2,851
29,303	10.38%, 11/15/12 (m)	30,364
9,901	11.75%, 11/15/14 (m)	11,690
40,923	12.00%, 08/15/13 (m)	45,095
4,238	12.50%, 08/15/14 (m)	5,010
377	13.25%, 05/15/14 (m)	445
	U.S. Treasury Bonds Coupon STRIPS,
2,072	05/15/07 (c)	2,051
7,082	05/15/08 (c)	6,692
1,456	05/15/09 (c)	1,318
1,000	11/15/09 (c)	886
6,485	02/15/10 (c)	5,687
16,047	02/15/11 (c)	13,493
9,294	08/15/11 (c)	7,642
27,004	05/15/12 (c)	21,628
7,486	11/15/12	5,811
27,604	02/15/13 (c)	21,190
2,569	05/15/13	1,947
7,217	08/15/13 (c)	5,418
31,678	02/15/14 (m)	23,182
14,185	05/15/14 (m)	10,250
32,405	08/15/14 (m)	23,154
22,433	11/15/14 (m)	15,837
14,180	02/15/15 (m)	9,883
3,626	05/15/15	2,499
13,603	08/15/15 (c)	9,260
24,687	11/15/15 (c)	16,588
50,896	02/15/16	33,810
12,290	05/15/16 (c)	8,064
1,771	08/15/16 (c)	1,147
10,137	11/15/16 (c)	6,482
9,304	02/15/17 (c)	5,887
20,756	05/15/17 (c)	12,932
8,244	11/15/17 (c)	5,003
31,715	05/15/18 (c)	18,803

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
13,702	02/15/19 (c)	7,808
678	02/15/22 (c)	330
5,292	02/15/23 (c)	2,456
	U.S. Treasury Bonds Principal STRIPS,
5,594	11/15/09	4,956
5,445	11/15/15 (c)	3,662
	U.S. Treasury Inflation Indexed Bonds,
8,483	3.63%, 04/15/28 (m)	10,493
2,318	3.88%, 01/15/09 (c)	2,397
14,808	4.25%, 01/15/10 (c)	15,715
	U.S. Treasury Notes,
3,425	3.00%, 11/15/07 (c)	3,377
377	3.13%, 09/15/08 (c)	368
1,870	3.25%, 08/15/08 (c)	1,831
1,000	3.25%, 01/15/09 (c)	975
2,312	3.38%, 02/15/08 (c)	2,279
2,428	3.38%, 10/15/09 (c)	2,357
856	3.50%, 05/31/07 (c)	853
1,969	3.50%, 12/15/09 (c)	1,914
428	3.63%, 01/15/10 (c)	417
2,195	4.00%, 06/15/09 (c)	2,167
29,968	4.00%, 04/15/10 (c)	29,510
1,000	4.50%, 09/30/11	999
13,500	4.63%, 10/31/11 (c)	13,558
1,500	4.88%, 05/15/09 (c)	1,508
7,000	5.00%, 07/31/08 (c)	7,024
1,421	5.63%, 05/15/08	1,434
6,167	5.75%, 08/15/10 (c)	6,409
9,079	6.00%, 08/15/09 (c)	9,371
2,072	6.13%, 08/15/07 (c)	2,082
33,223	6.50%, 02/15/10 (m)	34,989
	Total U.S. Treasury Obligations (Cost $604,562)	585,195
	Total Long-Term Investments (Cost $2,606,723)	2,567,049
SHARES
Short-Term Investment — 7.9%
	Investment Company — 7.9%
221,861	JPMorgan Liquid Assets Money Market Fund (b) (Cost $221,861)	221,861

PRINCIPAL AMOUNT($)
Investments of Cash Collateral for Securities on Loan — 9.8%
	Certificates of Deposit — 1.4%
10,000	Barclays, New York, 5.33%, 04/02/07	10,000
9,750	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	9,750
9,000	Natexis Banques Populaires, New York, FRN, 5.37%, 01/28/08	9,000
9,848	Societe Generale, New York, FRN, 5.31%, 06/20/07	9,848
		38,598
	Corporate Notes — 6.6%
8,000	Allstate Life Global II, FRN, 5.30%, 03/31/08	8,000
	American Express Credit Corp.,
9,000	FRN, 5.32%, 06/12/07	9,000
2,500	FRN, 5.33%, 01/15/08	2,500
8,500	Banque Federative du Credit Mutuel, FRN, 5.32%, 07/13/07	8,500
	Beta Finance, Inc.,
1,750	FRN, 5.37%, 01/15/08	1,750
12,101	FRN, 5.38%, 03/15/07	12,101
13,500	Caixa Catal, FRN, 5.40%, 03/28/08	13,500
12,650	CDC Financial Products, Inc., FRN, 5.36%, 03/30/07	12,650
13,800	Citigroup Global Markets Inc., FRN, 5.38%, 03/07/07	13,800
12,000	Dorada Finance Inc., FRN, 5.37%, 01/14/08	12,000
10,997	K2 (USA) LLC, FRN, 5.39%, 02/15/08	10,997
12,997	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	12,997
10,000	Macquarie Bank Ltd, FRN, 5.33%, 04/20/07	10,000
10,500	Morgan Stanley & Cos., Inc., FRN, 5.49%, 03/31/08	10,500
15,998	National City Bank, Cleveland, FRN, 5.33%, 10/04/07	15,998
5,000	Pricoa Global Funding I, FRN, 5.31%, 03/31/08	5,000
	Sigma Finance Inc.,
1,000	FRN, 5.37%, 10/24/07	1,000
11,997	FRN, 5.39%, 02/27/08	11,997
12,000	Unicredito Italiano Bank plc, FRN, 5.33%, 03/31/08	12,000
		184,290
	Funding Agreement — 0.4%
12,500	Beneficial Life Insurance Co., FRN, 5.45%, 05/31/07	12,500

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — Continued
	Repurchase Agreement — 1.4%
38,243	Banc of America Securities LLC, 5.32%, dated 02/28/07, due 03/01/07, repurchase price $38,249, collateralized by U.S. Government Agency Mortgages	38,243
	Investments of Cash Collateral for Securities on Loan (Cost $273,631)	273,631
	Total Investments — 109.4% (Cost $3,102,215)	3,062,541
	Liabilities in Excess of Other Assets — (9.4)%	(262,025)
	NET ASSETS — 100.0%	$2,800,516

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   27

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 99.5%
	Common Stocks — 99.3%
	Aerospace & Defense — 2.5%
26	Boeing Co.	2,283
13	General Dynamics Corp.	1,023
4	Goodrich Corp.	201
27	Honeywell International, Inc.	1,254
4	L-3 Communications Holdings, Inc.	359
12	Lockheed Martin Corp.	1,145
11	Northrop Grumman Corp.	820
15	Raytheon Co.	788
6	Rockwell Collins, Inc.	363
33	United Technologies Corp.	2,179
		10,415
	Air Freight & Logistics — 0.9%
10	FedEx Corp.	1,158
36	United Parcel Service, Inc., Class B	2,492
		3,650
	Airlines — 0.1%
26	Southwest Airlines Co.	396
	Auto Components — 0.2%
6	Goodyear Tire & Rubber Co. (The) (a) (c)	144
6	Johnson Controls, Inc.	606
		750
	Automobiles — 0.4%
62	Ford Motor Co. (c)	495
19	General Motors Corp. (c)	596
9	Harley-Davidson, Inc. (c)	566
		1,657
	Beverages — 2.1%
25	Anheuser-Busch Cos., Inc.	1,248
3	Brown-Forman Corp., Class B	170
67	Coca-Cola Co. (The)	3,148
9	Coca-Cola Enterprises, Inc.	184
7	Constellation Brands, Inc., Class A (a) (c)	163
2	Molson Coors Brewing Co., Class B (c)	128
5	Pepsi Bottling Group, Inc.	140
54	PepsiCo, Inc.	3,428
		8,609
	Biotechnology — 1.3%
39	Amgen, Inc. (a)	2,479
11	Biogen Idec, Inc. (a)	504
12	Celgene Corp. (a)	656
9	Genzyme Corp. (a)	537
15	Gilead Sciences, Inc. (a)	1,087
8	MedImmune, Inc. (a)	252
		5,515
	Building Products — 0.2%
6	American Standard Cos., Inc.	305
13	Masco Corp.	389
		694
	Capital Markets — 3.7%
8	Ameriprise Financial, Inc.	468
25	Bank of New York Co., Inc. (The)	1,026
4	Bear Stearns Cos., Inc. (The)	591
34	Charles Schwab Corp. (The)	625
14	E*Trade Financial Corp. (a)	326
3	Federated Investors, Inc., Class B	107
6	Franklin Resources, Inc.	646
14	Goldman Sachs Group, Inc. (The)	2,841
7	Janus Capital Group, Inc. (c)	139
4	Legg Mason, Inc.	446
18	Lehman Brothers Holdings, Inc. (c)	1,286
14	Mellon Financial Corp.	591
29	Merrill Lynch & Co., Inc.	2,445
35	Morgan Stanley	2,624
6	Northern Trust Corp. (c)	373
11	State Street Corp.	719
9	T. Rowe Price Group, Inc.	405
		15,658
	Chemicals — 1.6%
7	Air Products & Chemicals, Inc.	545
2	Ashland, Inc.	125
32	Dow Chemical Co. (The)	1,383
3	Eastman Chemical Co.	160
6	Ecolab, Inc.	249
30	El Du Pont de Nemours & Co.	1,544
4	Hercules, Inc. (a)	76
3	International Flavors & Fragrances, Inc. (c)	121
18	Monsanto Co.	946
5	PPG Industries, Inc.	362
11	Praxair, Inc.	658
5	Rohm & Haas Co.	249
4	Sigma-Aldrich Corp. (c)	180
		6,598
	Commercial Banks — 4.1%
18	BB&T Corp.	759
5	Comerica, Inc.	317

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
6	Commerce Bancorp, Inc. (c)	207
4	Compass Bancshares, Inc. (c)	295
18	Fifth Third Bancorp (c)	743
4	First Horizon National Corp. (c)	177
8	Huntington Bancshares, Inc.	182
13	Keycorp	501
3	M&T Bank Corp.	309
8	Marshall & Ilsley Corp.	401
21	National City Corp. (c)	790
10	PNC Financial Services Group, Inc.	711
24	Regions Financial Corp.	863
12	SunTrust Banks, Inc.	989
11	Synovus Financial Corp.	348
58	U.S. Bancorp	2,073
63	Wachovia Corp.	3,489
112	Wells Fargo & Co.	3,874
4	Zions Bancorp	301
		17,329
	Commercial Services & Supplies — 0.5%
8	Allied Waste Industries, Inc. (a) (c)	108
3	Avery Dennison Corp.	207
5	Cintas Corp. (c)	182
4	Equifax, Inc.	160
4	Monster Worldwide, Inc. (a) (c)	211
7	Pitney Bowes, Inc.	350
7	R.R. Donnelley & Sons Co.	259
6	Robert Half International, Inc.	217
18	Waste Management, Inc.	603
		2,297
	Communications Equipment — 2.6%
4	ADC Telecommunications, Inc. (a) (c)	64
15	Avaya, Inc. (a)	184
3	Ciena Corp. (a)	87
201	Cisco Systems, Inc. (a)	5,210
52	Corning, Inc. (a)	1,067
7	JDS Uniphase Corp. (a) (c)	113
19	Juniper Networks, Inc. (a) (c)	354
80	Motorola, Inc.	1,481
55	QUALCOMM, Inc.	2,201
15	Tellabs, Inc. (a)	153
		10,914
	Computers & Peripherals — 3.7%
28	Apple, Inc. (a)	2,378
75	Dell, Inc. (a)	1,716
73	EMC Corp. (a)	1,016
91	Hewlett-Packard Co.	3,567
50	International Business Machines Corp.	4,635
3	Lexmark International, Inc., Class A (a) (c)	196
6	NCR Corp. (a)	273
12	Network Appliance, Inc. (a)	478
5	QLogic Corp. (a)	92
7	SanDisk Corp. (a)	270
116	Sun Microsystems, Inc. (a)	713
		15,334
	Construction & Engineering — 0.1%
3	Fluor Corp.	245
	Construction Materials — 0.1%
3	Vulcan Materials Co. (c)	365
	Consumer Finance — 0.9%
40	American Express Co.	2,267
13	Capital One Financial Corp.	1,040
14	SLM Corp. (c)	576
		3,883
	Containers & Packaging — 0.2%
3	Ball Corp.	159
3	Bemis Co., Inc.	115
4	Pactiv Corp. (a)	142
3	Sealed Air Corp. (c)	173
4	Temple-Inland, Inc.	212
		801
	Distributors — 0.1%
6	Genuine Parts Co.	275
	Diversified Consumer Services — 0.1%
5	Apollo Group, Inc., Class A (a) (c)	218
11	H&R Block, Inc.	232
		450
	Diversified Financial Services — 5.5%
149	Bank of America Corp.	7,555
1	Chicago Mercantile Exchange Holdings, Inc., Class A (c)	624
7	CIT Group, Inc.	370
163	Citigroup, Inc.	8,190
115	JPMorgan Chase & Co. (q)	5,668
8	Moody’s Corp.	502
		22,909

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   29

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Telecommunication Services — 3.0%
207	AT&T, Inc.	7,618
4	CenturyTel, Inc.	171
11	Citizens Communications Co. (c)	160
5	Embarq Corp.	273
53	Qwest Communications International, Inc. (a)	472
97	Verizon Communications, Inc.	3,614
16	Windstream Corp.	237
		12,545
	Electric Utilities — 1.8%
5	Allegheny Energy, Inc. (a)	258
13	American Electric Power Co., Inc.	586
42	Duke Energy Corp.	818
11	Edison International	505
7	Entergy Corp.	676
22	Exelon Corp.	1,462
11	FirstEnergy Corp.	660
13	FPL Group, Inc. (c)	789
3	Pinnacle West Capital Corp. (c)	156
13	PPL Corp.	480
8	Progress Energy, Inc.	411
25	Southern Co. (The)	879
		7,680
	Electrical Equipment — 0.4%
3	Cooper Industries Ltd., Class A	276
27	Emerson Electric Co.	1,144
6	Rockwell Automation, Inc.	350
		1,770
	Electronic Equipment & Instruments — 0.2%
13	Agilent Technologies, Inc. (a)	428
6	Jabil Circuit, Inc.	163
5	Molex, Inc.	138
18	Sanmina-SCI Corp. (a)	65
30	Solectron Corp. (a)	97
3	Tektronix, Inc.	79
		970
	Energy Equipment & Services — 1.7%
11	Baker Hughes, Inc.	692
10	BJ Services Co.	260
5	ENSCO International, Inc.	252
33	Halliburton Co.	1,027
10	Nabors Industries Ltd. (Bermuda) (a) (c)	297
6	National Oilwell Varco, Inc. (a)	403
4	Noble Corp. (c)	315
4	Rowan Cos., Inc.	111
39	Schlumberger Ltd.	2,447
7	Smith International, Inc. (c)	271
10	Transocean, Inc. (a)	741
11	Weatherford International Ltd. (a)	451
		7,267
	Food & Staples Retailing — 2.2%
15	Costco Wholesale Corp.	847
27	CVS Corp.	855
24	Kroger Co. (The)	610
15	Safeway, Inc.	506
7	SUPERVALU, Inc.	252
20	SYSCO Corp.	674
81	Wal-Mart Stores, Inc.	3,928
33	Walgreen Co.	1,483
5	Whole Foods Market, Inc. (c)	226
		9,381
	Food Products — 1.1%
22	Archer-Daniels-Midland Co.	747
7	Campbell Soup Co.	294
17	ConAgra Foods, Inc.	425
4	Dean Foods Co. (a) (c)	199
11	General Mills, Inc.	640
11	H.J. Heinz Co.	500
6	Hershey Co. (The) (c)	304
8	Kellogg Co.	413
4	McCormick & Co., Inc.	167
25	Sara Lee Corp.	407
8	Tyson Foods, Inc., Class A (c)	152
7	Wm. Wrigley Jr. Co.	361
		4,609
	Gas Utilities — 0.1%
1	Nicor, Inc. (c)	69
3	Questar Corp.	237
		306
	Health Care Equipment & Supplies — 1.7%
2	Bausch & Lomb, Inc. (c)	92
22	Baxter International, Inc.	1,082
8	Becton, Dickinson & Co.	619
8	Biomet, Inc.	342
39	Boston Scientific Corp. (a)	636
3	CR Bard, Inc.	271
5	Hospira, Inc. (a)	197
38	Medtronic, Inc.	1,917
12	St. Jude Medical, Inc. (a)	463

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Health Care Equipment & Supplies — Continued
10	Stryker Corp.	609
4	Varian Medical Systems, Inc. (a) (c)	196
8	Zimmer Holdings, Inc. (a)	666
		7,090
	Health Care Providers & Services — 2.5%
17	Aetna, Inc.	765
6	AmerisourceBergen Corp.	335
13	Cardinal Health, Inc.	938
14	Caremark Rx, Inc.	869
3	Cigna Corp.	481
5	Coventry Health Care, Inc. (a)	286
4	Express Scripts, Inc. (a) (c)	338
8	Health Management Associates, Inc., Class A (c)	159
5	Humana, Inc. (a)	328
4	Laboratory Corp. of America Holdings (a) (c)	330
2	Manor Care, Inc. (c)	131
10	McKesson Corp.	546
10	Medco Health Solutions, Inc. (a)	655
5	Patterson Cos., Inc. (a)	153
5	Quest Diagnostics, Inc.	270
16	Tenet Healthcare Corp. (a) (c)	106
45	UnitedHealth Group, Inc.	2,325
20	WellPoint, Inc. (a)	1,627
		10,642
	Health Care Technology — 0.0% (g)
7	IMS Health, Inc.	190
	Hotels, Restaurants & Leisure — 1.6%
15	Carnival Corp.	683
5	Darden Restaurants, Inc.	198
6	Harrah’s Entertainment, Inc. (c)	519
13	Hilton Hotels Corp.	451
11	International Game Technology	463
11	Marriott International, Inc., Class A	533
41	McDonald’s Corp.	1,788
25	Starbucks Corp. (a)	772
7	Starwood Hotels & Resorts Worldwide, Inc.	462
3	Wendy’s International, Inc.	102
7	Wyndham Worldwide Corp. (a)	231
9	Yum! Brands, Inc.	508
		6,710
	Household Durables — 0.6%
2	Black & Decker Corp.	189
4	Centex Corp.	181
9	D.R. Horton, Inc. (c)	231
5	Fortune Brands, Inc.	401
2	Harman International Industries, Inc. (c)	214
3	KB Home (c)	128
6	Leggett & Platt, Inc. (c)	141
5	Lennar Corp., Class A	225
9	Newell Rubbermaid, Inc.	280
7	Pulte Homes, Inc. (c)	206
2	Snap-On, Inc. (c)	97
3	Stanley Works (The)	149
3	Whirlpool Corp. (c)	228
		2,670
	Household Products — 2.2%
5	Clorox Co.	318
17	Colgate-Palmolive Co.	1,145
15	Kimberly-Clark Corp.	1,031
105	Procter & Gamble Co.	6,652
		9,146
	Independent Power Producers & Energy Traders — 0.5%
22	AES Corp. (The) (a)	468
6	Constellation Energy Group, Inc.	467
13	Dynegy, Inc., Class A (a)	103
15	TXU Corp. (c)	1,004
		2,042
	Industrial Conglomerates — 3.8%
24	3M Co.	1,805
341	General Electric Co.	11,904
4	Textron, Inc.	383
66	Tyco International Ltd. (Bermuda)	2,028
		16,120
	Insurance — 4.8%
11	ACE Ltd. (Bermuda)	604
16	Aflac, Inc.	772
21	Allstate Corp. (The)	1,241
4	AMBAC Financial Group, Inc.	307
86	American International Group, Inc.	5,768
10	AON Corp.	386
14	Chubb Corp. (The)	695
6	Cincinnati Financial Corp.	247
15	Genworth Financial, Inc., Class A	519
10	Hartford Financial Services Group, Inc.	990
9	Lincoln National Corp.	647
15	Loews Corp.	656
18	Marsh & McLennan Cos., Inc.	536
4	MBIA, Inc. (c)	295

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   31

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — Continued
25	MetLife, Inc.	1,587
9	Principal Financial Group, Inc.	542
25	Progressive Corp. (The)	578
16	Prudential Financial, Inc.	1,436
3	Safeco Corp. (c)	233
3	Torchmark Corp.	208
23	Travelers Cos., Inc. (The)	1,158
11	UnumProvident Corp.	242
6	XL Capital Ltd., Class A (Bermuda)	423
		20,070
	Internet & Catalog Retail — 0.2%
10	Amazon.com, Inc. (a) (c)	400
7	IAC/InterActiveCorp (a) (c)	288
		688
	Internet Software & Services — 1.4%
38	eBay, Inc. (a)	1,227
7	Google, Inc., Class A (a)	3,182
8	VeriSign, Inc. (a) (c)	205
40	Yahoo!, Inc. (a)	1,250
		5,864
	IT Services — 1.2%
3	Affiliated Computer Services, Inc., Class A (a) (c)	170
18	Automatic Data Processing, Inc.	908
5	Cognizant Technology Solutions Corp., Class A (a)	422
6	Computer Sciences Corp. (a)	300
5	Convergys Corp. (a)	117
17	Electronic Data Systems Corp.	479
5	Fidelity National Information Services, Inc. (c)	246
25	First Data Corp.	646
6	Fiserv, Inc. (a) (c)	303
11	Paychex, Inc. (c)	455
4	Sabre Holdings Corp., Class A	141
11	Unisys Corp. (a)	97
25	Western Union Co. (The)	549
		4,833
	Leisure Equipment & Products — 0.2%
3	Brunswick Corp. (c)	99
9	Eastman Kodak Co. (c)	227
5	Hasbro, Inc.	149
13	Mattel, Inc.	328
		803
	Life Sciences Tools & Services — 0.3%
6	Applera Corp.- Applied Biosystems Group (c)	187
2	Millipore Corp. (a) (c)	126
4	PerkinElmer, Inc.	97
13	Thermo Fisher Scientific, Inc. (a)	611
3	Waters Corp. (a)	182
		1,203
	Machinery — 1.5%
22	Caterpillar, Inc.	1,387
2	Cummins, Inc.	233
8	Danaher Corp. (c)	561
8	Deere & Co.	829
7	Dover Corp.	322
5	Eaton Corp.	400
14	Illinois Tool Works, Inc.	716
10	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	439
6	ITT Corp.	361
8	PACCAR, Inc. (c)	571
4	Pall Corp.	140
4	Parker Hannifin Corp.	322
3	Terex Corp. (a)	221
		6,502
	Media — 3.6%
26	CBS Corp., Class B	784
16	Clear Channel Communications, Inc.	591
103	Comcast Corp., Class A (a)	2,655
25	DIRECTV Group, Inc. (The) (a)	575
2	Dow Jones & Co., Inc. (c)	77
3	E.W. Scripps Co., Class A (c)	125
8	Gannett Co., Inc.	475
15	Interpublic Group of Cos., Inc. (a) (c)	184
12	McGraw-Hill Cos., Inc. (The)	757
1	Meredith Corp. (c)	75
5	New York Times Co., Class A (c)	118
77	News Corp., Class A	1,744
6	Omnicom Group, Inc.	585
132	Time Warner, Inc.	2,687
6	Tribune Co. (c)	189
8	Univision Communications, Inc., Class A (a)	300
23	Viacom, Inc., Class B (a)	903
68	Walt Disney Co. (The)	2,344
		15,168

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Metals & Mining — 1.0%
29	Alcoa, Inc.	958
3	Allegheny Technologies, Inc. (c)	339
7	Freeport-McMoRan Copper & Gold, Inc., Class B (c)	373
15	Newmont Mining Corp. (c)	671
10	Nucor Corp.	609
7	Phelps Dodge Corp.	841
4	United States Steel Corp.	348
		4,139
	Multi-Utilities — 1.2%
7	Ameren Corp. (c)	355
10	CenterPoint Energy, Inc. (c)	185
7	CMS Energy Corp. (c)	128
8	Consolidated Edison, Inc. (c)	412
12	Dominion Resources, Inc.	1,000
6	DTE Energy Co.	272
2	Integrys Energy Group, Inc. (c)	139
6	KeySpan Corp.	237
9	NiSource, Inc.	214
12	PG&E Corp.	535
8	Public Service Enterprise Group, Inc.	624
9	Sempra Energy	520
7	TECO Energy, Inc.	116
13	Xcel Energy, Inc. (c)	318
		5,055
	Multiline Retail — 1.3%
4	Big Lots, Inc. (a) (c)	90
2	Dillards, Inc., Class A	67
10	Dollar General Corp.	174
5	Family Dollar Stores, Inc.	145
17	Federated Department Stores, Inc.	777
7	J.C. Penney Co., Inc.	602
11	Kohl’s Corp. (a)	746
8	Nordstrom, Inc. (c)	401
3	Sears Holdings Corp. (a) (c)	497
28	Target Corp.	1,747
		5,246
	Office Electronics — 0.1%
32	Xerox Corp. (a)	552
	Oil, Gas & Consumable Fuels — 7.9%
15	Anadarko Petroleum Corp.	611
11	Apache Corp.	746
14	Chesapeake Energy Corp. (c)	419
72	Chevron Corp.	4,930
54	ConocoPhillips	3,559
6	Consol Energy, Inc.	215
15	Devon Energy Corp.	960
23	El Paso Corp. (c)	335
8	EOG Resources, Inc.	545
193	Exxon Mobil Corp.	13,827
9	Hess Corp.	474
4	Kinder Morgan, Inc.	375
12	Marathon Oil Corp.	1,055
6	Murphy Oil Corp.	319
28	Occidental Petroleum Corp.	1,316
9	Peabody Energy Corp. (c)	351
21	Spectra Energy Corp.	534
4	Sunoco, Inc.	262
20	Valero Energy Corp.	1,153
20	Williams Cos., Inc.	531
12	XTO Energy, Inc.	625
		33,142
	Paper & Forest Products — 0.3%
15	International Paper Co.	542
6	MeadWestvaco Corp.	182
8	Weyerhaeuser Co.	672
		1,396
	Personal Products — 0.2%
15	Avon Products, Inc.	539
4	Estee Lauder Cos., Inc. (The), Class A	202
		741
	Pharmaceuticals — 6.3%
51	Abbott Laboratories	2,772
5	Allergan, Inc.	566
4	Barr Pharmaceuticals, Inc. (a)	186
65	Bristol-Myers Squibb Co.	1,716
33	Eli Lilly & Co.	1,713
10	Forest Laboratories, Inc. (a)	542
96	Johnson & Johnson	6,046
8	King Pharmaceuticals, Inc. (a)	150
72	Merck & Co., Inc.	3,170
7	Mylan Laboratories, Inc.	148
238	Pfizer, Inc.	5,952
49	Schering-Plough Corp.	1,151
3	Watson Pharmaceuticals, Inc. (a)	89
45	Wyeth	2,178
		26,379

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   33

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Real Estate Investment Trusts (REITs) — 1.1%
3	Apartment Investment & Management Co.	188
7	Archstone-Smith Trust (c)	407
2	AvalonBay Communities, Inc. (c)	339
4	Boston Properties, Inc. (c)	463
10	Equity Residential	490
7	Kimco Realty Corp. (c)	375
6	Plum Creek Timber Co., Inc. REIT (c)	233
8	ProLogis	541
4	Public Storage, Inc.	409
7	Simon Property Group, Inc. (c)	824
4	Vornado Realty Trust	542
		4,811
	Real Estate Management & Development — 0.1%
6	CB Richard Ellis Group, Inc., Class A (a)	203
7	Realogy Corp. (a)	210
		413
	Road & Rail — 0.7%
12	Burlington Northern Santa Fe Corp.	942
14	CSX Corp.	543
13	Norfolk Southern Corp.	622
2	Ryder System, Inc.	104
9	Union Pacific Corp.	879
		3,090
	Semiconductors & Semiconductor Equipment — 2.4%
18	Advanced Micro Devices, Inc. (a) (c)	273
12	Altera Corp. (a)	252
11	Analog Devices, Inc.	410
46	Applied Materials, Inc.	853
15	Broadcom Corp., Class A (a)	528
191	Intel Corp.	3,785
7	KLA-Tencor Corp.	340
10	Linear Technology Corp.	328
13	LSI Logic Corp. (a)	134
11	Maxim Integrated Products, Inc.	347
25	Micron Technology, Inc. (a)	296
10	National Semiconductor Corp.	245
4	Novellus Systems, Inc. (a) (c)	132
12	NVIDIA Corp. (a)	364
7	PMC-Sierra, Inc. (a) (c)	47
6	Teradyne, Inc. (a) (c)	102
49	Texas Instruments, Inc.	1,519
11	Xilinx, Inc.	285
		10,240
	Software — 3.2%
19	Adobe Systems, Inc. (a)	757
8	Autodesk, Inc. (a)	315
7	BMC Software, Inc. (a)	209
14	CA, Inc. (c)	353
6	Citrix Systems, Inc. (a) (c)	193
12	Compuware Corp. (a)	107
10	Electronic Arts, Inc. (a)	514
12	Intuit, Inc. (a)	340
286	Microsoft Corp.	8,059
11	Novell, Inc. (a)	74
132	Oracle Corp. (a)	2,174
31	Symantec Corp. (a)	530
		13,625
	Specialty Retail — 2.0%
5	AutoNation, Inc. (a)	109
2	AutoZone, Inc. (a)	210
9	Bed Bath & Beyond, Inc. (a)	373
13	Best Buy Co., Inc.	621
5	Circuit City Stores, Inc.	89
17	Gap, Inc. (The)	335
68	Home Depot, Inc.	2,674
11	Limited Brands, Inc.	313
50	Lowe’s Cos., Inc.	1,640
9	Office Depot, Inc. (a)	307
2	OfficeMax, Inc. (c)	127
4	RadioShack Corp. (c)	112
4	Sherwin-Williams Co. (The) (c)	246
24	Staples, Inc.	622
4	Tiffany & Co. (c)	195
15	TJX Cos., Inc.	413
		8,386
	Textiles, Apparel & Luxury Goods — 0.5%
12	Coach, Inc. (a)	573
4	Jones Apparel Group, Inc. (c)	120
3	Liz Claiborne, Inc. (c)	152
6	Nike, Inc., Class B	650
2	Polo Ralph Lauren Corp.	177
3	V.F. Corp.	235
		1,907
	Thrifts & Mortgage Finance — 1.4%
19	Countrywide Financial Corp.	738
32	Fannie Mae	1,829
23	Freddie Mac	1,470
17	Hudson City Bancorp, Inc.	223

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Thrifts & Mortgage Finance — Continued
3	MGIC Investment Corp. (c)	166
12	Sovereign Bancorp, Inc.	300
31	Washington Mutual, Inc.	1,348
		6,074
	Tobacco — 1.5%
69	Altria Group, Inc.	5,841
6	Reynolds American, Inc. (c)	346
5	UST, Inc. (c)	309
		6,496
	Trading Companies & Distributors — 0.0% (g)
2	Grainger (W.W.) , Inc.	187
	Wireless Telecommunication Services — 0.6%
12	ALLTEL Corp.	749
96	Sprint Nextel Corp.	1,846
		2,595
	Total Common Stocks (Cost $355,552)	417,487
	Investment Company — 0.2%
5	SPDR Trust Series 1 (c) (Cost $701)	688
	Total Long-Term Investments (Cost $356,253)	418,175
Short-Term Investments — 0.8%
	Investment Company — 0.8%
3,504	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $3,504)	3,504

PRINCIPAL AMOUNT($)
	U.S. Treasury Bill — 0.0% (g)
100	4.86%, 03/08/07 (k) (n) (Cost $100)	100
	Total Short-Term Investments (Cost $3,604)	3,604

Investments of Cash Collateral for Securities on Loan — 6.9%
	Certificates of Deposit — 0.8%
1,000	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	1,000
1,250	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	1,250
1,250	Societe Generale, New York, FRN, 5.31%, 06/20/07	1,250
		3,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Corporate Notes — 2.6%
1,000	Allstate Life Global Funding II, FRN, 5.30%, 03/31/08	1,000
1,500	American Express Credit Corp., FRN, 5.32%, 06/12/07	1,500
1,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 07/13/07	1,000
1,900	Beta Finance, Inc., FRN, 5.38%, 03/15/07	1,900
900	CDC Financial Products, Inc., FRN, 5.36%, 03/30/07	900
800	Citigroup Global Markets, Inc., FRN, 5.38%, 03/07/07	800
1,000	Macquarie Bank Ltd., FRN, 5.34%, 03/31/08	1,000
500	Monumental Global Funding, FRN, 5.41%, 02/26/10	500
1,000	Morgan Stanley & Co., Inc., FRN, 5.49%, 03/31/08	1,000
1,100	Unicredito Italiano Bank plc, FRN, 5.33%, 03/31/08	1,100
		10,700
	Repurchase Agreements — 3.2%
5,058	Banc of America Securities LLC, 5.32%, dated 02/28/07, due 03/01/07, repurchase price $5,059, collateralized by U.S. Government Agency Mortgages	5,058
4,250	Bear Stearns Cos., Inc., 5.31%, dated 02/28/07, due 03/01/07, repurchase price $4,251, collateralized by U.S. Government Agency Mortgages	4,250
4,250	Lehman Brothers, Inc., 5.32%, dated 02/28/07, due 03/01/07, repurchase price $4,251, collateralized by U.S. Government Agency Mortgages	4,250
		13,558
	Time Deposit — 0.3%
1,250	Northern Rock plc, 5.32%, 05/15/07	1,250
	Total Investments of Cash Collateral for Securities on Loan (Cost $29,008)	29,008
	Total Investments — 107.2% (Cost $388,865)	450,787
	Liabilities in Excess of Other Assets — (7.2)%	(30,269)
	NET ASSETS — 100.0%	$420,518

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   35

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

Futures Contracts

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 2/28/07 (USD)	UNREALIZED DEPRECIATION (USD)
	Long Futures Outstanding
6	S&P 500 Index	March, 2007	2,113	(23)

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 89.2%
		Asset Backed Securities — 3.0%
405		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	400
		AmeriCredit Automobile Receivables Trust,
77		Series 2003-BX, Class A4A, 2.72%, 01/06/10	76
1,000		Series 2006-BG, Class A3, 5.21%, 10/06/11	1,002
800		Series 2006-BG, Class A4, 5.21%, 09/06/13	804
		Citibank Credit Card Issuance Trust,
860		Series 2002-C2, Class C2, 6.95%, 02/18/14	919
500		Series 2005-B1, Class B1, 4.40%, 09/15/10	494
219		CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	216
186		Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	186
775		Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	777
1,200		Ford Credit Auto Owner Trust, Series 2006-B, Class A4, 5.25%, 09/15/11	1,206
183		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, 6.71%, 04/25/29	182
600		Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	592
500		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	502
		MBNA Credit Card Master Note Trust,
607		Series 2002-C1, Class C1, 6.80%, 07/15/14	648
253		Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	263
		MBNA Master Credit Card Trust,
445		Series 1999-J, Class C, 7.85%, 02/15/12 (e)	476
405		Series 2000-D, Class C, 8.40%, 09/15/09	407
12		Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	12
175		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	176
		WFS Financial Owner Trust,
182		Series 2003-2, Class A4, 2.41%, 12/20/10	182
259		Series 2003-4, Class A4, 3.15%, 05/20/11	257
		Total Asset Backed Securities (Cost $9,876)	9,777
		Collateralized Mortgage Obligations — 38.2%
		Agency CMO — 30.9%
		Federal Home Loan Mortgage Corp.,
24		Series 11, Class D, 9.50%, 07/15/19	26
—	(h)	Series 41, Class I, HB, 84.00%, 05/15/20	—	(h)
11		Series 46, Class B, 7.80%, 09/15/20	11
4		Series 47, Class F, 10.00%, 06/15/20	4
—	(h)	Series 85, Class C, 8.60%, 01/15/21	—	(h)
10		Series 99, Class Z, 9.50%, 01/15/21	10
41		Series 114, Class H, 6.95%, 01/15/21	41
3		Series 1079, Class S, IF, 15.73%, 05/15/21	4
4		Series 1084, Class F, FRN, 6.33%, 05/15/21	4
3		Series 1084, Class S, IF, HB, 21.04%, 05/15/21	3
20		Series 1144, Class KB, 8.50%, 09/15/21	20
—	(h)	Series 1172, Class L, HB, VAR, 1,182.96%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 534.24%, 01/15/22	4
36		Series 1206, Class IA, 7.00%, 03/15/22	36
403		Series 1212, Class IZ, 8.00%, 02/15/22	404
24		Series 1250, Class J, 7.00%, 05/15/22	24
—	(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	—	(h)
64		Series 1343, Class LA, 8.00%, 08/15/22	69
24		Series 1404, Class FA, 4.50%, 11/15/07	24
4		Series 1465, Class SA, IF, IO, 3.63%, 02/15/08	—	(h)
288		Series 1466, Class PZ, 7.50%, 02/15/23	304
4		Series 1470, Class F, FRN, 5.40%, 02/15/23	4
116		Series 1491, Class I, 7.50%, 04/15/23	118
4		Series 1506, Class F, FRN, 6.05%, 05/15/08	4
1		Series 1506, Class S, IF, 9.67%, 05/15/08	1
9		Series 1506, Class SD, IF, IO, 3.13%, 05/15/08	—	(h)
194		Series 1512, Class J, 6.50%, 05/15/08	194
24		Series 1513, Class AG, FRN, 4.11%, 05/15/08	24
45		Series 1513, Class N, 6.50%, 05/15/08	45
116		Series 1518, Class G, IF, 3.76%, 05/15/23	113
109		Series 1541, Class O, FRN, 4.16%, 07/15/23	107
21		Series 1544, Class J, IF, 7.02%, 07/15/08	21
12		Series 1549, Class K, 8.50%, 07/15/08	12
221		Series 1558, Class D, 6.50%, 07/15/23	224
43		Series 1586, Class M, 5.00%, 09/15/08	43
10		Series 1600, Class SC, IF, 8.60%, 10/15/08	10
3		Series 1602, Class SA, IF, 5.28%, 10/15/23	3
18		Series 1604, Class SA, IF, 6.60%, 11/15/08	19
35		Series 1606, Class SC, IF, 9.18%, 11/15/08	35
767		Series 1607, Class H, 6.25%, 10/15/13	772
304		Series 1608, Class L, 6.50%, 09/15/23	316
363		Series 1609, Class LG, IF, 5.69%, 11/15/23	372
181		Series 1611, Class JA, FRN, 6.63%, 08/15/23	182
165		Series 1611, Class JB, IF, 2.72%, 08/15/23	161
49		Series 1625, Class SD, IF, 8.51%, 12/15/08	50
2		Series 1665, Class FA, FRN, 4.27%, 06/15/23	2
4		Series 1671, Class L, 7.00%, 02/15/24	4
7		Series 1685, Class Z, 6.00%, 11/15/23	7
27		Series 1689, Class SD, IF, 8.97%, 10/15/23	27
78		Series 1698, Class SC, IF, 9.33%, 03/15/09	81

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   37

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
51	Series 1700, Class GA, PO, 02/15/24	47
405	Series 1706, Class K, 7.00%, 03/15/24	425
45	Series 1745, Class D, 7.50%, 08/15/24	45
128	Series 1798, Class F, 5.00%, 05/15/23	126
6	Series 1807, Class G, 9.00%, 10/15/20	6
32	Series 1900, Class T, PO, 08/15/08	32
510	Series 1927, Class PH, 7.50%, 01/15/27	531
19	Series 1967, Class PC, PO, 10/15/08	19
244	Series 1981, Class Z, 6.00%, 05/15/27	246
72	Series 1987, Class PE, 7.50%, 09/15/27	74
8	Series 2017, Class SE, IF, 7.98%, 12/15/08	8
207	Series 2025, Class PE, 6.30%, 01/15/13	210
38	Series 2033, Class SN, IF, IO, 11.69%, 03/15/24	14
104	Series 2038, Class PN, IO, 7.00%, 03/15/28	22
364	Series 2040, Class PE, 7.50%, 03/15/28	375
178	Series 2056, Class TD, 6.50%, 05/15/18	183
682	Series 2063, Class PG, 6.50%, 06/15/28	700
96	Series 2064, Class TE, 7.00%, 06/15/28	100
458	Series 2075, Class PH, 6.50%, 08/15/28	472
304	Series 2075, Class PM, 6.25%, 08/15/28	312
116	Series 2089, Class PJ, IO, 7.00%, 10/15/28	21
95	Series 2097, Class PV, 6.00%, 09/15/09	96
101	Series 2102, Class TC, 6.00%, 12/15/13	103
354	Series 2125, Class JZ, 6.00%, 02/15/29	360
44	Series 2163, Class PC, IO, 7.50%, 06/15/29	9
506	Series 2169, Class TB, 7.00%, 06/15/29	537
202	Series 2172, Class QC, 7.00%, 07/15/29	212
3	Series 2196, Class TL, 7.50%, 11/15/29	3
168	Series 2201, Class C, 8.00%, 11/15/29	175
272	Series 2210, Class Z, 8.00%, 01/15/30	284
124	Series 2224, Class CB, 8.00%, 03/15/30	128
182	Series 2256, Class MC, 7.25%, 09/15/30	189
272	Series 2259, Class ZM, 7.00%, 10/15/30	281
196	Series 2271, Class PC, 7.25%, 12/15/30	199
202	Series 2283, Class K, 6.50%, 12/15/23	213
135	Series 2296, Class PD, 7.00%, 03/15/31	140
8	Series 2299, Class G, 7.00%, 05/15/14	8
63	Series 2306, Class K, PO, 05/15/24	53
153	Series 2306, Class SE, IF, IO, 5.83%, 05/15/24	20
111	Series 2333, Class HC, 6.00%, 07/15/31	113
207	Series 2344, Class QG, 6.00%, 08/15/16	211
2,832	Series 2344, Class ZD, 6.50%, 08/15/31	2,915
351	Series 2344, Class ZJ, 6.50%, 08/15/31	362
302	Series 2345, Class NE, 6.50%, 08/15/31	311
331	Series 2345, Class PQ, 6.50%, 08/15/16	341
281	Series 2347, Class VP, 6.50%, 03/15/20	290
289	Series 2351, Class PZ, 6.50%, 08/15/31	299
247	Series 2355, Class BP, 6.00%, 09/15/16	252
273	Series 2360, Class PG, 6.00%, 09/15/16	278
86	Series 2362, Class PD, 6.50%, 06/15/20	86
51	Series 2362, Class PJ, 6.50%, 10/15/28	51
238	Series 2366, Class MD, 6.00%, 10/15/16	243
9	Series 2382, Class TL, IO, 6.50%, 02/15/31	—	(h)
428	Series 2391, Class QR, 5.50%, 12/15/16	432
396	Series 2391, Class VQ, 6.00%, 10/15/12	403
374	Series 2392, Class PV, 6.00%, 12/15/20	376
116	Series 2410, Class HC, 5.50%, 02/15/09	116
263	Series 2410, Class NG, 6.50%, 02/15/32	274
312	Series 2410, Class OE, 6.38%, 02/15/32	320
119	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	12
66	Series 2412, Class SE, IF, 5.02%, 02/15/09	66
405	Series 2412, Class SP, IF, 5.46%, 02/15/32	406
139	Series 2423, Class MC, 7.00%, 03/15/32	145
267	Series 2423, Class MT, 7.00%, 03/15/32	278
243	Series 2435, Class CJ, 6.50%, 04/15/32	255
405	Series 2435, Class VH, 6.00%, 07/15/19	415
304	Series 2441, Class GF, 6.50%, 04/15/32	319
316	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	26
346	Series 2450, Class GZ, 7.00%, 05/15/32	359
126	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	10
405	Series 2455, Class GK, 6.50%, 05/15/32	422
535	Series 2460, Class VZ, 6.00%, 11/15/29	544
1,012	Series 2466, Class DH, 6.50%, 06/15/32	1,055
1,012	Series 2466, Class PG, 6.50%, 04/15/32	1,051
405	Series 2474, Class NR, 6.50%, 07/15/32	423
545	Series 2484, Class LZ, 6.50%, 07/15/32	577
639	Series 2498, Class UD, 5.50%, 06/15/16	639
254	Series 2500, Class GD, 5.50%, 12/15/15	253
607	Series 2500, Class MC, 6.00%, 09/15/32	618
433	Series 2500, Class TD, 5.50%, 02/15/16	433
607	Series 2512, Class PG, 5.50%, 10/15/22	602
180	Series 2513, Class YO, PO, 02/15/32	158
607	Series 2515, Class DE, 4.00%, 03/15/32	574
62	Series 2519, Class BT, 8.50%, 09/15/31	67
412	Series 2527, Class VU, 5.50%, 10/15/13	415
304	Series 2535, Class BK, 5.50%, 12/15/22	307
425	Series 2537, Class TE, 5.50%, 12/15/17	430
675	Series 2543, Class YX, 6.00%, 12/15/32	691
566	Series 2557, Class WJ, 5.00%, 07/15/14	564
457	Series 2565, Class MB, 6.00%, 05/15/30	463

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
810		Series 2575, Class ME, 6.00%, 02/15/33	828
301		Series 2586, Class WI, IO, 6.50%, 03/15/33	65
1,017		Series 2594, Class VA, 6.00%, 03/15/14	1,032
435		Series 2594, Class VP, 6.00%, 02/15/14	440
405		Series 2594, Class VQ, 6.00%, 08/15/20	412
720		Series 2597, Class AD, 6.50%, 03/15/32	757
736		Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	47
1,569		Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	78
1,681		Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	96
1,013		Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	63
405		Series 2617, Class GR, 4.50%, 05/15/18	387
304		Series 2619, Class IM, IO, 5.00%, 10/15/21	40
1,000		Series 2628, Class WA, 4.00%, 07/15/28	956
202		Series 2631, Class LC, 4.50%, 06/15/18	193
202		Series 2640, Class VE, 3.25%, 07/15/22	174
86		Series 2643, Class HI, IO, 4.50%, 12/15/16	7
476		Series 2651, Class VZ, 4.50%, 07/15/18	454
194		Series 2656, Class SH, IF, 5.64%, 02/15/25	192
289		Series 2668, Class SB, IF, 2.47%, 10/15/15	269
202		Series 2672, Class ME, 5.00%, 11/15/22	198
506		Series 2675, Class CK, 4.00%, 09/15/18	468
361		Series 2682, Class YS, IF, 1.02%, 10/15/33	247
1,000		Series 2684, Class PO, PO, 01/15/33	647
243		Series 2684, Class TO, PO, 10/15/33	138
202		Series 2686, Class GB, 5.00%, 05/15/20	201
149		Series 2691, Class WS, IF, 1.02%, 10/15/33	105
1,000		Series 2695, Class DE, 4.00%, 01/15/17	957
218		Series 2705, Class SC, IF, 1.02%, 11/15/33	158
218		Series 2705, Class SD, IF, 2.16%, 11/15/33	167
14		Series 2733, Class GF, FRN, 0.00%, 09/15/33	13
87		Series 2739, Class S, IF, 1.36%, 01/15/34	64
150		Series 2744, Class FE, FRN, 0.00%, 02/15/34	117
405		Series 2744, Class PC, 5.50%, 01/15/31	406
505		Series 2744, Class PD, 5.50%, 08/15/33	512
405		Series 2744, Class TU, 5.50%, 05/15/32	405
213		Series 2749, Class PK, IO, 5.00%, 09/15/22	7
172		Series 2753, Class S, IF, 1.36%, 02/15/34	115
272		Series 2755, Class PA, PO, 02/15/29	234
123		Series 2755, Class SA, IF, 3.56%, 05/15/30	117
59		Series 2769, Class PO, PO, 03/15/34	36
385		Series 2776, Class SK, IF, 1.10%, 04/15/34	269
150		Series 2846, Class PO, PO, 08/15/34	116
281		Series 3117, Class EO, PO, 02/15/36	215
91		Series 3117, Class OK, PO, 02/15/36	69
485		Series 3150, Class PO, PO, 05/15/36	374
964		Series 3152, Class MO, PO, 03/15/36	710
187		Series 3158, Class LX, FRN, 0.00%, 05/15/36	154
500		Series 3179, Class OA, PO, 07/15/36	386
206		Series 3189, Class SN, IF, 0.79%, 11/15/35	197
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
99		Series T-41, Class 3A, 7.50%, 07/25/32	102
85		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	88
813		Series T-54, Class 2A, 6.50%, 02/25/43	832
283		Series T-54, Class 3A, 7.00%, 02/25/43	292
75		Series T-58, Class A, PO, 09/25/43	64
189		Federal Home Loan Mortgage Corp.- Government National Mortgage Association, Series 24, Class ZE, 6.25%, 11/25/23	194
		Federal National Mortgage Association,
2		Series 50, Class 2, IO, 10.50%, 03/01/19	—	(h)
11		Series 218, Class 2, IO, 7.50%, 04/01/23	3
147		Series 329, Class 1, PO, 01/01/33	114
324		Series 340, Class 1, PO, 09/01/33	239
7		Series 1988-7, Class Z, 9.25%, 04/25/18	7
32		Series 1989-70, Class G, 8.00%, 10/25/19	34
13		Series 1989-78, Class H, 9.40%, 11/25/19	14
11		Series 1989-83, Class H, 8.50%, 11/25/19	12
10		Series 1989-89, Class H, 9.00%, 11/25/19	11
4		Series 1990-1, Class D, 8.80%, 01/25/20	4
6		Series 1990-7, Class B, 8.50%, 01/25/20	6
6		Series 1990-60, Class K, 5.50%, 06/25/20	6
6		Series 1990-63, Class H, 9.50%, 06/25/20	6
6		Series 1990-93, Class G, 5.50%, 08/25/20	6
—	(h)	Series 1990-94, Class H, HB, 504.00%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	2
28		Series 1990-102, Class J, 6.50%, 08/25/20	28
12		Series 1990-120, Class H, 9.00%, 10/25/20	14
2		Series 1990-134, Class SC, IF, 13.58%, 11/25/20	3
—	(h)	Series 1990-140, Class K, HB, 651.84%, 12/25/20	2
—	(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	—	(h)
18		Series 1991-42, Class S, IF, 8.32%, 05/25/21	20
21		Series 1992-33, Class F, FRN, 4.30%, 03/25/22	20
1		Series 1992-44, Class K, 7.25%, 04/25/07	1
16		Series 1992-143, Class MA, 5.50%, 09/25/22	16
56		Series 1993-18, Class PK, 6.50%, 02/25/08	56
111		Series 1993-25, Class J, 7.50%, 03/25/23	117
706		Series 1993-37, Class PX, 7.00%, 03/25/23	737
2		Series 1993-41, Class PH, 6.00%, 03/25/23	2
243		Series 1993-54, Class Z, 7.00%, 04/25/23	254

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   39

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
51	Series 1993-62, Class SA, IF, 10.28%, 04/25/23	61
6	Series 1993-72, Class F, FRN, 5.30%, 05/25/08	6
66	Series 1993-122, Class M, 6.50%, 07/25/23	68
24	Series 1993-165, Class SD, IF 5.53%, 09/25/23	24
4	Series 1993-170, Class SE, IF, 9.36%, 09/25/08	5
10	Series 1993-175, Class SA, IF, 11.92%, 09/25/08	10
102	Series 1993-178, Class PK, 6.50%, 09/25/23	105
1,012	Series 1993-183, Class KA, 6.50%, 10/25/23	1,069
800	Series 1993-189, Class PL, 6.50%, 10/25/23	830
65	Series 1993-190, Class S, IF, 6.60%, 10/25/08	65
13	Series 1993-196, Class FA, FRN, 5.30%, 10/25/08	13
110	Series 1993-225, Class SG, IF, 4.90%, 12/25/13	111
172	Series 1993-247, Class SA, IF, 11.54%, 12/25/23	201
391	Series 1993-250, Class Z, 7.00%, 12/25/23	404
705	Series 1993-257, Class C, PO, 06/25/23	633
10	Series 1994-9, Class E, PO, 11/25/23	8
42	Series 1994-12, Class FC, FRN, 5.45%, 01/25/09	42
6	Series 1994-13, Class SK, IF, 8.80%, 02/25/09	6
40	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	2
11	Series 1994-20, Class Z, 6.50%, 02/25/09	11
126	Series 1994-34, Class DZ, 6.00%, 03/25/09	126
89	Series 1994-40, Class VC, 6.50%, 02/25/10	89
64	Series 1994-55, Class G, 6.75%, 12/25/23	64
449	Series 1996-14, Class SE, IF, IO, 5.92%, 08/25/23	81
13	Series 1996-20, Class L, PO, 09/25/08	12
31	Series 1996-24, Class E, PO, 03/25/09	29
23	Series 1996-27, Class FC, FRN, 5.84%, 03/25/17	23
92	Series 1996-32, Class PH, 7.00%, 01/25/26	92
34	Series 1996-39, Class J, PO, 09/25/08	33
50	Series 1996-59, Class J, 6.50%, 08/25/22	51
293	Series 1996-59, Class K, 6.50%, 07/25/23	298
222	Series 1997-20, Class IB, FRN, IO, 1.84%, 03/25/27	12
245	Series 1997-20, Class IO, FRN, IO, 1.84%, 03/25/27	14
104	Series 1997-27, Class J, 7.50%, 04/18/27	110
90	Series 1997-29, Class J, 7.50%, 04/20/27	95
183	Series 1997-39, Class PD, 7.50%, 05/20/27	191
85	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	18
13	Series 1998-4, Class C, PO, 04/25/23	11
34	Series 1998-27, Class B, PO, 12/25/08	33
176	Series 1998-36, Class ZB, 6.00%, 07/18/28	179
503	Series 2000-2, Class ZE, 7.50%, 02/25/30	532
251	Series 2001-4, Class PC, 7.00%, 03/25/21	262
420	Series 2001-5, Class OW, 6.00%, 03/25/16	427
694	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	139
530	Series 2001-36, Class DE, 7.00%, 08/25/31	548
127	Series 2001-44, Class PD, 7.00%, 09/25/31	133
463	Series 2001-48, Class Z, 6.50%, 09/25/21	484
141	Series 2001-49, Class Z, 6.50%, 09/25/31	146
443	Series 2001-50, Class VB, 6.50%, 12/25/16	443
291	Series 2001-52, Class XM, 6.50%, 11/25/10	296
709	Series 2001-61, Class VB, 7.00%, 12/25/16	717
283	Series 2001-61, Class VQ, 6.50%, 08/25/15	284
269	Series 2001-71, Class GU, 6.00%, 05/25/14	270
488	Series 2001-71, Class MB, 6.00%, 12/25/16	498
630	Series 2001-71, Class QE, 6.00%, 12/25/16	642
2,854	Series 2001-74, Class MB, 6.00%, 12/25/16	2,943
84	Series 2001-78, Class VB, 6.00%, 12/25/15	83
333	Series 2001-80, Class PE, 6.00%, 07/25/29	338
121	Series 2001-81, Class LO, PO, 01/25/32	97
320	Series 2002-1, Class HC, 6.50%, 02/25/22	330
120	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	131
281	Series 2002-2, Class UC, 6.00%, 02/25/17	285
607	Series 2002-3, Class OG, 6.00%, 02/25/17	619
120	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	120
1,235	Series 2002-18, Class PC, 5.50%, 04/25/17	1,250
392	Series 2002-21, Class PE, 6.50%, 04/25/32	406
405	Series 2002-24, Class AJ, 6.00%, 04/25/17	416
368	Series 2002-28, Class PK, 6.50%, 05/25/32	382
505	Series 2002-37, Class Z, 6.50%, 06/25/32	518
810	Series 2002-56, Class UC, 5.50%, 09/25/17	819
511	Series 2002-59, Class AC, 6.00%, 03/25/28	513
228	Series 2002-59, Class VB, 6.50%, 04/25/32	228
810	Series 2002-74, Class LD, 5.00%, 01/25/16	805
1,012	Series 2002-74, Class PD, 5.00%, 11/25/15	1,007
442	Series 2002-84, Class VB, 5.50%, 04/25/15	446
84	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	13
405	Series 2002-94, Class BK, 5.50%, 01/25/18	410
514	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	18
202	Series 2003-22, Class UD, 4.00%, 04/25/33	169
162	Series 2003-34, Class GB, 6.00%, 03/25/33	166
304	Series 2003-34, Class GE, 6.00%, 05/25/33	313
91	Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	20
405	Series 2003-47, Class PE, 5.75%, 06/25/33	408
191	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	199
168	Series 2003-64, Class SX, IF, 0.45%, 07/25/33	114
391	Series 2003-71, Class DS, IF, 0.38%, 08/25/33	274
1,014	Series 2003-73, Class GA, 3.50%, 05/25/31	958
1,514	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	117
405	Series 2003-83, Class PG, 5.00%, 06/25/23	397
124	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	115

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
304	Series 2003-106, Class US, IF, 1.10%, 11/25/23	206
1,016	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	72
202	Series 2003-128, Class KE, 4.50%, 01/25/14	199
500	Series 2003-128, Class NG, 4.00%, 01/25/19	458
319	Series 2003-130, Class SX, IF, 3.54%, 01/25/34	305
303	Series 2004-14, Class SD, IF, 1.10%, 03/25/34	216
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	913
63	Series 2004-21, Class CO, PO, 04/25/34	37
405	Series 2004-25, Class PC, 5.50%, 01/25/34	408
296	Series 2004-25, Class SA, IF, 4.90%, 04/25/34	293
263	Series 2004-36, Class PC, 5.50%, 02/25/34	263
442	Series 2004-36, Class SA, IF, 4.90%, 05/25/34	435
287	Series 2004-76, Class CL, 4.00%, 10/25/19	265
471	Series 2005-40, Class YA, 5.00%, 09/25/20	469
738	Series 2005-52, Class PA, 6.50%, 06/25/35	767
526	Series 2005-56, Class S, IF, IO, 1.39%, 07/25/35	27
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	2,019
424	Series 2006-44, Class P, PO, 12/25/33	318
549	Series 2006-59, Class QO, PO, 01/25/33	429
370	Series 2006-65, Class QO, PO, 07/25/36	294
500	Series 2006-77, Class PC, 6.50%, 08/25/36	530
964	Series 2006-110, Class PO, PO, 11/25/36	692
1,000	Series 2006-124, Class HB, VAR, 6.04%, 11/25/36	995
9	Series G-14, Class L, 8.50%, 06/25/21	10
46	Series G-18, Class Z, 8.75%, 06/25/21	49
15	Series G-22, Class G, 6.00%, 12/25/16	15
34	Series G-35, Class M, 8.75%, 10/25/21	36
140	Series G92-35, Class E, 7.50%, 07/25/22	148
8	Series G92-42, Class Z, 7.00%, 07/25/22	9
201	Series G92-44, Class ZQ, 8.00%, 07/25/22	214
148	Series G92-54, Class ZQ, 7.50%, 09/25/22	157
32	Series G93-5, Class Z, 6.50%, 02/25/23	33
33	Series G95-1, Class C, 8.80%, 01/25/25	36
	Federal National Mortgage Association Whole Loan,
286	Series 2002-W5, Class A7, 6.25%, 08/25/30	286
92	Series 2002-W5, Class A10, IF, IO 2.78%, 11/25/30	4
390	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	398
110	Series 2003-W4, Class 2A, 6.50%, 10/25/42	113
27	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	27
344	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	357
	Government National Mortgage Association,
113	Series 1994-3, Class PQ, 7.49%, 07/16/24	119
400	Series 1994-4, Class KQ, 7.99%, 07/16/24	420
607	Series 1994-7, Class PQ, 6.50%, 10/16/24	636
155	Series 1995-3, Class DQ, 8.05%, 06/16/25	167
43	Series 1995-7, Class CQ, 7.50%, 09/16/25	45
332	Series 1996-16, Class E, 7.50%, 08/16/26	345
68	Series 1998-26, Class K, 7.50%, 09/17/25	72
1,001	Series 1999-10, Class ZC, 6.50%, 04/20/29	1,027
158	Series 1999-30, Class S, IF, IO 3.28%, 08/16/29	12
119	Series 1999-41, Class Z, 8.00%, 11/16/29	125
90	Series 1999-44, Class PC, 7.50%, 12/20/29	95
206	Series 2000-6, Class Z, 7.50%, 02/20/30	215
26	Series 2000-9, Class PB, 7.50%, 06/16/26	26
36	Series 2000-9, Class Z, 8.00%, 06/20/30	38
805	Series 2000-9, Class ZJ, 8.50%, 02/16/30	874
342	Series 2000-14, Class PD, 7.00%, 02/16/30	355
98	Series 2000-16, Class ZN, 7.50%, 02/16/30	103
518	Series 2000-37, Class B, 8.00%, 12/20/30	539
43	Series 2000-38, Class AH, 7.15%, 12/20/30	43
329	Series 2001-7, Class PK, 6.50%, 03/20/31	339
18	Series 2001-32, Class WA, IF, 6.83%, 07/20/31	19
405	Series 2001-64, Class MQ, 6.50%, 12/20/31	417
122	Series 2002-7, Class PG, 6.50%, 01/20/32	126
181	Series 2002-31, Class S, IF, IO, 3.38%, 01/16/31	20
405	Series 2002-40, Class UK, 6.50%, 06/20/32	424
405	Series 2002-47, Class PG, 6.50%, 07/16/32	424
405	Series 2002-47, Class PY, 6.00%, 07/20/32	414
557	Series 2002-47, Class ZA, 6.50%, 07/20/32	576
44	Series 2002-51, Class SG, IF, 9.45%, 04/20/31	49
267	Series 2002-54, Class GB, 6.50%, 08/20/32	277
286	Series 2002-67, Class VA, 6.00%, 03/20/13	285
139	Series 2002-79, Class KV, 6.00%, 11/20/13	141
14	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	—	(h)
366	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	56
280	Series 2003-4, Class NY, 5.50%, 12/20/13	283
94	Series 2003-24, Class PO, PO, 03/16/33	77
304	Series 2003-40, Class TJ, 6.50%, 03/20/33	326
358	Series 2003-52, Class AP, PO, 06/16/33	288
122	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	2
74	Series 2004-28, Class S, IF, 5.03%, 04/16/34	74
160	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	153
	Vendee Mortgage Trust,
569	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	577
873	Series 1996-1, Class 1Z, 6.75%, 02/15/26	910
293	Series 1996-2, Class 1Z, 6.75%, 06/15/26	304
1,199	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,267
298	Series 1998-1, Class 2E, 7.00%, 09/15/27	308
		101,143

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   41

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Non-Agency CMO — 7.3%
95		Banc of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	76
125		Banc of America Funding Corp., Series 2004-1, Class PO, PO, 03/25/34	96
		Banc of America Mortgage Securities, Inc.,
95		Series 2003-8, Class A, PO, 11/25/33	71
238		Series 2004-1, Class A, PO, 02/25/34	191
166		Series 2004-6, Class A, PO, 07/25/34	114
59		BHN II Mortgage Trust, Series 1997-1, Class A2, 7.92%, 07/25/09 (i)	1
		Citigroup Mortgage Loan Trust, Inc.,
223		Series 2003-UP3, Class A3, 7.00%, 09/25/33	226
463		Series 2003-UST1, Class A1, 5.50%, 12/25/18	461
86		Series 2003-UST1, Class 1, PO, 12/25/18	68
64		Series 2003-UST1, Class 3, PO, 12/25/18	52
		Countrywide Alternative Loan Trust,
1,075		Series 2002-8, Class A4, 6.50%, 07/25/32	1,069
1,193		Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,136
335		Series 2005-26CB, Class A10, IF, 3.41%, 07/25/35	323
500		Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	497
		Countrywide Home Loan Mortgage Pass Through Trust,
854		Series 2003-26, Class 1A6, 3.50%, 08/25/33	763
433		Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	397
160		Series 2003-J13, Class PO, PO, 01/25/34	126
112		Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	111
762		Series 2005-22, Class 2A1, FRN, 5.28%, 11/25/35	761
463		Series 2005-R1, Class 2A, PO, 03/25/35 (e)	347
162		Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	132
		First Horizon Asset Securities, Inc.,
521		Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	516
712		Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	710
202		Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	202
711		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, IO, 0.74%, 08/25/35	11
475		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	466
		MASTR Alternative Loans Trust,
820		Series 2003-9, Class 8A1, 6.00%, 01/25/34	830
2,916		Series 2004-4, Class 10A1, 5.00%, 05/25/24	2,885
82		Series 2004-7, Class 30, PO, 08/25/34	62
219		Series 2004-10, Class 1A1, 4.50%, 09/25/19	211
		MASTR Asset Securitization Trust,
139		Series 2003-4, Class 2A2, 5.00%, 05/25/18	139
149		Series 2004-8, Class PO, PO, 08/25/19	117
675		MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	471
162		MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	162
		Nomura Asset Acceptance Corp.,
273		Series 2003-A1, Class A1, 5.50%, 05/25/33	271
214		Series 2003-A1, Class A2, 6.00%, 05/25/33	213
34		Series 2003-A1, Class A5, 7.00%, 04/25/33	34
184		Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	188
—	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
1,519		Series 2002-QS8, Class A5, 6.25%, 06/25/17	1,515
272		Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	271
309		Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	303
1,342		Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	99
202		Series 2004-QS8, Class A2, 5.00%, 06/25/34	200
165		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/19	160
		Residential Funding Mortgage Securities I,
587		Series 2003-S7, Class A17, 4.00%, 05/25/33	555
639		Series 2003-S11, Class A1, 2.50%, 06/25/18	614
202		Series 2003-S12, Class 4A5, 4.50%, 12/25/32	193
5		Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	5
77		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class 1, PO, 12/25/18	62
23		Structured Mortage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	23
400		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	399
108		Washington Mutual Mortgage Securities Corp., Series 2003-MS7, Class P, PO, 03/25/33	85
		Washington Mutual, Inc.,
540		Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	530
304		Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	295
113		Series 2003-S10, Class A6, PO, 10/25/18	81
307		Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	304
905		Series 2004-S3, Class 2A3, IF, 4.21%, 07/25/34	888
		Wells Fargo Mortgage Backed Securities Trust,
170		Series 2003-11, Class 1A, PO, 10/25/18	135
405		Series 2003-13, Class A7, 4.50%, 11/25/18	384
178		Series 2003-17, Class 2A4, 5.50%, 01/25/34	176
293		Series 2004-7, Class 2A2, 5.00%, 07/25/19 (c)	288
895		Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	884

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
283	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	281
506	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	493
		23,729
	Total Collateralized Mortgage Obligations (Cost $127,451)	124,872
	Commercial Mortgage-Backed Securities — 1.3%
500	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	501
	Bear Stearns Commercial Mortgage Securities,
56	Series 2000-WF1, Class A1, 7.64%, 02/15/32	57
211	Series 2004-T16, Class A2, 3.70%, 02/13/46	206
300	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	295
360	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	367
394	Series 2006-PW14, Class A1, 5.04%, 12/01/38	394
467	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	475
61	Merrill Lynch Mortgage Investors, Inc., Series 1997-C2, Class A2, 6.54%, 12/10/29	61
500	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	487
	Morgan Stanley Capital I,
588	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	589
142	Series 2006-T23, Class A1, 5.68%, 08/12/41	145
810	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	787
	Total Commercial Mortgage-Backed Securities (Cost $4,405)	4,364
	Corporate Bonds — 18.3%
	Aerospace & Defense — 0.1%
250	Northrop Grumman Corp., 7.13%, 02/15/11	268
210	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	218
		486
	Air Freight & Logistics — 0.3%
798	FedEx Corp., Series 981A, 6.72%, 01/15/22	864
	Airlines — 0.2%
106	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09	110
	Continental Airlines, Inc.,
47	Series 1999-2, Class A1, 7.26%, 03/15/20	50
202	Series 1999-2, Class A2, 7.06%, 09/15/09	208
329	United Airlines, Inc., Series 2001-1, 6.07%, 03/01/13 (c)	331
		699
	Automobiles — 0.4%
	DaimlerChrysler NA Holding Corp.,
405	4.75%, 01/15/08	403
709	7.20%, 09/01/09 (c)	740
		1,143
	Capital Markets — 3.4%
800	Bear Stearns Cos., Inc. (The), 3.25%, 03/25/09	772
	Credit Suisse First Boston USA, Inc.,
111	4.70%, 06/01/09 (c)	110
405	5.50%, 08/15/13	412
1,640	6.13%, 11/15/11	1,712
	Goldman Sachs Group, Inc. (The),
269	3.88%, 01/15/09 (c)	264
202	4.75%, 07/15/13	196
200	5.15%, 01/15/14	198
486	6.60%, 01/15/12	516
1,000	6.88%, 01/15/11	1,061
101	7.35%, 10/01/09	107
	Lehman Brothers Holdings, Inc.,
455	6.63%, 01/18/12	483
300	Series G, 4.80%, 03/13/14 (c)	291
	Merrill Lynch & Co., Inc.,
202	5.45%, 07/15/14	204
202	Series B, 3.13%, 07/15/08	196
405	Series B, 3.70%, 04/21/08 (c)	399
200	Series B, 4.50%, 11/04/10	196
304	Series C, 4.13%, 01/15/09	299
200	Series C, 5.00%, 01/15/15 (c)	196
	Morgan Stanley,
243	4.25%, 05/15/10	237
147	4.75%, 04/01/14	141
1,000	6.60%, 04/01/12	1,066
1,240	6.75%, 04/15/11	1,316
607	State Street Corp., 7.65%, 06/15/10	652
		11,024
	Chemicals — 0.2%
	Dow Chemical Co. (The),
100	6.00%, 10/01/12	103
304	6.13%, 02/01/11	311
125	Monsanto Co., 7.38%, 08/15/12	138
		552
	Commercial Banks — 2.2%
152	Branch Banking & Trust Co., 4.88%, 01/15/13	150
350	Fifth Third Bancorp, 5.45%, 01/15/17	352

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
1,012	Firstar Bank N.A., 7.13%, 12/01/09	1,065
405	Keycorp, Series G, 4.70%, 05/21/09	400
233	Mellon Funding Corp., 3.25%, 04/01/09	224
125	PNC Funding Corp., 5.25%, 11/15/15	125
202	Popular North America, Inc., 4.25%, 04/01/08	199
380	Royal Bank of Canada (Canada), 3.88%, 05/04/09	371
229	Suntrust Bank, 6.38%, 04/01/11	240
1,012	US Bank N.A., 6.50%, 02/01/08	1,019
202	Wachovia Bank N.A., 7.80%, 08/18/10	218
	Wachovia Corp.,
709	3.50%, 08/15/08 (c)	693
388	3.63%, 02/17/09	378
	Wells Fargo & Co.,
456	3.13%, 04/01/09	439
550	5.00%, 11/15/14	539
	Wells Fargo Bank N.A.,
81	6.45%, 02/01/11	85
628	7.55%, 06/21/10	674
		7,171
	Communications Equipment — 0.0% (g)
100	Cisco Systems, Inc., 5.50%, 02/22/16	102
	Computers & Peripherals — 0.1%
283	International Business Machines Corp., 5.39%, 01/22/09	284
	Consumer Finance — 1.6%
405	American Express Credit Corp., 3.00%, 05/16/08	395
	American General Finance Corp.,
132	Series H, 4.50%, 11/15/07	131
91	Series H, 5.38%, 10/01/12 (c)	92
71	Capital One Bank, 5.75%, 09/15/10	73
	HSBC Finance Corp.,
202	4.75%, 05/15/09 (c)	201
200	5.25%, 01/15/14	200
1,417	5.88%, 02/01/09	1,440
202	6.38%, 11/27/12	215
202	6.50%, 11/15/08	207
452	6.75%, 05/15/11	480
698	8.00%, 07/15/10	761
	International Lease Finance Corp.,
177	4.50%, 05/01/08	175
152	5.88%, 05/01/13	157
	SLM Corp.,
100	4.00%, 01/15/10	97
263	Series A, 5.38%, 01/15/13	265
202	Toyota Motor Credit Corp., 2.88%, 08/01/08 (c)	196
202	Washington Mutual Financial Corp., 6.88%, 05/15/11	216
		5,301
	Diversified Financial Services — 3.8%
1,108	Associates Corp. of North America, 8.15%, 08/01/09	1,186
	Bank of America Corp.,
125	5.25%, 12/01/15 (c)	125
405	7.40%, 01/15/11	438
1,470	7.80%, 02/15/10	1,581
	Caterpillar Financial Services Corp.,
100	5.50%, 03/15/16	101
100	Series F, 3.45%, 01/15/09	97
200	CIT Group, Inc., 7.75%, 04/02/12 (c)	222
	Citigroup, Inc.,
121	3.50%, 02/01/08 (c)	119
202	4.25%, 07/29/09	199
506	5.63%, 08/27/12	519
81	6.20%, 03/15/09	83
	General Electric Capital Corp.,
500	5.65%, 06/09/14	513
455	Series A, 3.50%, 05/01/08	447
425	Series A, 4.25%, 01/15/08	422
354	Series A, 4.63%, 09/15/09 (c)	351
1,042	Series A, 5.88%, 02/15/12	1,079
1,215	Series A, 6.00%, 06/15/12	1,266
516	Series A, 6.13%, 02/22/11	536
	John Hancock Global Funding II,
243	3.50%, 01/30/09 (e)	236
243	7.90%, 07/02/10 (e)	263
	MassMutual Global Funding II,
330	3.25%, 06/15/07 (e)	328
405	3.50%, 03/15/10 (e)	388
	New York Life Global Funding,
223	3.88%, 01/15/09 (e)	218
506	5.38%, 09/15/13 (e)	514
	Principal Life Global Funding I,
202	2.80%, 06/26/08 (e)	196
765	6.25%, 02/15/12 (e)	802
125	Textron Financial Corp., 5.13%, 02/03/11	125
		12,354

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Telecommunication Services — 1.5%
142	Ameritech Capital Funding Corp., 6.15%, 01/15/08	143
195	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	202
830	British Telecommunications plc (United Kingdom), 8.63%, 12/15/10	930
587	France Telecom S.A. (France), 7.75%, 03/01/11	642
176	New York Telephone Co., 6.00%, 04/15/08	177
567	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	602
46	Nynex Corp., 9.55%, 05/01/10 (c)	50
	Sprint Capital Corp.,
81	7.63%, 01/30/11 (c)	87
182	8.38%, 03/15/12	204
225	Telecom Italia Capital S.A. (Luxembourg), 5.25%, 11/15/13	219
283	Telus Corp. (Canada), 8.00%, 06/01/11	311
202	Verizon Florida, Inc., Series F, 6.13%, 01/15/13 (c)	208
800	Verizon Global Funding Corp., 7.25%, 12/01/10	857
200	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	191
		4,823
	Electric Utilities — 0.3%
81	Alabama Power Co., 4.70%, 12/01/10	80
233	Carolina Power & Light Co., 5.13%, 09/15/13	231
100	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	102
300	Exelon Generation Co. LLC, 6.95%, 06/15/11	318
51	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	49
221	PSEG Power LLC, 7.75%, 04/15/11	241
		1,021
	Food & Staples Retailing — 0.1%
304	Kroger Co. (The), 8.05%, 02/01/10	327
	Gas Utilities — 0.2%
820	Enron Corp., 6.75%, 07/01/05 (d) (f) (i)	—	(h)
162	KeySpan Gas East Corp., 7.88%, 02/01/10	174
263	Southern California Gas Co., 4.80%, 10/01/12	259
100	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13	93
		526
	Industrial Conglomerates — 0.1%
	Tyco International Group S.A. (Bermuda),
152	6.38%, 10/15/11	161
253	6.75%, 02/15/11	270
		431
	Insurance — 1.1%
385	American International Group, Inc., 4.25%, 05/15/13	368
607	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	600
455	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	447
405	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	422
222	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	224
445	Monumental Global Funding II, 4.38%, 07/30/09 (e)	437
121	Nationwide Financial Services, 6.25%, 11/15/11	126
233	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	228
	Protective Life Secured Trust,
217	4.00%, 10/07/09	211
405	4.00%, 04/01/11	389
76	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	76
		3,528
	Media — 0.7%
106	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	122
749	Comcast Cable Holdings LLC, 9.80%, 02/01/12	892
	Comcast Corp.,
121	5.50%, 03/15/11	122
100	5.90%, 03/15/16	103
182	Cox Communications, Inc., 7.75%, 11/01/10	197
	Time Warner Cos., Inc.,
283	7.48%, 01/15/08	288
430	8.18%, 08/15/07	435
223	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	268
		2,427
	Metals & Mining — 0.1%
250	Alcoa, Inc., 5.55%, 02/01/17	253
	Multi-Utilities — 0.4%
324	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	340
202	DTE Energy Co., Series A, 6.65%, 04/15/09	208
	Duke Energy Corp.,
455	4.20%, 10/01/08 (c)	449
405	5.63%, 11/30/12	415
		1,412

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Oil, Gas & Consumable Fuels — 0.2%
400		ConocoPhillips Co., 8.75%, 05/25/10	445
190		ConocoPhillips Funding Co. (Canada), 5.63%, 10/15/16	194
			639
		Paper & Forest Products — 0.2%
		International Paper Co.,
334		4.00%, 04/01/10	324
131		4.25%, 01/15/09	129
142		6.50%, 11/15/07	142
		Weyerhaeuser Co.,
28		6.13%, 03/15/07	28
40		6.75%, 03/15/12	42
			665
		Real Estate Management & Development — 0.0% (g)
81		ERP Operating LP, 4.75%, 06/15/09	80
		Road & Rail — 0.1%
		Burlington Northern Santa Fe Corp.,
235		6.13%, 03/15/09	239
202		7.13%, 12/15/10	216
			455
		Thrifts & Mortgage Finance — 0.7%
		Countrywide Home Loans, Inc.,
233		3.25%, 05/21/08	227
810		Series L, 4.00%, 03/22/11 (c)	772
304		MGIC Investment Corp., 6.00%, 03/15/07	304
		Washington Mutual Bank FA,
76		5.65%, 08/15/14	76
304		6.88%, 06/15/11	323
275		Washington Mutual, Inc., 4.20%, 01/15/10	269
304		World Savings Bank FSB, 4.50%, 06/15/09	300
			2,271
		Wireless Telecommunication Services — 0.3%
		New Cingular Wireless Services, Inc.,
152		7.50%, 05/01/07 (c)	152
364		7.88%, 03/01/11	400
500		Sprint Nextel Corp., 6.00%, 12/01/16	498
			1,050
		Total Corporate Bonds (Cost $61,037)	59,888
		Foreign Government Securities — 0.3%
		Mexico Government International Bond (Mexico),
277		6.38%, 01/16/13	291
175		6.63%, 03/03/15 (c)	188
607		Province of Quebec (Canada), 5.75%, 02/15/09 (c)	617
		Total Foreign Government Securities (Cost $1,101)	1,096
		Mortgage Pass-Through Securities — 6.1%
		Federal Home Loan Mortgage Corp. Conventional Pools,
—	(h)	8.00%, 04/01/07	—	(h)
17		12.00%, 08/01/15-07/01/19	18
19		ARM, 7.00%, 07/01/26	19
116		ARM, 7.02%, 01/01/27	118
		Federal Home Loan Mortgage Corp. Gold Pools,
936		4.00%, 05/01/14-08/01/18	901
208		4.50%, 10/01/18	202
66		5.50%, 06/01/17	66
427		6.00%, 04/01/18-01/01/34	433
819		6.50%, 12/01/13-11/01/22	839
827		7.00%, 08/01/10-04/01/26	851
103		7.50%, 08/01/08-08/01/25	105
30		8.00%, 07/01/20-11/01/24	32
93		8.50%, 01/01/10-07/01/28	98
		Federal National Mortgage Association Various Pools,
6,387		4.00%, 09/01/13-12/01/18	6,072
200		4.50%, 03/01/19	194
222		5.00%, 12/01/16-06/01/18	218
376		5.50%, 12/01/33	374
859		6.00%, 12/01/32-09/01/33	871
1,332		6.50%, 12/01/10-08/01/31	1,368
110		7.00%, 06/01/10-08/01/32	114
148		7.50%, 10/01/12-05/01/25	153
261		8.00%, 11/01/12-11/01/28	274
100		8.50%, 07/01/24-02/01/30	108
74		9.00%, 09/01/19-12/01/30	80
24		9.50%, 12/01/18	26
10		10.00%, 02/01/24	11
13		12.50%, 01/01/16	14
1,151		ARM, 4.11%, 09/01/33	1,127
1,214		ARM, 4.78%, 08/01/34	1,207
466		ARM, 4.84%, 01/01/35	462
673		ARM, 4.86%, 02/01/35	670
631		ARM, 4.90%, 04/01/33	627
51		ARM, 5.61%, 09/01/27	51
54		ARM, 5.62%, 03/01/29	55

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
5	ARM, 6.07%, 08/01/19	5
22	ARM, 6.69%, 03/01/19	22
8	ARM, 7.41%, 06/01/26	8
	Government National Mortgage Association Various Pools,
600	6.00%, 10/15/17-11/15/28	610
430	6.50%, 07/15/09-02/15/33	441
495	7.00%, 08/15/23-06/15/33	517
175	7.50%, 05/15/07-06/15/32	183
263	8.00%, 05/15/09-10/20/28	277
74	8.50%, 11/15/17-05/20/25	78
34	9.00%, 01/15/09-11/15/24	37
67	9.50%, 10/15/09-12/15/25	73
29	12.00%, 11/15/19	32
	Total Mortgage Pass-Through Securities (Cost $20,367)	20,041
	Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.20%, 05/21/13	39
20	Inter-American Development Bank, 8.40%, 09/01/09	22
	Total Supranational (Cost $63)	61
	U.S. Government Agency Securities — 1.7%
	Federal Home Loan Bank System,
2,550	4.72%, 09/20/12	2,508
202	6.21%, 06/02/09	208
405	Federal Home Loan Mortgage Corp., 4.13%, 07/12/10	397
	Federal National Mortgage Association,
810	5.50%, 03/15/11	830
243	6.13%, 03/15/12 (c)	257
678	6.25%, 02/01/11	709
500	6.63%, 09/15/09	521
121	6.63%, 11/15/10 (c)	128
	Total U.S. Government Agency Securities (Cost $5,658)	5,558
	U.S. Treasury Obligations — 20.3%
	U.S. Treasury Bonds,
405	9.88%, 11/15/15 (m)	558
8,514	10.38%, 11/15/12 (c) (m)	8,822
4,800	11.75%, 11/15/14 (c)	5,667
858	12.50%, 08/15/14 (c)	1,014
	U.S. Treasury Bonds Coupon STRIPS,
607	02/15/09 (c)	555
2,551	05/15/09 (c)	2,309
500	11/15/09 (c)	443
320	02/15/10 (c)	281
61	02/15/12 (c)	49
101	08/15/12 (c)	79
1,340	11/15/12 (c)	1,040
2,624	02/15/13 (m)	2,014
1,500	05/15/13	1,137
454	08/15/13 (m)	341
202	11/15/13 (c)	150
6,027	02/15/14 (m)	4,411
2,816	05/15/14 (m)	2,035
4,602	08/15/14 (m)	3,288
2,768	11/15/14 (m)	1,954
200	02/15/15 (c)	139
127	08/15/15 (c)	87
2,452	11/15/15 (m)	1,648
5,766	02/15/16 (m)	3,830
1,072	05/15/16	703
555	08/15/16 (c)	359
200	11/15/16 (c)	128
1,518	U.S. Treasury Bonds Principal STRIPS, 11/15/09	1,345
783	U.S. Treasury Inflation Indexed Bonds, 4.25%, 01/15/10 (c)	831
	U.S. Treasury Notes,
500	3.25%, 01/15/09 (c)	488
1,000	3.50%, 02/15/10 (c)	971
500	3.63%, 07/15/09 (c)	489
400	3.63%, 01/15/10 (c)	390
730	4.00%, 06/15/09 (c)	721
2,000	4.50%, 09/30/11	1,998
12,400	4.63%, 10/31/11	12,453
500	4.88%, 05/15/09 (c)	503
1,000	5.00%, 07/31/08 (c)	1,004
250	5.63%, 05/15/08	252
631	5.75%, 08/15/10 (c)	656
435	6.13%, 08/15/07 (c)	437
665	6.50%, 02/15/10 (c)	700
	Total U.S. Treasury Obligations (Cost $68,478)	66,279
	Total Long-Term Investments (Cost $298,436)	291,936
SHARES
Short-Term Investment — 10.9%
	Investment Company — 10.9%
35,463	JPMorgan Liquid Assets Money Market Fund (b) (Cost $35,463)	35,463

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — 9.6%
	Certificates of Deposit — 1.1%
1,250	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	1,250
1,200	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	1,200
1,000	Societe Generale, New York, FRN, 5.31%, 06/20/07	1,000
		3,450
	Corporate Notes — 4.4%
1,500	Allstate Life Global II, FRN, 5.30%, 03/31/08	1,500
750	American Express Credit Corp., FRN, 5.32%, 06/12/07	750
1,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 07/13/07	1,000
	Beta Finance, Inc.,
350	FRN, 5.37%, 01/15/08	350
800	FRN, 5.38%, 03/15/07	800
1,300	CDC Financial Products, Inc., FRN, 5.36%, 03/30/07	1,300
1,400	Citigroup Global Markets Inc., FRN, 5.38%, 03/07/07	1,400
2,000	Comerica, FRN, 5.31%, 11/13/07	2,000
1,000	Macquarie Bank Ltd., FRN, 5.34%, 03/31/08	1,000
2,000	Monumental Global Funding, FRN, 5.41%, 02/26/10	2,000
1,000	Morgan Stanley & Cos., Inc., FRN, 5.49%, 03/31/08	1,000
1,450	Unicredito Italiano Bank plc, FRN, 5.33%, 03/31/08	1,450
		14,550
	Funding Agreement — 0.4%
1,500	Beneficial Life Insurance Co., FRN, 5.45%, 05/31/07	1,500
	Repurchase Agreements — 3.1%
2,521	Banc of America Securities LLC, 5.32%, dated 02/28/07, due 03/01/07, repurchase price $2,521, collateralized by U.S. Government Agency Mortgages	2,521
5,000	Citigroup Global Markets, Inc., 5.36%, dated 02/28/07, due 03/01/07, repurchase price $5,001, collateralized by U.S. Government Agency Mortgages	5,000
2,500	Lehman Brothers, Inc., 5.32%, dated 02/28/07, due 03/01/07, repurchase price $2,500, collateralized by U.S. Government Agency Mortgages	2,500
		10,021
	Time Deposit — 0.6%
2,000	Northern Rock plc, 5.32%, 05/15/07	2,000
	Total Investments of Cash Collateral for Securities on Loan (Cost $31,521)	31,521
	Total Investments — 109.7% (Cost $365,420)	358,920
	Liabilities in Excess of Other Assets — (9.7)%	(31,601)
	NET ASSETS — 100.0%	$327,319

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

JPMorgan Institutional Trust Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2007 (continued)

ABBREVIATIONS:

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(c)—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)—	Defaulted Security.

(e)—	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(f)—	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):

Fund	Market Value		Percentage
JPMorgan Intermediate Bond Trust	—	(h)	—	(g)

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand.

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)—	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)—	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)—	The rate shown is the effective yield at the date of purchase.

(q)—	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

ARM—	Adjustable Rate Mortgage.

CMO—	Collateralized Mortgage Obligation.

FRN—	Floating Rate Note. The rate shown is the rate in effect as of February 28, 2007.

GO—	General Obligation.

HB—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of February 28, 2007. The rate may be subject to a cap and floor.

IO—	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

SPDR—	Standard & Poor’s Depositary Receipt.

STRIPS—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB—	Step-Up Bond. The rate shown is the rate in effect as of February 28, 2007.

VAR—	Variable Rate Note. The interest rate shown is the rate in effect at February 28, 2007.

USD—	United States Dollar.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   49

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 28, 2007

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,840,680	$441,615	$323,457
Investments in affiliates, at value	221,861	9,172	35,463
Total investment securities, at value	3,062,541	450,787	358,920
Cash	126	—	—
Receivables:
Investment securities sold	329	—	19
Fund shares sold	5,426	—	254
Interest and dividends	14,735	925	2,384
Variation margin on futures contracts	—	42	—
Prepaid expenses and other assets	—	—	2
Total Assets	3,083,157	451,754	361,579

LIABILITIES:
Payables:
Dividends	4,547	—	412
Investment securities purchased	2,628	1,442	2,148
Collateral for securities lending program	273,631	29,008	31,521
Fund shares redeemed	1,356	713	100
Accrued liabilities:
Investment advisory fees	249	21	—
Custodian and accounting fees	82	14	38
Trustees’ and Officers’ fees	19	2	4
Other	129	36	37
Total Liabilities	282,641	31,236	34,260
Net Assets:	$2,800,516	$420,518	$327,319

NET ASSETS:
Paid in capital	$2,846,853	$354,095	$336,003
Accumulated undistributed (distributions in excess of) net investment income	118	1,306	(2)
Accumulated net realized gains (losses)	(6,781)	3,218	(2,182)
Net unrealized appreciation (depreciation)	(39,674)	61,899	(6,500)
Total Net Assets	$2,800,516	$420,518	$327,319

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	286,348	23,991	33,552

Net Asset Value	$9.78	$17.53	$9.76

Cost of investments	$3,102,215	$388,865	$365,420
Market value of securities on loan	268,991	28,431	31,011

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2007

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Dividend income	$—	$7,944	$—
Dividend income from affiliates (a)	12,063	280	1,434
Interest income	122,497	— (b)	14,071
Income from securities lending (net)	379	43	34
Total investment income	134,939	8,267	15,539

EXPENSES:
Investment advisory fees	8,147	1,057	939
Administration fees	2,715	423	313
Custodian and accounting fees	238	91	90
Interest expense	—	13	—
Professional fees	152	52	50
Trustees’ and Officers’ fees	109	16	14
Printing and mailing costs	39	5	4
Transfer agent fees	18	—	—
Other	241	37	31
Total expenses	11,659	1,694	1,441
Less amounts waived	(7,581)	(1,257)	(969)
Less earnings credits	(4)	(1)	(1)
Less expense reimbursements	—	—	(2)
Net expenses	4,074	436	469
Net investment income (loss)	130,865	7,831	15,070

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	(16,339)	5,362	(292)
Affiliated investments	—	101	—
Futures	—	167	—
Net realized gain (loss)	(16,339)	5,630	(292)
Change in net unrealized appreciation (depreciation) of:
Investments	41,154	33,921	2,819
Affiliated investments	—	897	—
Futures	—	(59)	—
Change in net unrealized appreciation (depreciation)	41,154	34,759	2,819
Net realized/unrealized gains (losses)	24,815	40,389	2,527
Change in net assets resulting from operations	$155,680	$48,220	$17,597

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. See Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust			Equity Index Trust
	Year Ended 2/28/2007	Period Ended 2/28/2006 (b)	2/7/2005 (a) through 6/30/2005	Year Ended 2/28/2007	Period Ended 2/28/2006 (b)	2/7/2005 (a) through 6/30/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$130,865	$95,290	$50,868	$7,831	$5,135	$2,742
Net realized gain (loss)	(16,339)	(4,064)	(681)	5,630	(709)	(241)
Change in net unrealized appreciation (depreciation)	41,154	(81,610)	782	34,759	30,704	(3,564)
Change in net assets resulting from operations	155,680	9,616	50,969	48,220	35,130	(1,063)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(130,838)	(93,766)	(52,301)	(7,777)	(3,908)	(2,612)
From net realized gains	—	—	—	(1,417)	(150)	—
Total distributions to shareholders	(130,838)	(93,766)	(52,301)	(9,194)	(4,058)	(2,612)

CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS:
Proceeds from shares issued	431,723	443,204	2,931,444	69,694	15,165	430,642
Dividends reinvested	73,876	54,532	27,870	1,610	668	440
Cost of shares redeemed	(332,892)	(221,803)	(116,355)	(117,598)	(19,216)	(27,310)
Redemption in-kind (Note 8)	(430,443)	—	—	—	—	—
Change in net assets from capital transactions	(257,736)	275,933	2,842,959	(46,294)	(3,383)	403,772

NET ASSETS
Change in net assets	(232,894)	191,783	2,841,627	(7,268)	27,689	400,097
Beginning of period	3,033,410	2,841,627	—	427,786	400,097	—
End of period	$2,800,516	$3,033,410	$2,841,627	$420,518	$427,786	$400,097
Accumulated undistributed (distributions in excess of) net investment income	$118	$91	$(1,433)	$1,306	$1,357	$130

SHARE TRANSACTIONS
Issued	44,893	45,328	293,412	4,419	984	28,734
Reinvested	7,662	5,583	2,811	96	43	30
Redeemed	(34,446)	(22,620)	(11,670)	(7,236)	(1,232)	(1,847)
Redemption in-kind (Note 8)	(44,605)	—	—	—	—	—
Change in Shares	(26,496)	28,291	284,553	(2,721)	(205)	26,917

(a)	Commencement of operations.

(b)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

	Intermediate Bond Trust
	Year Ended 2/28/2007	Period Ended 2/28/2006 (b)	2/7/2005 (a) through 6/30/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,070	$11,740	$7,460
Net realized gain (loss)	(292)	(1,718)	(172)
Change in net unrealized appreciation (depreciation)	2,819	(8,468)	(851)
Change in net assets resulting from operations	17,597	1,554	6,437

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,076)	(11,544)	(7,652)
Total distributions to shareholders	(15,076)	(11,544)	(7,652)

CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS:
Proceeds from shares issued	36,831	2,883	450,019
Dividends reinvested	9,818	7,850	4,903
Cost of shares redeemed	(25,250)	(121,011)	(30,040)
Change in net assets from capital transactions	21,399	(110,278)	424,882

NET ASSETS
Change in net assets	23,920	(120,268)	423,667
Beginning of period	303,399	423,667	—
End of period	$327,319	$303,399	$423,667
Accumulated undistributed (distributions in excess of) net investment income	$(2)	$4	$(192)

SHARE TRANSACTIONS
Issued	3,822	294	45,063
Reinvested	1,018	804	494
Redeemed	(2,623)	(12,277)	(3,043)
Change in Shares	2,217	(11,179)	42,514

(a)	Commencement of operations.

(b)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
	Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Core Bond Trust
Year Ended February 28, 2007	$9.70	$0.47	$0.08	$0.55	$(0.47)	$—	$(0.47)
July 1, 2005 to February 28, 2006 (d)	9.99	0.32	(0.29)	0.03	(0.32)	—	(0.32)
February 7, 2005 (e) to June 30, 2005	10.00	0.19	0.00	0.19	(0.20)	—	(0.20)

Equity Index Trust
Year Ended February 28, 2007	16.01	0.31	1.57	1.88	(0.30)	(0.06)	(0.36)
July 1, 2005 to February 28, 2006 (d)	14.86	0.19	1.11	1.30	(0.14)	(0.01)	(0.15)
February 7, 2005 (e) to June 30, 2005	15.00	0.10	(0.14)	(0.04)	(0.10)	—	(0.10)

Intermediate Bond Trust
Year Ended February 28, 2007	9.68	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 to February 28, 2006 (d)	9.97	0.33	(0.30)	0.03	(0.32)	—	(0.32)
February 7, 2005 (e) to June 30, 2005	10.00	0.18	(0.02)	0.16	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)
$ 9.78	5.86%	$2,800,516	0.15%	4.82%	0.43%	12%
9.70	0.30	3,033,410	0.15	4.97	0.42	12
9.99	1.89	2,841,627	0.15	4.88	0.43	6

17.53	11.87	420,518	0.10	1.85	0.40	10
16.01	8.79	427,786	0.10	1.84	0.40	5
14.86	(0.27)	400,097	0.10	1.84	0.41	5

9.76	5.81	327,319	0.15	4.82	0.46	14
9.68	0.33	303,399	0.15	4.84	0.43	6
9.97	1.58	423,667	0.15	4.69	0.45	6

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   55

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Three separate series of the Trust (collectively, the “Funds”) covered by this report, commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities (other than short-term investments maturing in 61 days or less) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in 61 days or less are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of illiquid securities as of February 28, 2007 (amounts in thousands):

	Market Value	Percentage
Intermediate Bond Trust	$1	— (g)%

(g)	Amount rounds to less than 0.1%

C.  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D.  Futures Contracts — The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade.

Index futures contracts are used to control the asset mix of the portfolio in the most efficient manner. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

56   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

The Funds may invest in exchange traded futures for hedging purposes or in anticipation of buying or selling a specific security.

As of February 28, 2007, the Equity Index Trust had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

E.  Securities Lending — To generate additional income, each Fund may lend up to 33 1/3% of its assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities (“U.S. government securities”). JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent pursuant to a Securities Lending Agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

Under the Securities Lending Agreement, JPMCB, acting as agent for the Funds, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a portion of such interest for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.06% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of U.S. securities outstanding during a given month; and (ii) 0.1142% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of non-U.S. securities outstanding during a given month. For the year ended February 28, 2007, JPMCB voluntarily reduced its fees to: (i) 0.05% for each loan of U.S. securities and (ii) 0.10% for each loan of the non-U.S. securities, respectively.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

As of February 28, 2007, the following Funds had securities with the following market values on loan, received the following collateral and for the year then ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

	Lending Agent Fees Paid	Market Value of Collateral	Market Value of Loaned Securities
Core Bond Trust	$133	$273,631	$268,991
Equity Index Trust	12	29,008	28,431
Intermediate Bond Trust	15	31,521	31,011

F.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

G.  Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

H.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

I.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   57

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Core Bond Trust	$(14,303)	$—	$14,303
Equity Index Trust	—	(105)	105

The reclassifications for the Funds relate primarily to differences in character for tax purposes of redemption in-kinds for the Core Bond Trust and of distributions received from investments in real estate investment trusts for the Equity Index Trust.

J.  New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for financial statements in the first fiscal period beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management continues to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

The amount of these waivers/reimbursements resulting from investments in the money market funds for the year ended are as follows (amounts in thousands):

Core Bond Trust	$370
Equity Index Trust	4
Intermediate Bond Trust	49

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Funds’ average daily net assets.

The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.E.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations.

58   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

D.  Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E.  Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The contractual expense limitation agreements were in effect for the year ended February 28, 2007. The expense limitation percentages in the table above are in place until at least June 30, 2007.

For the year ended February 28, 2007, the Funds’ service providers waived fees and/or reimbursed expenses for the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total	Contractual Reimbursements
Core Bond Trust	$4,866	$2,715	$7,581	$—
Equity Index Trust	834	423	1,257	—
Intermediate Bond Trust	656	313	969	2

F. Other

Certain officers of the Trust are affiliated with the Advisor, Administrator and the Sub-administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Officers’ fees in the Statement of Operations.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/dealers. For the year ended February 28, 2007, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2007, purchases and sales of investments (excluding short-term investments and in-kind transactions) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$446,164	$187,423	$57,479	$104,143
Equity Index Trust	40,318	86,899	—	—
Intermediate Bond Trust	20,543	40,336	19,773	1,458

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   59

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2007 (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2007, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$3,102,215	$16,866	$56,540	$(39,674)
Equity Index Trust	389,472	71,329	10,014	61,315
Intermediate Bond Trust	365,420	670	7,170	(6,500)

For Equity Index Trust, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals and investments in real estate investment trusts.

The tax character of distributions paid during the fiscal year ended February 28, 2007 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long term Capital gains	Total Distributions Paid
Core Bond Trust	$130,838	$—	$130,838
Equity Index Trust	7,777	1,417	9,194
Intermediate Bond Trust	15,076	—	15,076

The tax character of distributions paid during the fiscal year ended February 28, 2006 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long term Capital gains	Total Distributions Paid
Core Bond Trust	$93,766	$—	$93,766
Equity Index Trust	4,015	43	4,058
Intermediate Bond Trust	11,544	—	11,544

At February 28, 2007, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$4,669	$(6,346)	$(39,674)
Equity Index Trust	1,338	3,769	61,315
Intermediate Bond Trust	411	(2,123)	(6,500)

For the Funds, the cumulative timing differences primarily consist of wash sale loss deferrals, investments in real estate investment trusts, and mark to market of futures contracts (for Equity Index Trust), distributions payable and post October losses (for Core Bond Trust and Intermediate Bond Trust) and organization costs (for Core Bond Trust).

As of February 28, 2007, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

	2014	2015	Total
Core Bond Trust	$969	$5,377	$6,346
Intermediate Bond Trust	1,000	1,123	2,123

During the year ended February 28, 2007, the Funds utilized capital loss carryforwards as follows (amounts in thousands):

Equity Index Trust	$417

60   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the period ended February 28, 2007, the Funds deferred to March 1, 2007 post October capital losses of (amounts in thousands):

Capital Losses
Core Bond Trust	$436
Intermediate Bond Trust	59

6. Borrowings

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 20, 2007.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility at February 28, 2007, or at any time during the year then ended.

7. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

8. Transfers-In-Kind

For the year ended February 28, 2007, certain shareholders of the Core Bond Trust redeemed shares and the Core Bond Trust paid the redemption proceeds primarily by means of a redemption in-kind of the Core Bond Trust’s portfolio securities in exchange for shares of the Core Bond Trust. Cash and portfolio securities were transferred on the dates at market values listed, and gains for book purposes which resulted from the redemption in-kind are listed below (amounts in thousands):

Date	Market Value	Realized Gain (Loss)	Type
March 28, 2006	$430,443	$(14,303)	Redemption in-kind

For the year ended June 30, 2005, certain shareholders of the Funds purchased shares and the Funds received portfolio securities primarily by means of a Subscription in-kind for shares of the Funds. Cash and portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

	Date	Market Value	Type
Core Bond Trust	February 4, 2005	$2,394,758	Subscription in-kind
Core Bond Trust	March 31, 2005	9,392	Subscription in-kind
Equity Index Trust	February 4, 2005	269,260	Subscription in-kind
Intermediate Bond Trust	February 4, 2005	373,851	Subscription in-kind

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   61

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
JPMorgan Institutional Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust (each a portfolio of JPMorgan Institutional Trust, hereafter collectively referred to as the “Funds”) at February 28, 2007, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2007

62   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

TRUSTEES
(Unaudited)

Name (Year of Birth); Positions With the Funds	Principal Occupation(s) During Past 5 Years	Number of Portfolios in JPMorgan Funds Complex (1) Overseen by Trustee	Other Directorships Held Outside Fund Complex
Non-Interested Trustees
Cheryl Ballenger (1956); Chairperson and Trustee since 2005	Mathematics Teacher, Vernon Hills High School (August 2004–Present); Mathematics Teacher, Round Lake High School (2003–2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology)	12	None.
Jerry B. Lewis (1939); Trustee since 2005	Retired; formerly President, Lewis Investments Inc. (registered investment adviser); previously, various managerial and executive positions at Ford Motor Company (Treasurer’s Office, Controller’s Office, Auditing and Corporate Strategy)	12	None.
John R. Rettberg (1937); Trustee since 2005	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor)	12	None.
Ken Whipple (1934); Trustee since 2005	Chairman (2002–Present) and CEO (2002–2004), CMS Energy	12	Director of CMS Energy and Korn Ferry International (executive recruitment)
Interested Trustee
John F. Ruffle (2) (1937); Trustee since 2005	Retired; formerly Vice Chairman, J.P. Morgan Chase & Co. Inc. and Morgan Guaranty Trust Co. of NY	12	Trustee of Johns Hopkins University and Director of American Shared Hospital Services

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees serve currently includes three investment companies.

(2)	The Board has designated Mr. Ruffle an “interested person” at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust’s investment adviser.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   63

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President since 2005
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President since 2005*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005 to present and One Group Mutual Funds from 2001 until 2005. Mr. Young is Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer since 2005
Managing Director, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was the Vice President of Finance for the Pierpont Group, Inc. from 1996–2001, an independent company owned by Board of Directors/Trustees of the JPMorgan Funds, prior to joining JPMorgan Chase & Co. in 2001.

Scott E. Richter (1956), Secretary and Chief Legal Officer since 2005*
From April 2005 to present, Managing Director and Associate General Counsel, JPMorgan Chase & Co. From February 2003 to present, Senior Associate General Counsel, Bank One Corporation (now known as JPMorgan Chase & Co.). From November 1998 to January 2003, Deputy General Counsel, Institutional Division, INVESCO.

Stephanie J. Dorsey (1969), Treasurer since 2005*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Susan M. Canning (1969), Assistant Secretary since 2005*	Vice President and Senior Counsel, JPMorgan Chase & Co. Member of Law Department since 1991.

Stephen M. Ungerman (1953), Chief Compliance Officer since 2005
Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration-Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer since 2005
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Assistant Secretary since 2005
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary since 2005*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004–2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary since 2005*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JP Morgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary since 2005*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. from 1999 to 2005; Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.)

64   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
Ellen W. O’Brien (1957), Assistant Secretary since 2005**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

Laura S. Melman (1966) Assistant Treasurer since 2006	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Arthur A. Jensen (1966), Assistant Treasurer since 2005*
Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

Jeffrey D. House (1972) Assistant Treasurer since 2006*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services at BISYS Fund Services, Inc. from 1995 until 2006.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   65

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2007

As a shareholder of the Fund, you incur ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at September 1, 2006, and continued to hold your shares at the end of the reporting period, February 28, 2007.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2006	Ending Account Value, February 28, 2007	Expenses Paid During September 1, 2006 to February 28, 2007*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,035.70	$0.76	0.15%
Hypothetical	$1,000.00	$1,024.05	$0.75	0.15%
Equity Index Trust
Actual	$1,000.00	$1,089.00	$0.52	0.10%
Hypothetical	$1,000.00	$1,024.30	$0.50	0.10%
Intermediate Bond Trust
Actual	$1,000.00	$1,033.40	$0.76	0.15%
Hypothetical	$1,000.00	$1,024.05	$0.75	0.15%

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

66   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

Tax Letter
(Unaudited)

Certain tax information for the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2007. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2007. The information necessary to complete your income tax returns for the calendar year ending December 31, 2007 will be received under separate cover.

Dividend Received Deductions (DRD)

The following represents the percentage of ordinary income distributions eligible for the 70% dividend received deduction for corporate rate shareholders for the fiscal year ended February 28, 2007:

Dividend Received Deduction
Equity Index Trust	100.00%

Qualified Dividend Income (QDI)

For the fiscal year ended February 28, 2007, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The following represents the amount of ordinary income distributions treated as qualified dividends (amounts in thousands):

Qualified Dividend Income
Equity Index Trust	$7,136

Qualified Interest Income (QII)

For the fiscal year ended February 28, 2007, the Funds designated the following amounts of ordinary distributions paid during the Funds’ fiscal year that are from qualified interest income (amounts in thousands):

Qualified Interest Income
Core Bond Trust	$118,879
Intermediate Bond Trust	13,243

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2007:

Income from U.S. Treasury Obligations
Core Bond Trust	30.41%
Intermediate Bond Trust	27.00

Long-Term Capital Gain Designation — 15%

Each Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 28, 2007 (amounts in thousands):

15% Long-Term Capital Gain Distribution
Equity Index Trust	$1,417

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   67

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees met in person in December 2006, to consider the continuation of investment advisory agreements (the “Advisory Agreement”) for the Funds whose annual report is contained herein. At the meeting, the Board reviewed and considered performance and expense information for each Fund, as well as information about the Advisor to each Fund, which is J.P. Morgan Investment Management Inc. (the “Advisor”). The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the Advisory Agreement on December 5, 2006.

The Trustees, as part of their ongoing oversight of the investment advisory arrangements for the Funds, receive from the Advisor and review on a regular basis over the course of the year, information regarding the performance of the Funds. This information includes the Funds’ performance against the Funds’ peers and benchmarks and analyses by the Advisor of each Fund’s performance. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of funds in the Funds’ peer groups. In addition, in preparation for the December meeting, the Trustees requested and evaluated extensive materials from the Advisor, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsel to the Trust and received a memorandum from independent counsel to the Trustees discussing the legal standards applicable to their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with independent counsel at which no representatives of the Advisor were present. During the course of the meeting the Trustees requested and received additional information from the Funds’ management.

The Trustees determined that the overall arrangements between each Fund and the Advisor, as provided in the Advisory Agreement was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their business judgment and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders. On this basis, the Trustees unanimously approved the continuance of the Advisory Agreement. In reaching their determination with respect to approval of the Advisory Agreement, the Trustees considered all factors they believed relevant, including the following:

1.	comparative performance information;

2.	the nature, extent and quality of investment and administrative services rendered by the Advisor and its affiliates;

3.	payments received by the Advisor and its affiliates in respect of each Fund and all Funds as a group;

4.	the costs borne by, and profitability of, the Advisor and its affiliates in providing services to each Fund and to all Funds as a group;

5.	comparative fee and expense data for each Fund and other investment companies with similar investment objectives;

6.	the extent to which the Advisor may realize economies of scale or other efficiencies in managing or supporting each Fund;

7.	fall-out benefits to the Advisor and its affiliates from their relationships with the Funds;

8.	fees charged by the Advisor to other clients with similar investment objectives;

9.	the professional experience and qualifications of each Fund’s portfolio management teams and other senior personnel of the Advisors; and

10.	the terms of the Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. The Trustees also took into account those interests of the Funds that were in common.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by each Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees took into account shareholder expectations that the Advisor would be managing the funds. The Trustees also considered the management and oversight services provided by the Advisor, which they viewed as being of very high quality; the significant investments management had made in the asset management business during 2006; the benefits to the

68   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

funds of being part of the larger JPMorgan family of funds; the integrity and reputation of JPMorgan and the asset management organization; the financial stability of the JPMorgan organization and the adequacy of the resources of the asset management organization; and the long-term strategic issues for the funds.

Based on these considerations and other factors, the Trustees concluded that the Advisor’s services are of a nature, quality and extent that meet each fund’s operational requirements, are satisfactory and are sufficient for renewal.

Costs of Services Provided and Profitability to the Advisor

At the request of the Trustees, the Advisor provided information regarding the profitability to the Advisor and certain affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data, which included profitability of the Advisor and Administrator on both a separate and combined basis. The Trustees recognized that this data is not audited. In addition, the Trustees recognized that this data represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees noted that the management entities are entitled to earn a reasonable level of profit for services to the funds. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular Advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of the Investment Advisory Agreement was not excessive in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding “fall-out” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Trustees also considered that JPMorgan Funds Management, Inc. (the “Administrator”), an affiliate of the Advisor, earns fees from the Fund for providing administrative services. These fees were shown in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Funds does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor and the Administrator have in place that serve to limit the overall net expense ratio at competitive levels. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services provided to other clients of the Advisor for investment products with comparable investment goals and strategies and the fee rates paid by these clients. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Funds in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered relative performance and expense information for each Fund in a report prepared by Lipper. The Trustees considered the total return performance information, which included each Fund’s ranking within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for the one-year and three-year periods. The Trustees also considered each Fund’s performance in comparison to the performance results of a group (the “Peer Group”) of funds. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe Group. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for each Fund at regular Board meetings. The review of the Lipper reports and the actions taken as a result of the review of each Fund’s investment performance is summarized below:

FEBRUARY 28, 2007        JPMORGAN INSTITUTIONAL TRUST FUNDS   69

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

The Trustees considered that the performance of the Core Bond Trust was above its Universe Group median for the one year time period.

The Trustees considered that the performance of the Intermediate Bond Trust was above its Universe Group median for the one year time period.

The Trustees considered that the performance of the Equity Index Trust was above its Universe Group median for the one year time period.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Funds. The Trustees recognized that Lipper reported the Funds’ management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The review of the Lipper reports and the actions taken as a result of the review of each Fund’s advisory fees and expense ratios is summarized below:

The Trustees considered that the Core Bond Trust’s actual advisory fee rate and total expenses each were below the median for competitor funds, and they concluded that the advisory fee was reasonable.

The Trustees considered that the Intermediate Bond Trust’s actual advisory fee rate and total expenses each were below the median for competitor funds, and they concluded that the advisory fee was reasonable.

The Trustees considered that the Equity Index Trust’s actual advisory fee rate and total expenses each were below the median for competitor funds, and they concluded that the advisory fee was reasonable.

70   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2007

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FOR MORE INFORMATION:

INVESTMENT ADVISOR
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, New York 10167

PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
245 Park Avenue
New York, New York 10167

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http: //www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record is available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2007 All rights reserved. February 2007.	AN-INSTT-207

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Jerry B. Lewis. He is a “non-interested” trustee and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2007 – $127,200
2006 – $95,756 *

* The Funds’ fiscal year changed to the last day of February effective February 2006. The fees are for the eight months ending February 28, 2006, the new fiscal year end of the Funds.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES (On a calendar year basis)
2006 – $9,775,000
2005 – $10,100,000

The audit-related fees consist of aggregate fees billed for assurance and related services by the independent registered public accounting firm to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”), that were reasonably related to the performance of the annual audit of the Registrant's financial statements.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES
2007 – $18,240
2006 – $7,418 *

* The Funds’ fiscal year changed to the last day of February effective February 2006. The fees are for the eight months ending February 28, 2006, the new fiscal year end of the Funds.

The tax fees include fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended December 31, 2006 and 2005, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
2007 – Not applicable

2006 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, the Pre-approval Policy lists a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2007 – 100%

2006 – 100%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $21.6 million in 2006 and $19.1 million in 2005.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

May 09, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

May 09, 2007

By:	/s/____________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 09, 2007